GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 91.9%
Australia – 4.7%
9,318 AGL Energy Ltd. (Utilities) $ 58,261
8,966 Allkem Ltd. (Materials)* 51,126
3,742 Ampol Ltd. (Energy) 84,929
46,865 ANZ Group Holdings Ltd.
(Financials) 757,270
20,026 APA Group (Utilities) 113,263
9,231 Aristocrat Leisure Ltd.
(Consumer Discretionary) 248,436
2,994 ASX Ltd. (Financials) 115,299
18,597 Atlas Arteria Ltd. (Industrials) 71,518
28,850 Aurizon Holdings Ltd.
(Industrials) 67,525
79,127 BHP Group Ltd. (Materials) 2,429,137
7,089 BlueScope Steel Ltd.
(Materials) 97,674
21,669 Brambles Ltd. (Industrials) 191,664
5,260 CAR Group Ltd.
(Communication Services) 96,887
7,307 Charter Hall Group REIT (Real
Estate) 50,387
1,021 Cochlear Ltd. (Health Care) 184,841
20,225 Coles Group Ltd. (Consumer
Staples) 205,578
26,094 Commonwealth Bank of
Australia (Financials) 1,810,789
8,215 Computershare Ltd.
(Industrials) 128,603
16,568 Dexus REIT (Real Estate) 77,337
921 Domino’s Pizza Enterprises Ltd.
(Consumer Discretionary) 32,854
2,455 EBOS Group Ltd. (Health Care) 56,104
21,203 Endeavour Group Ltd.
(Consumer Staples) 69,309
28,036 Evolution Mining Ltd.
(Materials) 76,030
2,757 Flutter Entertainment PLC
(Consumer Discretionary)* 430,919
24,627 Fortescue Ltd. (Materials) 408,060
145,219 Glencore PLC (Materials) 812,206
28,688 Goodman Group REIT (Real
Estate) 432,741
29,937 GPT Group (The) REIT (Real
Estate) 81,781
4,343 IDP Education Ltd. (Consumer
Discretionary) 65,252
10,315 IGO Ltd. (Materials) 58,682
38,057 Insurance Australia Group Ltd.
(Financials) 149,888
10,812 Lendlease Corp. Ltd. (Real
Estate) 47,530
34,744 Lottery Corp. Ltd. (The)
(Consumer Discretionary) 105,970
14,542 Lynas Rare Earths Ltd.
(Materials)* 63,831
5,656 Macquarie Group Ltd.
(Financials) 633,973
42,977 Medibank Pvt Ltd. (Financials) 98,596
2,626 Mineral Resources Ltd.
(Materials) 106,507
Shares Description Value
a
Common Stocks – (continued)
Australia – (continued)
61,689 Mirvac Group REIT (Real
Estate) $ 84,260
48,765 National Australia Bank Ltd.
(Financials) 918,275
17,550 Northern Star Resources Ltd.
(Materials) 148,133
7,127 Orica Ltd. (Materials) 73,813
26,668 Origin Energy Ltd. (Utilities) 145,702
43,035 Pilbara Minerals Ltd.
(Materials) 103,865
762 Pro Medicus Ltd. (Health Care) 44,669
26,797 Qantas Airways Ltd.
(Industrials)* 94,169
23,268 QBE Insurance Group Ltd.
(Financials) 237,126
2,827 Ramsay Health Care Ltd.
(Health Care) 92,148
783 REA Group Ltd.
(Communication Services) 80,601
4,630 Reece Ltd. (Industrials) 59,372
5,784 Rio Tinto Ltd. (Materials) 479,539
16,678 Rio Tinto PLC (Materials) 1,139,920
50,651 Santos Ltd. (Energy) 232,067
80,961 Scentre Group REIT (Real
Estate) 142,255
5,380 SEEK Ltd. (Communication
Services) 85,185
2,422 Seven Group Holdings Ltd.
(Industrials) 51,614
7,024 Sonic Healthcare Ltd. (Health
Care) 135,852
70,555 South32 Ltd. (Materials) 144,087
37,343 Stockland REIT (Real Estate) 102,260
19,718 Suncorp Group Ltd. (Financials) 182,644
180,073 Telstra Group Ltd.
(Communication Services) 456,098
6,156 TPG Telecom Ltd.
(Communication Services) 19,266
48,029 Transurban Group (Industrials) 412,720
11,309 Treasury Wine Estates Ltd.
(Consumer Staples) 80,233
60,309 Vicinity Ltd. REIT (Real Estate) 75,777
3,638 Washington H Soul Pattinson &
Co. Ltd. (Financials) 80,808
17,552 Wesfarmers Ltd. (Consumer
Discretionary) 612,850
54,513 Westpac Banking Corp.
(Financials) 772,416
12,828 Whitehaven Coal Ltd. (Energy) 60,730
2,672 WiseTech Global Ltd.
(Information Technology) 118,348
29,600 Woodside Energy Group Ltd.
(Energy) 608,415
18,862 Woolworths Group Ltd.
(Consumer Staples) 436,475
5,806 Worley Ltd. (Industrials) 65,290
3,480 Yancoal Australia Ltd.
(Energy)
(a)
11,139
19,158,878

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Austria – 0.2%
1,119 ANDRITZ AG (Industrials) $ 60,754
1,226 BAWAG Group AG
(Financials)*
(a)
63,942
532 CA Immobilien Anlagen AG
(Real Estate) 17,414
5,105 Erste Group Bank AG
(Financials) 206,705
557 EVN AG (Utilities) 16,409
7,580 Mondi PLC (Materials) 135,014
2,207 OMV AG (Energy) 94,276
2,338 Raiffeisen Bank International
AG (Financials) 39,030
2,131 Telekom Austria AG
(Communication Services)* 16,904
508 Verbund AG (Utilities) 48,499
553 Vienna Insurance Group AG
Wiener Versicherung Gruppe
(Financials) 15,839
1,756 voestalpine AG (Materials) 49,470
1,679 Wienerberger AG (Materials) 47,961
812,217
Belgium – 0.5%
346 Ackermans & van Haaren NV
(Industrials) 57,270
2,367 Ageas SA/NV (Financials) 101,962
13,328 Anheuser-Busch InBev SA/NV
(Consumer Staples) 837,775
1,795 Azelis Group NV (Industrials) 40,189
793 Colruyt Group N.V. (Consumer
Staples) 34,203
327 D’ieteren Group (Consumer
Discretionary) 55,873
440 Elia Group SA/NV (Utilities) 47,744
1,424 Groupe Bruxelles Lambert NV
(Financials) 112,956
3,901 KBC Group NV (Financials) 223,886
2,224 Proximus SADP
(Communication Services) 21,369
235 Sofina SA (Financials) 52,359
1,091 Solvay SA (Materials) 126,360
1,876 UCB SA (Health Care) 138,862
3,171 Umicore SA (Materials) 84,871
2,541 Warehouses De Pauw CVA
REIT (Real Estate) 71,475
2,007,154
Bermuda – 0.0%
2,598 Liberty Global Ltd., Class A
(Communication Services)* 41,568
3,435 Liberty Global Ltd., Class C
(Communication Services)* 57,845
99,413
Brazil – 1.3%
68,820 Ambev SA (Consumer Staples) 191,017
8,338 Atacadao SA (Consumer
Staples) 19,170
88,052 B3 SA – Brasil Bolsa Balcao
(Financials) 237,436
22,902 Banco Bradesco SA (Financials) 66,307
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
23,307 Banco BTG Pactual SA
(Financials) $ 167,942
13,421 Banco do Brasil SA (Financials) 147,673
5,870 Banco Santander Brasil SA
(Financials) 36,894
10,553 BB Seguridade Participacoes
SA (Financials) 66,969
8,131 Caixa Seguridade Participacoes
SA (Financials) 18,843
15,689 CCR SA (Industrials) 43,069
18,113 Centrais Eletricas Brasileiras
SA (Utilities) 150,053
5,342 Cia de Saneamento Basico do
Estado de Sao Paulo (Utilities) 73,173
4,381 Cia Energetica de Minas Gerais
(Utilities) 13,803
11,666 Cia Paranaense de Energia
(Utilities) 20,791
9,442 Cia Siderurgica Nacional SA
(Materials) 31,433
18,355 Cosan SA (Energy) 66,055
2,950 CPFL Energia SA (Utilities) 22,160
7,515 CSN Mineracao SA (Materials) 10,909
4,661 Energisa SA (Utilities) 49,877
9,431 Eneva SA (Utilities)* 24,265
2,748 Engie Brasil Energia SA
(Utilities) 24,236
15,277 Equatorial Energia SA
(Utilities) 105,496
73,680 Hapvida Participacoes e
Investimentos SA (Health
Care)*
(a)
65,281
6,321 Hypera SA (Health Care) 43,291
7,075 Itau Unibanco Holding SA
(Financials) 38,386
13,063 Klabin SA (Materials) 59,776
13,326 Localiza Rent a Car SA
(Industrials) 162,217
14,981 Lojas Renner SA (Consumer
Discretionary) 49,722
45,861 Magazine Luiza SA (Consumer
Discretionary)* 18,782
4,198 Multiplan Empreendimentos
Imobiliarios SA (Real Estate) 23,142
13,181 Natura & Co. Holding SA
(Consumer Staples)* 44,068
3,092 Neoenergia SA (Utilities) 12,143
35,888 NU Holdings Ltd., Class A
(Financials)* 292,128
3,128 Pagseguro Digital Ltd., Class A
(Financials)* 31,530
57,797 Petroleo Brasileiro SA (Energy) 441,775
2,828 Porto Seguro SA (Financials) 16,054
11,233 PRIO SA (Energy)* 104,604
19,640 Raia Drogasil SA (Consumer
Staples) 111,813
15,383 Rede D’Or Sao Luiz SA (Health
Care)
(a)
82,962
19,022 Rumo SA (Industrials) 88,317

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Brazil – (continued)
21,100 Sendas Distribuidora SA
(Consumer Staples) $ 55,314
3,765 StoneCo Ltd., Class A
(Financials)* 58,734
10,818 Suzano SA (Materials) 117,957
6,379 Telefonica Brasil SA
(Communication Services) 68,236
12,552 TIM SA (Communication
Services) 43,874
8,161 TOTVS SA (Information
Technology) 55,115
11,367 Ultrapar Participacoes SA
(Energy) 58,192
61,264 Vale SA (Materials) 917,299
17,518 Vibra Energia SA (Consumer
Discretionary) 82,933
23,160 WEG SA (Industrials) 160,543
7,062 Wheaton Precious Metals Corp.
(Materials) 345,587
6,013 XP, Inc., Class A (Financials) 140,043
2,399 Yara International ASA
(Materials) 81,526
5,458,915
Canada – 6.8%
7,712 Agnico Eagle Mines Ltd.
(Materials) 414,367
5,623 Air Canada (Industrials)* 73,115
10,795 Algonquin Power & Utilities
Corp. (Utilities) 66,640
11,400 Alimentation Couche-Tard, Inc.
(Consumer Staples) 650,780
4,388 AltaGas Ltd. (Utilities) 89,323
9,495 ARC Resources Ltd. (Energy) 151,545
11,132 Bank of Montreal (Financials) 914,469
18,703 Bank of Nova Scotia (The)
(Financials) 837,314
27,222 Barrick Gold Corp. (Materials) 478,646
14,236 BCE, Inc. (Communication
Services) 560,998
5,458 Brookfield Asset Management
Ltd., Class A (Financials) 191,252
23,084 Brookfield Corp. (Financials) 814,840
4,961 CAE, Inc. (Industrials)* 98,719
6,738 Cameco Corp. (Energy) 309,654
2,623 Canadian Apartment Properties
REIT (Real Estate) 89,436
14,325 Canadian Imperial Bank of
Commerce (Financials) 592,715
9,037 Canadian National Railway Co.
(Industrials) 1,049,501
16,818 Canadian Natural Resources
Ltd. (Energy) 1,123,929
14,534 Canadian Pacific Kansas City
Ltd. (Industrials) 1,047,186
832 Canadian Tire Corp. Ltd., Class
A (Consumer Discretionary) 86,615
1,937 Canadian Utilities Ltd., Class A
(Utilities) 43,430
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
2,256 CCL Industries, Inc., Class B
(Materials) $ 93,062
21,203 Cenovus Energy, Inc. (Energy) 376,411
3,230 CGI, Inc. (Information
Technology)* 328,682
4,313 Choice Properties Real Estate
Investment Trust REIT (Real
Estate) 41,862
311 Constellation Software, Inc.
(Information Technology) 731,091
4,305 Dollarama, Inc. (Consumer
Discretionary) 312,909
4,264 Emera, Inc. (Utilities) 149,980
2,343 Empire Co. Ltd. (Consumer
Staples) 63,731
33,135 Enbridge, Inc. (Energy) 1,157,898
365 Fairfax Financial Holdings Ltd.
(Financials) 335,770
604 FirstService Corp. (Real Estate) 94,860
7,555 Fortis, Inc. (Utilities) 302,902
2,972 Franco-Nevada Corp.
(Materials) 333,138
953 George Weston Ltd. (Consumer
Staples) 111,863
2,598 GFL Environmental, Inc.
(Industrials) 74,615
2,681 Gildan Activewear, Inc.
(Consumer Discretionary) 97,128
4,270 Great-West Lifeco, Inc.
(Financials) 136,586
4,931 Hydro One Ltd. (Utilities)
(a)
137,181
1,606 iA Financial Corp., Inc.
(Financials) 107,327
1,406 IGM Financial, Inc. (Financials) 34,936
2,784 Imperial Oil Ltd. (Energy) 156,977
2,729 Intact Financial Corp.
(Financials) 423,283
8,958 Ivanhoe Mines Ltd., Class A
(Materials)* 80,010
3,564 Keyera Corp. (Energy) 89,820
18,973 Kinross Gold Corp. (Materials) 111,947
2,268 Loblaw Cos. Ltd. (Consumer
Staples) 195,712
4,143 Magna International, Inc.
(Consumer Discretionary) 223,551
28,802 Manulife Financial Corp.
(Financials) 564,633
3,587 Metro, Inc. (Consumer Staples) 179,925
5,247 National Bank of Canada
(Financials) 347,981
3,960 Northland Power, Inc. (Utilities) 64,430
7,743 Nutrien Ltd. (Materials) 414,491
1,037 Onex Corp. (Financials) 70,204
4,159 Open Text Corp. (Information
Technology) 166,532
5,670 Pan American Silver Corp.
(Materials) 88,907
8,583 Pembina Pipeline Corp.
(Energy) 287,334

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Canada – (continued)
8,284 Power Corp. of Canada
(Financials) $ 229,424
2,406 Quebecor, Inc., Class B
(Communication Services) 53,431
2,829 RB Global, Inc. (Industrials) 179,962
4,387 Restaurant Brands International,
Inc. (Consumer Discretionary) 312,269
4,705 RioCan Real Estate Investment
Trust REIT (Real Estate) 60,623
5,786 Rogers Communications,
Inc., Class B (Communication
Services) 249,346
21,631 Royal Bank of Canada
(Financials) 1,956,259
3,811 Saputo, Inc. (Consumer Staples) 74,148
18,026 Shopify, Inc., Class A
(Information Technology)* 1,314,209
9,150 Sun Life Financial, Inc.
(Financials)
(b)
462,410
20,433 Suncor Energy, Inc. (Energy) 674,243
16,195 TC Energy Corp. (Energy) 607,857
7,150 Teck Resources Ltd., Class B
(Materials) 269,578
22,415 TELUS Corp. (Communication
Services) 401,399
1,210 TFI International, Inc.
(Industrials) 143,288
2,212 Thomson Reuters Corp.
(Industrials) 309,290
28,520 Toronto-Dominion Bank (The)
(Financials) 1,740,417
4,954 Tourmaline Oil Corp. (Energy) 239,981
860 West Fraser Timber Co. Ltd.
(Materials) 62,427
1,937 WSP Global, Inc. (Industrials) 268,338
27,781,042
Chile – 0.2%
5,112 Antofagasta PLC (Materials) 91,152
687,589 Banco de Chile (Financials) 77,602
1,384 Banco de Credito e Inversiones
SA (Financials) 37,339
971,888 Banco Santander Chile
(Financials) 47,914
19,980 Cencosud SA (Consumer
Staples) 37,283
1,981 Cia Cervecerias Unidas SA
(Consumer Staples) 12,185
237,329 Cia Sud Americana de Vapores
SA (Industrials) 13,833
18,270 Empresas CMPC SA
(Materials) 35,503
6,529 Empresas Copec SA (Energy) 48,544
298,869 Enel Americas SA (Utilities)* 34,956
381,204 Enel Chile SA (Utilities) 24,155
18,535 Falabella SA (Consumer
Discretionary)* 43,469
6,984,965 Latam Airlines Group SA
(Industrials)* 68,389
Shares Description Value
a
Common Stocks – (continued)
Chile – (continued)
10,224 Lundin Mining Corp.
(Materials) $ 70,882
643,206
China – 7.7%
6,600 360 Security Technology,
Inc., Class A (Information
Technology)* 8,022
2,100 37 Interactive Entertainment
Network Technology Group Co.
Ltd., Class A (Communication
Services) 6,514
200 3peak, Inc., Class A
(Information Technology) 4,532
700 Accelink Technologies Co.
Ltd., Class A (Information
Technology) 2,680
232 ACM Research Shanghai,
Inc., Class A (Information
Technology) 3,723
575 Advanced Micro-Fabrication
Equipment Inc China, Class A
(Information Technology) 13,681
1,200 AECC Aero-Engine Control Co.
Ltd., Class A (Industrials) 3,447
2,500 AECC Aviation Power Co. Ltd.,
Class A (Industrials) 12,589
84,800 Agricultural Bank of China
Ltd., Class A (Financials) 43,463
441,671 Agricultural Bank of China
Ltd., Class H (Financials) 163,429
8,800 Aier Eye Hospital Group Co.
Ltd., Class A (Health Care) 21,023
600 AIMA Technology Group
Co. Ltd., Class A (Consumer
Discretionary) 2,413
7,100 Air China Ltd., Class A
(Industrials)* 8,024
26,791 Air China Ltd., Class H
(Industrials)* 18,043
2,655 Airtac International Group
(Industrials) 92,211
1,700 Aisino Corp., Class A
(Information Technology) 2,635
7,525 Akeso, Inc. (Health Care)*
(a)
48,029
248,079 Alibaba Group Holding Ltd.
(Consumer Discretionary)* 2,310,762
79,107 Alibaba Health Information
Technology Ltd. (Consumer
Staples)* 44,971
12,400 Aluminum Corp. of China Ltd.,
Class A (Materials) 9,620
59,049 Aluminum Corp. of China Ltd.,
Class H (Materials) 29,183
387 Amlogic Shanghai Co.
Ltd., Class A (Information
Technology) 3,316
6,000 Angang Steel Co. Ltd., Class A
(Materials) 2,151

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
22,177 Angang Steel Co. Ltd., Class H
(Materials) $ 4,543
800 Angel Yeast Co. Ltd., Class A
(Consumer Staples) 4,090
3,700 Anhui Conch Cement Co. Ltd.,
Class A (Materials) 11,917
18,589 Anhui Conch Cement Co. Ltd.,
Class H (Materials) 43,508
1,300 Anhui Gujing Distillery Co.
Ltd., Class A (Consumer
Staples) 47,070
2,000 Anhui Jianghuai Automobile
Group Corp. Ltd., Class A
(Consumer Discretionary)* 4,940
600 Anhui Kouzi Distillery Co. Ltd.,
Class A (Consumer Staples) 3,968
600 Anhui Yingjia Distillery Co.
Ltd., Class A (Consumer
Staples) 6,316
300 Anjoy Foods Group Co. Ltd.,
Class A (Consumer Staples) 4,801
300 Anker Innovations Technology
Co. Ltd., Class A (Information
Technology) 3,713
19,990 ANTA Sports Products Ltd.
(Consumer Discretionary) 208,466
1,100 Apeloa Pharmaceutical Co.
Ltd., Class A (Health Care) 2,569
900 Asia - Potash International
Investment Guangzhou Co. Ltd.,
Class A (Materials)* 3,421
392 ASR Microelectronics Co.
Ltd., Class A (Information
Technology)* 3,676
300 Asymchem Laboratories Tianjin
Co. Ltd., Class A (Health Care) 6,050
433 Asymchem Laboratories Tianjin
Co. Ltd., Class H (Health
Care)
(a)
5,943
500 Autobio Diagnostics Co. Ltd.,
Class A (Health Care) 3,595
1,053 Autohome, Inc. ADR
(Communication Services) 28,757
1,800 Avary Holding Shenzhen Co.
Ltd., Class A (Information
Technology) 5,432
8,300 AVIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 3,801
36,850 AviChina Industry &
Technology Co. Ltd., Class H
(Industrials) 16,702
600 AVICOPTER PLC, Class A
(Industrials) 3,144
5,200 BAIC BluePark New Energy
Technology Co. Ltd., Class A
(Consumer Discretionary)* 4,719
4,397 Baidu, Inc. ADR
(Communication Services)* 521,748
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,600 Baiyin Nonferrous Group Co.
Ltd., Class A (Materials) $ 2,102
19,900 Bank of Beijing Co. Ltd., Class
A (Financials) 12,624
3,700 Bank of Changsha Co. Ltd.,
Class A (Financials) 3,518
3,500 Bank of Chengdu Co. Ltd.,
Class A (Financials) 5,543
39,100 Bank of China Ltd., Class A
(Financials) 21,847
1,305,578 Bank of China Ltd., Class H
(Financials) 479,752
1,400 Bank of Chongqing Co. Ltd.,
Class A (Financials) 1,427
36,900 Bank of Communications Co.
Ltd., Class A (Financials) 30,177
114,259 Bank of Communications Co.
Ltd., Class H (Financials) 67,441
3,400 Bank of Guiyang Co. Ltd.,
Class A (Financials) 2,423
5,500 Bank of Hangzhou Co. Ltd.,
Class A (Financials) 7,656
14,500 Bank of Jiangsu Co. Ltd., Class
A (Financials) 13,442
9,700 Bank of Nanjing Co. Ltd., Class
A (Financials) 9,807
6,100 Bank of Ningbo Co. Ltd., Class
A (Financials) 19,579
13,300 Bank of Shanghai Co. Ltd.,
Class A (Financials) 10,970
3,400 Bank of Suzhou Co. Ltd., Class
A (Financials) 3,090
6,600 Bank of Zhengzhou Co. Ltd.,
Class A (Financials)* 1,904
19,300 Baoshan Iron & Steel Co. Ltd.,
Class A (Materials) 16,811
7,900 BBMG Corp., Class A
(Materials) 2,235
776 BeiGene Ltd. ADR (Health
Care)* 145,065
200 BeiGene Ltd., Class A (Health
Care)* 4,272
6,900 Beijing Capital Eco-
Environment Protection Group
Co. Ltd., Class A (Utilities) 2,609
400 Beijing Compass Technology
Development Co. Ltd., Class A
(Financials)* 3,244
3,900 Beijing Dabeinong Technology
Group Co. Ltd., Class A
(Consumer Staples) 3,976
500 Beijing Easpring Material
Technology Co. Ltd., Class A
(Industrials) 2,867
600 Beijing E-Hualu Information
Technology Co. Ltd., Class A
(Information Technology)* 2,843

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,700 Beijing Enlight Media Co.
Ltd., Class A (Communication
Services) $ 3,006
7,446 Beijing Enterprises Holdings
Ltd. (Utilities) 24,692
61,869 Beijing Enterprises Water
Group Ltd. (Utilities) 12,437
200 Beijing Huafeng Test & Control
Technology Co. Ltd., Class A
(Information Technology) 3,489
4,400 Beijing Jingneng Power Co.
Ltd., Class A (Utilities) 1,836
429 Beijing Kingsoft Office
Software, Inc., Class A
(Information Technology) 18,128
1,600 Beijing New Building Materials
PLC, Class A (Industrials) 5,234
2,400 Beijing Oriental Yuhong
Waterproof Technology Co.
Ltd., Class A (Materials) 7,236
3,400 Beijing Originwater Technology
Co. Ltd., Class A (Industrials) 2,419
200 Beijing Roborock Technology
Co. Ltd., Class A (Consumer
Discretionary) 8,374
1,800 Beijing Shiji Information
Technology Co. Ltd., Class A
(Information Technology)* 2,690
3,400 Beijing Shougang Co. Ltd.,
Class A (Materials)* 1,743
1,500 Beijing Tiantan Biological
Products Corp. Ltd., Class A
(Health Care) 6,728
1,300 Beijing Tongrentang Co. Ltd.,
Class A (Health Care) 9,676
1,800 Beijing Ultrapower Software
Co. Ltd., Class A (Information
Technology) 2,120
700 Beijing United Information
Technology Co. Ltd., Class A
(Industrials) 3,334
700 Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class A (Health Care) 4,786
2,600 Beijing Yanjing Brewery Co.
Ltd., Class A (Consumer
Staples) 3,623
38,400 Beijing-Shanghai High Speed
Railway Co. Ltd., Class A
(Industrials) 27,156
7,500 Beiqi Foton Motor Co.
Ltd., Class A (Consumer
Discretionary)* 3,203
400 Bethel Automotive Safety
Systems Co. Ltd., Class A
(Consumer Discretionary) 4,370
400 Betta Pharmaceuticals Co. Ltd.,
Class A (Health Care) 3,192
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
400 BGI Genomics Co. Ltd., Class
A (Health Care) $ 2,874
3,824 Bilibili, Inc., Class Z
(Communication Services)* 44,016
432 Bloomage Biotechnology Corp.
Ltd., Class A (Health Care) 4,308
2,300 Bluefocus Intelligent
Communications Group Co.
Ltd., Class A (Communication
Services)* 2,371
1,100 Bluestar Adisseo Co., Class A
(Materials) 1,212
3,272 BOC Aviation Ltd.
(Industrials)
(a)
23,544
56,025 BOC Hong Kong Holdings Ltd.
(Financials) 149,920
2,600 BOC International China Co.
Ltd., Class A (Financials) 3,921
35,300 BOE Technology Group Co.
Ltd., Class A (Information
Technology) 19,131
1,000 BTG Hotels Group Co.
Ltd., Class A (Consumer
Discretionary)* 2,421
26,595 Budweiser Brewing Co. APAC
Ltd. (Consumer Staples)
(a)
47,059
1,700 BYD Co. Ltd., Class A
(Consumer Discretionary) 47,410
15,580 BYD Co. Ltd., Class H
(Consumer Discretionary) 418,908
11,811 BYD Electronic International
Co. Ltd. (Information
Technology) 53,911
1,600 By-health Co. Ltd., Class A
(Consumer Staples) 4,100
8,472 C&D International Investment
Group Ltd. (Real Estate) 17,312
2,500 Caida Securities Co. Ltd., Class
A (Financials) 2,713
4,300 Caitong Securities Co. Ltd.,
Class A (Financials) 4,853
2,695 CALB Group Co. Ltd.
(Consumer Discretionary)*
(a)
6,418
375 Cambricon Technologies Corp.
Ltd., Class A (Information
Technology)* 7,867
800 Canmax Technologies Co. Ltd.,
Class A (Materials) 2,700
546 Cathay Biotech, Inc., Class A
(Materials) 4,156
3,700 CECEP Solar Energy Co. Ltd.,
Class A (Utilities) 2,886
6,000 CECEP Wind-Power Corp.,
Class A (Utilities) 2,588
800 CETC Cyberspace Security
Technology Co. Ltd., Class A
(Information Technology) 2,565
14,400 CGN Power Co. Ltd., Class A
(Utilities) 6,110

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
166,441 CGN Power Co. Ltd., Class H
(Utilities)
(a)
$ 40,064
400 Changchun High & New
Technology Industry Group,
Inc., Class A (Health Care) 9,012
5,100 Changjiang Securities Co. Ltd.,
Class A (Financials) 3,971
300 Changzhou Xingyu Automotive
Lighting Systems Co.
Ltd., Class A (Consumer
Discretionary) 6,057
1,800 Chaozhou Three-Circle Group
Co. Ltd., Class A (Information
Technology) 7,391
800 Chengxin Lithium Group Co.
Ltd., Class A (Materials) 2,437
1,500 Chifeng Jilong Gold Mining Co.
Ltd., Class A (Materials)* 2,922
900 China Automotive Engineering
Research Institute Co.
Ltd., Class A (Consumer
Discretionary) 2,712
2,400 China Baoan Group Co. Ltd.,
Class A (Industrials) 3,929
140,651 China Cinda Asset Management
Co. Ltd., Class H (Financials) 13,686
4,900 China CITIC Bank Corp. Ltd.,
Class A (Financials) 3,698
162,794 China CITIC Bank Corp. Ltd.,
Class H (Financials) 73,578
3,600 China Coal Energy Co. Ltd.,
Class A (Energy) 4,704
32,902 China Coal Energy Co. Ltd.,
Class H (Energy) 27,888
37,334 China Communications
Services Corp. Ltd., Class H
(Industrials) 15,918
9,000 China Construction Bank Corp.,
Class A (Financials) 8,066
1,470,279 China Construction Bank Corp.,
Class H (Financials) 850,884
4,200 China CSSC Holdings Ltd.,
Class A (Industrials) 16,257
9,900 China Eastern Airlines Corp.
Ltd., Class A (Industrials)* 5,823
31,943 China Eastern Airlines Corp.
Ltd., Class H (Industrials)* 10,306
30,600 China Energy Engineering
Corp. Ltd., Class A (Industrials) 9,127
96,069 China Energy Engineering
Corp. Ltd., Class H (Industrials) 9,225
3,300 China Enterprise Co. Ltd., Class
A (Real Estate) 1,502
43,700 China Everbright Bank Co. Ltd.,
Class A (Financials) 17,686
114,700 China Everbright Bank Co. Ltd.,
Class H (Financials) 32,749
55,011 China Everbright Environment
Group Ltd. (Industrials) 18,102
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
52,262 China Feihe Ltd. (Consumer
Staples)
(a)
$ 30,647
1,700 China Film Co. Ltd., Class A
(Communication Services)* 2,928
6,400 China First Heavy Industries
Co. Ltd., Class A (Industrials)* 2,599
4,200 China Galaxy Securities Co.
Ltd., Class A (Financials) 7,358
54,137 China Galaxy Securities Co.
Ltd., Class H (Financials) 28,974
42,367 China Gas Holdings Ltd.
(Utilities) 38,839
3,600 China Great Wall Securities Co.
Ltd., Class A (Financials) 4,179
3,000 China Greatwall Technology
Group Co. Ltd., Class A
(Information Technology) 4,688
1,300 China Green Electricity
Investment of Tianjin Co. Ltd.,
Class A (Real Estate) 1,842
37,395 China Hongqiao Group Ltd.
(Materials) 30,499
1,500 China International Capital
Corp. Ltd., Class A (Financials) 8,528
23,327 China International Capital
Corp. Ltd., Class H
(Financials)
(a)
36,916
2,100 China International Marine
Containers Group Co. Ltd.,
Class A (Industrials) 2,317
104,975 China Jinmao Holdings Group
Ltd. (Real Estate) 11,962
3,700 China Jushi Co. Ltd., Class A
(Materials) 5,736
15,363 China Lesso Group Holdings
Ltd. (Industrials) 8,498
2,000 China Life Insurance Co. Ltd.,
Class A (Financials) 8,413
116,177 China Life Insurance Co. Ltd.,
Class H (Financials) 157,376
5,822 China Literature Ltd.
(Communication Services)*
(a)
19,866
52,481 China Longyuan Power Group
Corp. Ltd., Class H (Utilities) 39,309
19,436 China Medical System Holdings
Ltd. (Health Care) 37,377
46,420 China Mengniu Dairy Co. Ltd.
(Consumer Staples)* 145,614
19,400 China Merchants Bank Co. Ltd.,
Class A (Financials) 78,214
59,083 China Merchants Bank Co. Ltd.,
Class H (Financials) 206,518
7,600 China Merchants Energy
Shipping Co. Ltd., Class A
(Energy) 6,396
2,300 China Merchants Expressway
Network & Technology
Holdings Co. Ltd., Class A
(Industrials) 3,173

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
19,497 China Merchants Port Holdings
Co. Ltd. (Industrials) $ 24,963
6,900 China Merchants Securities Co.
Ltd., Class A (Financials) 13,595
7,128 China Merchants Securities Co.
Ltd., Class H (Financials)
(a)
5,832
7,200 China Merchants Shekou
Industrial Zone Holdings Co.
Ltd., Class A (Real Estate) 10,506
33,400 China Minsheng Banking Corp.
Ltd., Class A (Financials) 18,007
108,583 China Minsheng Banking Corp.
Ltd., Class H (Financials) 36,286
66,878 China National Building
Material Co. Ltd., Class H
(Materials) 29,799
5,700 China National Chemical
Engineering Co. Ltd., Class A
(Industrials) 5,284
700 China National Medicines Corp.
Ltd., Class A (Health Care) 2,995
17,800 China National Nuclear Power
Co. Ltd., Class A (Utilities) 17,523
800 China National Software &
Service Co. Ltd., Class A
(Information Technology) 3,854
3,400 China Northern Rare Earth
Group High-Tech Co. Ltd.,
Class A (Materials) 9,446
1,300 China Oilfield Services Ltd.,
Class A (Energy) 2,716
28,459 China Oilfield Services Ltd.,
Class H (Energy) 30,608
57,929 China Overseas Land &
Investment Ltd. (Real Estate) 107,101
20,046 China Overseas Property
Holdings Ltd. (Real Estate) 16,324
6,400 China Pacific Insurance Group
Co. Ltd., Class A (Financials) 21,590
39,444 China Pacific Insurance Group
Co. Ltd., Class H (Financials) 83,329
29,500 China Petroleum & Chemical
Corp., Class A (Energy) 22,597
374,905 China Petroleum & Chemical
Corp., Class H (Energy) 192,965
4,800 China Petroleum Engineering
Corp., Class A (Energy) 2,138
75,788 China Power International
Development Ltd. (Utilities) 27,849
4,618 China Railway Construction
Heavy Industry Corp. Ltd.,
Class A (Industrials) 2,664
19,300 China Railway Group Ltd.,
Class A (Industrials) 15,243
63,556 China Railway Group Ltd.,
Class H (Industrials) 27,911
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
5,728 China Railway Signal &
Communication Corp.
Ltd., Class A (Information
Technology) $ 3,489
27,070 China Railway Signal &
Communication Corp.
Ltd., Class H (Information
Technology)
(a)
8,214
900 China Rare Earth Resources
And Technology Co. Ltd., Class
A (Materials) 3,525
24,358 China Resources Beer Holdings
Co. Ltd. (Consumer Staples) 109,778
34,427 China Resources Cement
Holdings Ltd. (Materials) 7,934
14,011 China Resources Gas Group
Ltd. (Utilities) 43,951
45,034 China Resources Land Ltd.
(Real Estate) 164,907
1,038 China Resources
Microelectronics Ltd., Class A
(Information Technology) 6,826
9,425 China Resources Mixc Lifestyle
Services Ltd. (Real Estate)
(a)
35,659
25,973 China Resources
Pharmaceutical Group Ltd.
(Health Care)
(a)
16,228
28,009 China Resources Power
Holdings Co. Ltd. (Utilities) 54,008
900 China Resources Sanjiu
Medical & Pharmaceutical Co.
Ltd., Class A (Health Care) 6,123
100,444 China Ruyi Holdings Ltd.
(Communication Services)*
(b)
22,763
400 China Science Publishing
& Media Ltd., Class A
(Communication Services) 1,601
6,000 China Shenhua Energy Co. Ltd.,
Class A (Energy) 26,458
52,732 China Shenhua Energy Co. Ltd.,
Class H (Energy) 172,503
1,700 China South Publishing &
Media Group Co. Ltd., Class A
(Communication Services) 2,571
10,500 China Southern Airlines Co.
Ltd., Class A (Industrials)* 9,043
27,099 China Southern Airlines Co.
Ltd., Class H (Industrials)* 13,011
2,700 China Southern Power Grid
Energy Efficiency & Clean
Energy Co. Ltd., Class A
(Industrials) 2,034
1,500 China Southern Power Grid
Energy Storage Co. Ltd., Class
A (Utilities) 2,017
39,500 China State Construction
Engineering Corp. Ltd., Class A
(Industrials) 27,491

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
27,854 China State Construction
International Holdings Ltd.
(Industrials) $ 32,311
900 China Suntien Green Energy
Corp. Ltd., Class A (Energy) 988
28,896 China Suntien Green Energy
Corp. Ltd., Class H (Energy) 9,619
21,881 China Taiping Insurance
Holdings Co. Ltd. (Financials) 19,835
26,900 China Three Gorges Renewables
Group Co. Ltd., Class A
(Utilities) 17,328
1,800 China Tourism Group Duty Free
Corp. Ltd., Class A (Consumer
Discretionary) 22,472
1,400 China Tourism Group Duty Free
Corp. Ltd., Class H (Consumer
Discretionary)
(a)(b)
15,236
681,772 China Tower Corp. Ltd., Class
H (Communication Services)
(a)
70,706
29,900 China United Network
Communications Ltd., Class A
(Communication Services) 18,381
9,100 China Vanke Co. Ltd., Class A
(Real Estate) 14,578
34,671 China Vanke Co. Ltd., Class H
(Real Estate) 35,025
4,800 China XD Electric Co. Ltd.,
Class A (Industrials) 3,099
21,900 China Yangtze Power Co. Ltd.,
Class A (Utilities) 70,015
500 China Zhenhua Group Science
& Technology Co. Ltd., Class A
(Information Technology) 4,525
20,200 China Zheshang Bank Co. Ltd.,
Class A (Financials) 7,157
39,703 China Zheshang Bank Co. Ltd.,
Class H (Financials) 10,828
800 Chinalin Securities Co. Ltd.,
Class A (Financials) 1,540
2,183 Chindata Group Holdings
Ltd. ADR (Information
Technology)*
(b)
18,381
500 Chongqing Brewery Co. Ltd.,
Class A (Consumer Staples) 4,989
21,900 Chongqing Changan
Automobile Co. Ltd., Class A
(Consumer Discretionary) 62,501
8,300 Chongqing Rural Commercial
Bank Co. Ltd., Class A
(Financials) 4,731
37,131 Chongqing Rural Commercial
Bank Co. Ltd., Class H
(Financials) 13,739
500 Chongqing Taiji Industry Group
Co. Ltd., Class A (Health
Care)* 3,612
1,700 Chongqing Water Group Co.
Ltd., Class A (Utilities) 1,383
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,200 Chongqing Zhifei Biological
Products Co. Ltd., Class A
(Health Care) $ 20,093
27,436 Chow Tai Fook Jewellery Group
Ltd. (Consumer Discretionary) 39,835
1,400 CIMC Vehicles Group Co. Ltd.,
Class A (Industrials) 2,178
99,328 CITIC Ltd. (Industrials) 93,601
1,700 Citic Pacific Special Steel
Group Co. Ltd., Class A
(Materials) 3,395
11,400 CITIC Securities Co. Ltd., Class
A (Financials) 34,243
30,427 CITIC Securities Co. Ltd., Class
H (Financials) 63,189
16,600 CMOC Group Ltd., Class A
(Materials) 12,111
57,046 CMOC Group Ltd., Class H
(Materials) 32,576
600 CNGR Advanced Material Co.
Ltd., Class A (Materials) 4,131
5,700 CNOOC Energy Technology &
Services Ltd., Class A (Energy) 2,315
5,100 CNPC Capital Co. Ltd., Class A
(Financials) 4,107
4,100 Contemporary Amperex
Technology Co. Ltd., Class A
(Industrials) 95,883
9,300 COSCO SHIPPING
Development Co. Ltd., Class A
(Industrials) 3,034
3,200 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
A (Energy) 5,906
20,363 COSCO SHIPPING Energy
Transportation Co. Ltd., Class
H (Energy) 19,763
12,000 COSCO SHIPPING Holdings
Co. Ltd., Class A (Industrials) 16,821
49,542 COSCO SHIPPING Holdings
Co. Ltd., Class H (Industrials) 45,671
205,807 Country Garden Holdings Co.
Ltd. (Real Estate)* 23,189
33,857 Country Garden Services
Holdings Co. Ltd. (Real Estate) 31,992
22,900 CRRC Corp. Ltd., Class A
(Industrials) 16,676
68,681 CRRC Corp. Ltd., Class H
(Industrials) 27,700
2,800 CSC Financial Co. Ltd., Class A
(Financials) 10,108
14,289 CSC Financial Co. Ltd., Class H
(Financials)
(a)
13,410
900 CSPC Innovation
Pharmaceutical Co. Ltd., Class
A (Health Care) 5,331
130,296 CSPC Pharmaceutical Group
Ltd. (Health Care) 117,612

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,300 CSSC Science & Technology
Co. Ltd., Class A (Industrials) $ 3,348
14,200 Daqin Railway Co. Ltd., Class
A (Industrials) 14,437
1,100 DaShenLin Pharmaceutical
Group Co. Ltd., Class A
(Consumer Staples) 4,005
8,100 Datang International Power
Generation Co. Ltd., Class A
(Utilities) 2,836
44,542 Datang International Power
Generation Co. Ltd., Class H
(Utilities) 6,730
3,000 DHC Software Co. Ltd., Class
A (Information Technology) 2,680
1,000 Do-Fluoride New Materials Co.
Ltd., Class A (Materials) 2,099
600 Dong-E-E-Jiao Co. Ltd., Class
A (Health Care) 4,235
2,600 Dongfang Electric Corp. Ltd.,
Class A (Industrials) 5,305
5,344 Dongfang Electric Corp. Ltd.,
Class H (Industrials) 4,790
40,871 Dongfeng Motor Group Co.
Ltd., Class H (Consumer
Discretionary) 20,513
400 Dongguan Yiheda Automation
Co. Ltd., Class A (Industrials) 1,580
3,000 Dongxing Securities Co. Ltd.,
Class A (Financials) 3,626
7,133 East Buy Holding Ltd.
(Consumer Discretionary)*
(a)
26,531
14,800 East Money Information Co.
Ltd., Class A (Financials) 30,342
200 Eastroc Beverage Group Co.
Ltd., Class A (Consumer
Staples) 5,522
5,200 Easyhome New Retail Group
Co. Ltd., Class A (Consumer
Discretionary) 2,600
500 Ecovacs Robotics Co.
Ltd., Class A (Consumer
Discretionary) 2,992
800 Edifier Technology Co.
Ltd., Class A (Consumer
Discretionary) 1,995
500 Empyrean Technology Co.
Ltd., Class A (Information
Technology) 6,883
11,897 ENN Energy Holdings Ltd.
(Utilities) 82,560
2,200 ENN Natural Gas Co. Ltd.,
Class A (Utilities) 4,939
700 Eoptolink Technology, Inc.
Ltd., Class A (Information
Technology) 4,539
43,205 ESR Group Ltd. (Real Estate)
(a)
55,539
1,900 Eve Energy Co. Ltd., Class A
(Industrials) 11,225
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,600 Everbright Securities Co. Ltd.,
Class A (Financials) $ 8,192
9,589 Everdisplay Optronics Shanghai
Co. Ltd., Class A (Information
Technology)* 3,612
3,700 Fangda Carbon New Material
Co. Ltd., Class A (Industrials)* 2,995
21,022 Far East Horizon Ltd.
(Financials) 15,423
1,141 Farasis Energy Gan Zhou Co.
Ltd., Class A (Industrials)* 2,994
2,300 FAW Jiefang Group Co. Ltd.,
Class A (Industrials)* 3,185
1,100 Fiberhome Telecommunication
Technologies Co. Ltd., Class A
(Information Technology) 2,745
3,900 First Capital Securities Co. Ltd.,
Class A (Financials) 3,337
1,500 Flat Glass Group Co. Ltd., Class
A (Information Technology) 5,316
6,621 Flat Glass Group Co. Ltd., Class
H (Information Technology)
(b)
10,885
13,500 Focus Media Information
Technology Co. Ltd., Class A
(Communication Services) 12,364
4,000 Foshan Haitian Flavouring
& Food Co. Ltd., Class A
(Consumer Staples) 21,347
32,770 Fosun International Ltd.
(Industrials) 18,671
7,800 Founder Securities Co. Ltd.,
Class A (Financials) 9,481
9,600 Foxconn Industrial Internet
Co. Ltd., Class A (Information
Technology) 20,300
2,100 Fujian Funeng Co. Ltd., Class A
(Utilities) 2,511
400 Fujian Kuncai Material
Technology Co. Ltd., Class A
(Materials)* 3,110
1,200 Fujian Sunner Development
Co. Ltd., Class A (Consumer
Staples) 3,050
12,388 Full Truck Alliance Co. Ltd.
ADR (Industrials)* 92,786
1,900 Fuyao Glass Industry Group
Co. Ltd., Class A (Consumer
Discretionary) 10,020
9,534 Fuyao Glass Industry Group
Co. Ltd., Class H (Consumer
Discretionary)
(a)
44,739
1,709 GalaxyCore, Inc., Class A
(Information Technology) 4,913
500 Gan & Lee Pharmaceuticals Co.
Ltd., Class A (Health Care)* 3,732
1,500 Ganfeng Lithium Group Co.
Ltd., Class A (Materials) 8,192
6,341 Ganfeng Lithium Group Co.
Ltd., Class H (Materials)
(a)
20,297

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
100 G-bits Network Technology
Xiamen Co. Ltd., Class A
(Communication Services) $ 3,589
16,800 GD Power Development Co.
Ltd., Class A (Utilities) 9,293
1,715 GDS Holdings Ltd. ADR
(Information Technology)* 17,579
89,877 Geely Automobile Holdings
Ltd. (Consumer Discretionary) 97,929
4,800 GEM Co. Ltd., Class A
(Materials) 3,791
4,200 Gemdale Corp., Class A (Real
Estate) 3,011
17,976 Genscript Biotech Corp. (Health
Care)* 49,944
5,500 GF Securities Co. Ltd., Class A
(Financials) 11,099
15,922 GF Securities Co. Ltd., Class H
(Financials) 19,917
5,868 Giant Biogene Holding Co. Ltd.
(Consumer Staples)*
(a)
26,935
1,900 Giant Network Group Co.
Ltd., Class A (Communication
Services) 3,217
600 GigaDevice Semiconductor,
Inc., Class A (Information
Technology) 7,906
400 Ginlong Technologies Co. Ltd.,
Class A (Industrials) 3,733
1,300 Glodon Co. Ltd., Class A
(Information Technology) 3,566
3,200 GoerTek, Inc., Class A
(Information Technology) 8,066
12,156 Goldwind Science &
Technology Co. Ltd.
(Industrials) 5,572
3,200 Goldwind Science &
Technology Co. Ltd., Class A
(Industrials) 3,899
400 Gongniu Group Co. Ltd., Class
A (Industrials) 5,477
200 GoodWe Technologies Co. Ltd.,
Class A (Industrials) 3,020
1,700 Gotion High-tech Co. Ltd.,
Class A (Industrials)* 5,273
2,600 Great Wall Motor Co.
Ltd., Class A (Consumer
Discretionary) 9,794
36,434 Great Wall Motor Co.
Ltd., Class H (Consumer
Discretionary) 52,526
5,200 Gree Electric Appliances Inc
of Zhuhai, Class A (Consumer
Discretionary) 23,994
10,000 Greenland Holdings Corp. Ltd.,
Class A (Real Estate)* 3,459
16,330 Greentown China Holdings Ltd.
(Real Estate) 17,375
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,300 GRG Banking Equipment Co.
Ltd., Class A (Information
Technology) $ 3,929
2,100 Guangdong Electric Power
Development Co. Ltd., Class A
(Utilities)* 1,503
1,500 Guangdong Haid Group Co.
Ltd., Class A (Consumer
Staples) 9,284
44,693 Guangdong Investment Ltd.
(Utilities) 31,015
300 Guangdong Kinlong Hardware
Products Co. Ltd., Class A
(Industrials) 1,889
2,300 Guangdong No 2 Hydropower
Engineering Co. Ltd., Class A
(Industrials) 1,620
6,100 Guanghui Energy Co. Ltd.,
Class A (Energy) 6,202
3,000 Guangzhou Automobile Group
Co. Ltd., Class A (Consumer
Discretionary) 4,167
43,953 Guangzhou Automobile Group
Co. Ltd., Class H (Consumer
Discretionary) 20,372
2,200 Guangzhou Baiyun
International Airport Co. Ltd.,
Class A (Industrials)* 3,398
1,300 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class A (Health Care) 5,489
3,455 Guangzhou Baiyunshan
Pharmaceutical Holdings Co.
Ltd., Class H (Health Care) 9,533
2,500 Guangzhou Development
Group, Inc., Class A (Energy) 1,912
400 Guangzhou Great Power Energy
& Technology Co. Ltd., Class A
(Industrials) 1,540
2,200 Guangzhou Haige
Communications Group, Inc.
Co., Class A (Information
Technology) 3,900
400 Guangzhou Kingmed
Diagnostics Group Co. Ltd.,
Class A (Health Care) 3,697
3,400 Guangzhou Port Co. Ltd., Class
A (Industrials) 1,481
700 Guangzhou Shiyuan Electronic
Technology Co. Ltd., Class A
(Information Technology) 4,439
1,800 Guangzhou Tinci Materials
Technology Co. Ltd., Class A
(Materials) 6,100
3,300 Guangzhou Yuexiu Capital
Holdings Group Co. Ltd., Class
A (Financials) 2,934
2,200 Guolian Securities Co. Ltd.,
Class A (Financials)* 3,589

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,539 Guolian Securities Co. Ltd.,
Class H (Financials)* $ 3,048
4,900 Guosen Securities Co. Ltd.,
Class A (Financials) 6,519
7,000 Guotai Junan Securities Co.
Ltd., Class A (Financials) 14,802
12,049 Guotai Junan Securities Co.
Ltd., Class H (Financials)
(a)
13,915
4,100 Guoyuan Securities Co. Ltd.,
Class A (Financials) 3,956
2,970 H World Group Ltd. ADR
(Consumer Discretionary)* 108,643
26,535 Haidilao International Holding
Ltd. (Consumer Discretionary)
(a)
52,796
5,900 Haier Smart Home Co.
Ltd., Class A (Consumer
Discretionary) 18,276
36,248 Haier Smart Home Co.
Ltd., Class H (Consumer
Discretionary) 105,120
40,400 Hainan Airlines Holding Co.
Ltd., Class A (Industrials)* 8,203
10,700 Hainan Airport Infrastructure
Co. Ltd., Class A (Real Estate)* 6,098
200 Hainan Drinda New Energy
Technology Co. Ltd., Class A
(Information Technology) 2,385
500 Haisco Pharmaceutical Group
Co. Ltd., Class A (Health
Care)* 1,699
9,805 Haitian International Holdings
Ltd. (Industrials) 24,982
9,100 Haitong Securities Co. Ltd.,
Class A (Financials) 12,387
41,369 Haitong Securities Co. Ltd.,
Class H (Financials) 23,200
1,000 Han’s Laser Technology
Industry Group Co. Ltd., Class
A (Industrials) 3,064
1,100 Hang Zhou Great Star Industrial
Co. Ltd., Class A (Consumer
Discretionary) 3,360
900 Hangcha Group Co. Ltd., Class
A (Industrials) 2,808
600 Hangjin Technology Co. Ltd.,
Class A (Materials) 2,879
2,900 Hangzhou Binjiang Real Estate
Group Co. Ltd., Class A (Real
Estate) 3,135
600 Hangzhou Chang Chuan
Technology Co. Ltd., Class A
(Information Technology) 3,386
1,700 Hangzhou First Applied
Material Co. Ltd., Class A
(Information Technology) 5,530
600 Hangzhou Lion Electronics
Co. Ltd., Class A (Information
Technology) 2,700
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
900 Hangzhou Oxygen Plant Group
Co. Ltd., Class A (Materials) $ 3,969
900 Hangzhou Robam Appliances
Co. Ltd., Class A (Consumer
Discretionary) 2,928
1,300 Hangzhou Silan
Microelectronics Co. Ltd., Class
A (Information Technology) 4,398
700 Hangzhou Tigermed Consulting
Co. Ltd., Class A (Health Care) 6,088
1,935 Hangzhou Tigermed Consulting
Co. Ltd., Class H (Health
Care)
(a)
10,207
16,879 Hansoh Pharmaceutical Group
Co. Ltd. (Health Care)
(a)
34,189
600 Haohua Chemical Science &
Technology Co. Ltd., Class A
(Materials) 2,493
900 Hebei Hengshui Laobaigan
Liquor Co. Ltd., Class A
(Consumer Staples) 2,903
200 Hebei Sinopack Electronic
Technology Co. Ltd., Class A
(Information Technology)* 2,706
1,100 Hebei Yangyuan Zhihui
Beverage Co. Ltd., Class A
(Consumer Staples) 3,471
800 Hefei Meiya Optoelectronic
Technology, Inc., Class A
(Industrials) 2,216
1,700 Heilongjiang Agriculture
Co. Ltd., Class A (Consumer
Staples) 3,004
2,100 Henan Shenhuo Coal & Power
Co. Ltd., Class A (Materials) 4,638
2,800 Henan Shuanghui Investment &
Development Co. Ltd., Class A
(Consumer Staples) 10,234
9,183 Hengan International Group Co.
Ltd. (Consumer Staples) 33,509
1,500 Hengdian Group DMEGC
Magnetics Co. Ltd., Class A
(Information Technology) 2,842
5,100 Hengli Petrochemical Co. Ltd.,
Class A (Materials)* 10,020
2,300 Hengtong Optic-electric Co.
Ltd., Class A (Information
Technology) 4,010
3,400 Hengyi Petrochemical Co. Ltd.,
Class A (Materials)* 3,266
9,700 Hesteel Co. Ltd., Class A
(Materials) 2,948
900 Hisense Home Appliances
Group Co. Ltd., Class A
(Consumer Discretionary) 2,774
5,232 Hisense Home Appliances
Group Co. Ltd., Class H
(Consumer Discretionary) 12,889

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,200 Hisense Visual Technology
Co. Ltd., Class A (Consumer
Discretionary) $ 3,932
500 Hithink RoyalFlush Information
Network Co. Ltd., Class A
(Financials) 9,836
3,500 HLA Group Corp. Ltd., Class A
(Consumer Discretionary) 3,715
500 Hongfa Technology Co. Ltd.,
Class A (Industrials) 2,038
2,100 Hongta Securities Co. Ltd.,
Class A (Financials) 2,300
600 Hoshine Silicon Industry Co.
Ltd., Class A (Materials) 4,173
500 Hoyuan Green Energy Co.
Ltd., Class A (Information
Technology) 2,318
12,566 Hua Hong Semiconductor Ltd.
(Information Technology)*
(a)
29,057
4,400 Huaan Securities Co. Ltd., Class
A (Financials) 3,001
8,000 Huadian Power International
Corp. Ltd., Class A (Utilities) 5,736
25,629 Huadian Power International
Corp. Ltd., Class H (Utilities) 10,501
1,600 Huadong Medicine Co. Ltd.,
Class A (Health Care) 9,139
4,600 Huafon Chemical Co. Ltd.,
Class A (Materials) 4,419
900 Huagong Tech Co. Ltd., Class A
(Information Technology) 3,729
2,300 Huaibei Mining Holdings Co.
Ltd., Class A (Materials) 5,102
1,700 Hualan Biological Engineering,
Inc., Class A (Health Care) 5,754
400 Huali Industrial Group Co.
Ltd., Class A (Consumer
Discretionary) 2,678
4,300 Huaneng Lancang River
Hydropower, Inc., Class A
(Utilities) 5,022
8,200 Huaneng Power International,
Inc., Class A (Utilities)* 8,853
64,374 Huaneng Power International,
Inc., Class H (Utilities)* 33,463
6,800 Huatai Securities Co. Ltd.,
Class A (Financials) 13,646
21,061 Huatai Securities Co. Ltd.,
Class H (Financials)
(a)
26,372
2,400 Huaxi Securities Co. Ltd., Class
A (Financials) 2,669
12,200 Huaxia Bank Co. Ltd., Class A
(Financials) 9,909
300 Huaxia Eye Hospital Group Co.
Ltd., Class A (Health Care) 1,644
1,300 Huaxin Cement Co. Ltd., Class
A (Materials) 2,425
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,900 Huayu Automotive Systems
Co. Ltd., Class A (Consumer
Discretionary) $ 7,066
3,700 Hubei Energy Group Co. Ltd.,
Class A (Utilities) 2,155
500 Hubei Feilihua Quartz Glass Co.
Ltd., Class A (Materials) 2,910
900 Hubei Jumpcan Pharmaceutical
Co. Ltd., Class A (Health Care) 4,024
1,000 Hubei Xingfa Chemicals Group
Co. Ltd., Class A (Materials) 2,634
500 Huizhou Desay Sv Automotive
Co. Ltd., Class A (Consumer
Discretionary) 9,090
1,500 Humanwell Healthcare Group
Co. Ltd., Class A (Health Care) 5,592
1,795 Hunan Changyuan Lico Co.
Ltd., Class A (Materials) 1,875
6,400 Hunan Valin Steel Co. Ltd.,
Class A (Materials) 4,956
400 Hunan Yuneng New Energy
Battery Material Co. Ltd., Class
A (Industrials) 1,864
1,800 Hundsun Technologies,
Inc., Class A (Information
Technology) 7,570
5,500 Hygeia Healthcare Holdings Co.
Ltd. (Health Care)
(a)
33,872
1,400 IEIT Systems Co. Ltd., Class A
(Information Technology) 6,907
2,200 Iflytek Co. Ltd., Class A
(Information Technology) 13,787
800 IKD Co. Ltd., Class A
(Consumer Discretionary) 2,586
200 Imeik Technology Development
Co. Ltd., Class A (Health Care) 8,529
58,000 Industrial & Commercial
Bank of China Ltd., Class A
(Financials) 39,067
1,079,066 Industrial & Commercial
Bank of China Ltd., Class H
(Financials) 516,716
19,500 Industrial Bank Co. Ltd., Class
A (Financials) 39,868
8,100 Industrial Securities Co. Ltd.,
Class A (Financials) 6,897
500 Ingenic Semiconductor Co.
Ltd., Class A (Information
Technology) 4,765
42,700 Inner Mongolia BaoTou
Steel Union Co. Ltd., Class A
(Materials)* 9,149
1,900 Inner Mongolia Dian Tou
Energy Corp. Ltd., Class A
(Energy) 3,882
1,400 Inner Mongolia ERDOS
Resources Co. Ltd., Class A
(Materials) 1,790

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,900 Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co. Ltd., Class A
(Materials) $ 4,292
6,100 Inner Mongolia MengDian
HuaNeng Thermal Power Corp.
Ltd., Class A (Utilities) 3,255
5,900 Inner Mongolia Yili Industrial
Group Co. Ltd., Class A
(Consumer Staples) 22,514
3,400 Inner Mongolia Yuan Xing
Energy Co. Ltd., Class A
(Materials) 3,023
2,000 Innovation New Material
Technology Co. Ltd., Class A
(Consumer Staples) 1,389
19,092 Innovent Biologics, Inc. (Health
Care)*
(a)
111,956
7,270 iQIYI, Inc. ADR
(Communication Services)* 32,642
900 Isoftstone Information
Technology Group Co.
Ltd., Class A (Information
Technology)* 5,045
3,100 JA Solar Technology Co.
Ltd., Class A (Information
Technology) 8,639
800 Jafron Biomedical Co. Ltd.,
Class A (Health Care) 2,683
800 Jason Furniture Hangzhou
Co. Ltd., Class A (Consumer
Discretionary) 4,199
1,700 JCET Group Co. Ltd., Class A
(Information Technology) 7,270
600 JCHX Mining Management Co.
Ltd., Class A (Materials) 2,948
15,500 JD Health International, Inc.
(Consumer Staples)*
(a)
73,925
28,209 JD Logistics, Inc.
(Industrials)*
(a)
34,637
38,223 JD.com, Inc., Class A
(Consumer Discretionary) 522,181
5,100 Jiangsu Eastern Shenghong Co.
Ltd., Class A (Materials) 7,228
1,400 Jiangsu Expressway Co. Ltd.,
Class A (Industrials) 1,998
19,201 Jiangsu Expressway Co. Ltd.,
Class H (Industrials) 17,283
1,200 Jiangsu Guoxin Corp. Ltd.,
Class A (Utilities) 1,133
1,200 Jiangsu Hengli Hydraulic Co.
Ltd., Class A (Industrials) 9,461
5,900 Jiangsu Hengrui
Pharmaceuticals Co. Ltd., Class
A (Health Care) 39,675
1,200 Jiangsu King's Luck Brewery
JSC Ltd., Class A (Consumer
Staples) 9,046
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
900 Jiangsu Nhwa Pharmaceutical
Co. Ltd., Class A (Health Care) $ 3,244
300 Jiangsu Pacific Quartz Co.
Ltd., Class A (Information
Technology) 3,607
2,000 Jiangsu Phoenix Publishing
& Media Corp. Ltd., Class A
(Communication Services) 2,818
500 Jiangsu Xinquan Automotive
Trim Co. Ltd., Class A
(Consumer Discretionary) 3,577
1,400 Jiangsu Yanghe Brewery
Joint-Stock Co. Ltd., Class A
(Consumer Staples) 22,865
400 Jiangsu Yangnong Chemical Co.
Ltd., Class A (Materials) 3,622
400 Jiangsu Yoke Technology Co.
Ltd., Class A (Materials) 3,449
900 Jiangsu Yuyue Medical
Equipment & Supply Co. Ltd.,
Class A (Health Care) 4,304
3,200 Jiangsu Zhongtian Technology
Co. Ltd., Class A (Industrials) 5,817
1,900 Jiangxi Copper Co. Ltd., Class
A (Materials) 4,712
16,954 Jiangxi Copper Co. Ltd., Class
H (Materials) 24,052
1,600 Jiangxi Special Electric Motor
Co. Ltd., Class A (Industrials)* 2,326
2,500 Jinduicheng Molybdenum Co.
Ltd., Class A (Materials) 3,322
6,121 Jinko Solar Co. Ltd., Class A
(Information Technology) 7,612
300 JiuGui Liquor Co. Ltd., Class A
(Consumer Staples) 3,000
3,100 Jizhong Energy Resources Co.
Ltd., Class A (Energy) 3,034
1,100 JL Mag Rare-Earth Co. Ltd.,
Class A (Industrials) 3,048
1,800 Joincare Pharmaceutical Group
Industry Co. Ltd., Class A
(Health Care) 3,189
600 Joinn Laboratories China Co.
Ltd., Class A (Health Care) 2,236
1,572 Joinn Laboratories China Co.
Ltd., Class H (Health Care)
(a)
2,745
3,640 Jointown Pharmaceutical Group
Co. Ltd., Class A (Health Care) 3,828
700 Jonjee Hi-Tech Industrial And
Commercial Holding Co. Ltd.,
Class A (Consumer Staples)* 3,204
600 Juewei Food Co. Ltd., Class A
(Consumer Staples) 2,660
2,100 Juneyao Airlines Co. Ltd., Class
A (Industrials)* 4,002
4,330 Kanzhun Ltd. ADR
(Communication Services)* 71,575
13,898 KE Holdings, Inc. ADR (Real
Estate) 221,395

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
200 Keboda Technology Co.
Ltd., Class A (Consumer
Discretionary) $ 2,106
1,800 Keda Industrial Group Co. Ltd.,
Class A (Industrials) 2,518
43,563 Kingdee International Software
Group Co. Ltd. (Information
Technology)* 60,573
2,500 Kingfa Sci & Tech Co. Ltd.,
Class A (Materials) 2,650
2,000 Kingnet Network Co. Ltd.,
Class A (Communication
Services) 3,271
14,890 Kingsoft Corp. Ltd.
(Communication Services) 47,661
31,724 Kuaishou Technology
(Communication Services)*
(a)
234,367
2,000 Kuang-Chi Technologies Co.
Ltd., Class A (Industrials) 3,907
57,713 Kunlun Energy Co. Ltd.
(Utilities) 53,351
1,100 Kunlun Tech Co. Ltd., Class A
(Communication Services)* 4,983
1,200 Kweichow Moutai Co. Ltd.,
Class A (Consumer Staples) 301,050
1,500 Lao Feng Xiang Co. Ltd., Class
A (Consumer Discretionary) 13,517
2,200 LB Group Co. Ltd., Class A
(Materials) 5,317
109,808 Lenovo Group Ltd. (Information
Technology) 135,673
4,600 Lens Technology Co. Ltd., Class
A (Information Technology) 8,413
1,700 Lepu Medical Technology
Beijing Co. Ltd., Class A
(Health Care) 4,088
700 Levima Advanced Materials
Corp., Class A (Materials) 1,838
15,533 Li Auto, Inc., Class A
(Consumer Discretionary)* 289,965
36,839 Li Ning Co. Ltd. (Consumer
Discretionary) 102,589
16,000 Liaoning Port Co. Ltd., Class A
(Industrials) 3,361
3,500 Lifan Technology Group Co.
Ltd., Class A (Consumer
Discretionary)* 2,142
6,500 Lingyi iTech Guangdong
Co., Class A (Information
Technology) 6,089
600 Livzon Pharmaceutical Group,
Inc., Class A (Health Care) 2,942
2,302 Livzon Pharmaceutical Group,
Inc., Class H (Health Care) 6,882
31,550 Longfor Group Holdings Ltd.
(Real Estate)
(a)
55,907
7,100 LONGi Green Energy
Technology Co. Ltd., Class A
(Information Technology) 21,108
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,000 Longshine Technology Group
Co. Ltd., Class A (Information
Technology) $ 2,385
10,836 Lufax Holding Ltd. ADR
(Financials) 9,199
1,800 Luxi Chemical Group Co. Ltd.,
Class A (Materials) 2,506
6,600 Luxshare Precision Industry
Co. Ltd., Class A (Information
Technology) 29,419
1,400 Luzhou Laojiao Co. Ltd., Class
A (Consumer Staples) 40,681
1,700 Mango Excellent Media Co.
Ltd., Class A (Communication
Services) 6,144
500 Maxscend Microelectronics
Co. Ltd., Class A (Information
Technology) 9,698
2,700 Meihua Holdings Group Co.
Ltd., Class A (Consumer
Staples) 3,611
3,600 Meinian Onehealth Healthcare
Holdings Co. Ltd., Class A
(Health Care)* 3,121
71,181 Meituan, Class B (Consumer
Discretionary)*
(a)
825,704
16,800 Metallurgical Corp. of China
Ltd., Class A (Industrials) 7,293
45,113 Metallurgical Corp. of China
Ltd., Class H (Industrials) 8,549
12,118 Microport Scientific Corp.
(Health Care)* 19,425
2,100 Ming Yang Smart Energy Group
Ltd., Class A (Industrials) 3,961
7,403 MINISO Group Holding Ltd.
(Consumer Discretionary) 49,715
4,200 Minmetals Capital Co. Ltd.,
Class A (Financials) 2,847
11,105 Minth Group Ltd. (Consumer
Discretionary) 24,058
1,058 Montage Technology Co.
Ltd., Class A (Information
Technology) 8,738
5,100 Muyuan Foods Co. Ltd., Class
A (Consumer Staples) 27,910
5,800 Nanjing Iron & Steel Co. Ltd.,
Class A (Materials) 3,013
1,400 Nanjing King-Friend
Biochemical Pharmaceutical
Co. Ltd., Class A (Health Care) 3,066
3,400 Nanjing Securities Co. Ltd.,
Class A (Financials) 3,871
7,600 NARI Technology Co. Ltd.,
Class A (Industrials) 23,425
2,541 National Silicon Industry Group
Co. Ltd., Class A (Information
Technology)* 6,284

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
500 NAURA Technology Group
Co. Ltd., Class A (Information
Technology) $ 16,423
2,200 NavInfo Co. Ltd., Class A
(Information Technology)* 3,019
27,696 NetEase, Inc. (Communication
Services) 625,175
1,600 New China Life Insurance Co.
Ltd., Class A (Financials) 7,002
14,425 New China Life Insurance Co.
Ltd., Class H (Financials) 28,627
4,200 New Hope Liuhe Co. Ltd.,
Class A (Consumer Staples)* 5,882
2,350 New Oriental Education &
Technology Group, Inc. ADR
(Consumer Discretionary)* 191,243
1,300 Ninestar Corp., Class A
(Information Technology) 5,032
400 Ningbo Deye Technology Co.
Ltd., Class A (Industrials) 3,532
1,300 Ningbo Joyson Electronic
Corp., Class A (Consumer
Discretionary) 3,579
600 Ningbo Orient Wires & Cables
Co. Ltd., Class A (Industrials) 3,445
419 Ningbo Ronbay New Energy
Technology Co. Ltd., Class A
(Industrials) 2,290
1,300 Ningbo Sanxing Medical
Electric Co. Ltd., Class A
(Industrials) 3,550
2,100 Ningbo Shanshan Co. Ltd.,
Class A (Materials) 3,929
1,000 Ningbo Tuopu Group Co.
Ltd., Class A (Consumer
Discretionary) 10,319
900 Ningbo Xusheng Group Co.
Ltd., Class A (Consumer
Discretionary) 2,611
5,500 Ningbo Zhoushan Port Co. Ltd.,
Class A (Industrials) 2,780
6,200 Ningxia Baofeng Energy Group
Co. Ltd., Class A (Materials) 12,737
20,837 NIO, Inc. ADR (Consumer
Discretionary)* 151,485
28,141 Nongfu Spring Co. Ltd., Class
H (Consumer Staples)
(a)
160,697
1,300 North Industries Group Red
Arrow Co. Ltd., Class A
(Industrials) 2,705
4,050 NXP Semiconductors NV
(Information Technology) 826,524
5,700 Offcn Education Technology
Co. Ltd., Class A (Consumer
Discretionary)* 3,895
4,100 Offshore Oil Engineering Co.
Ltd., Class A (Energy) 3,692
3,000 OFILM Group Co. Ltd., Class A
(Information Technology)* 4,260
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,604 Onewo, Inc., Class H (Real
Estate) $ 4,960
500 Oppein Home Group,
Inc., Class A (Consumer
Discretionary) 5,531
6,900 Orient Securities Co. Ltd., Class
A (Financials) 8,416
13,168 Orient Securities Co. Ltd., Class
H (Financials)
(a)
5,833
3,200 Oriental Pearl Group Co. Ltd.,
Class A (Communication
Services) 3,616
800 Ovctek China, Inc., Class A
(Health Care) 2,731
6,400 Pacific Securities Co. Ltd.
(The), Class A (Financials)* 3,406
8,100 Pangang Group Vanadium
Titanium & Resources Co. Ltd.,
Class A (Materials)* 3,845
10,071 PDD Holdings, Inc. ADR
(Consumer Discretionary)* 1,484,868
1,000 People.cn Co. Ltd., Class A
(Communication Services) 4,756
9,100 People’s Insurance Co. Group
of China Ltd. (The), Class A
(Financials) 6,435
137,115 People's Insurance Co. Group
of China Ltd. (The), Class H
(Financials) 44,416
1,800 Perfect World Co. Ltd., Class A
(Communication Services) 3,179
23,000 PetroChina Co. Ltd., Class A
(Energy) 23,126
329,415 PetroChina Co. Ltd., Class H
(Energy) 216,368
1,400 Pharmaron Beijing Co. Ltd.,
Class A (Health Care) 6,548
4,496 Pharmaron Beijing Co. Ltd.,
Class H (Health Care)
(a)
10,880
107,717 PICC Property & Casualty Co.
Ltd., Class H (Financials) 125,090
18,300 Ping An Bank Co. Ltd., Class A
(Financials) 24,807
10,100 Ping An Insurance Group Co. of
China Ltd., Class A (Financials) 57,706
96,603 Ping An Insurance Group Co. of
China Ltd., Class H (Financials) 445,272
2,200 Pingdingshan Tianan Coal
Mining Co. Ltd., Class A
(Energy) 3,617
200 Piotech, Inc., Class A
(Information Technology) 7,492
11,200 Poly Developments and
Holdings Group Co. Ltd., Class
A (Real Estate) 16,092
2,272 Poly Property Services Co. Ltd.,
Class H (Real Estate) 8,741
10,776 Pop Mart International Group
Ltd. (Consumer Discretionary)
(a)
32,354

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
24,000 Postal Savings Bank of China
Co. Ltd., Class A (Financials) $ 14,754
174,998 Postal Savings Bank of China
Co. Ltd., Class H (Financials)
(a)
77,749
16,200 Power Construction Corp. of
China Ltd., Class A (Industrials) 11,320
23,292 Prosus NV (Consumer
Discretionary)* 772,583
200 Pylon Technologies Co. Ltd.,
Class A (Industrials) 2,855
642 Qi An Xin Technology Group,
Inc., Class A (Information
Technology)* 4,046
700 Qingdao Sentury Tire Co.
Ltd., Class A (Consumer
Discretionary)* 2,695
5,100 Qinghai Salt Lake Industry Co.
Ltd., Class A (Materials)* 11,320
1,100 Range Intelligent Computing
Technology Group Co. Ltd.,
Class A (Industrials) 4,159
416 Raytron Technology Co.
Ltd., Class A (Information
Technology) 2,931
2,800 Red Star Macalline Group Corp.
Ltd., Class A (Real Estate) 1,666
249 Remegen Co. Ltd., Class A
(Health Care)* 2,427
2,273 Remegen Co. Ltd., Class H
(Health Care)*
(a)
13,140
1,100 Risen Energy Co. Ltd., Class A
(Information Technology) 2,486
300 Rockchip Electronics Co.
Ltd., Class A (Information
Technology) 2,765
7,900 Rongsheng Petrochemical Co.
Ltd., Class A (Materials) 11,893
200 Ruijie Networks Co. Ltd., Class
A (Information Technology) 1,072
7,300 SAIC Motor Corp. Ltd., Class A
(Consumer Discretionary) 15,211
2,800 Sailun Group Co. Ltd., Class A
(Consumer Discretionary) 4,184
4,600 Sanan Optoelectronics Co.
Ltd., Class A (Information
Technology) 8,941
400 Sangfor Technologies,
Inc., Class A (Information
Technology)* 4,728
17,007 Sany Heavy Equipment
International Holdings Co. Ltd.
(Industrials) 17,681
8,000 Sany Heavy Industry Co. Ltd.,
Class A (Industrials) 15,292
3,100 Satellite Chemical Co. Ltd.,
Class A (Materials)* 6,928
5,800 SDIC Capital Co. Ltd., Class A
(Financials) 5,604
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
6,600 SDIC Power Holdings Co. Ltd.,
Class A (Utilities) $ 11,461
5,100 Sealand Securities Co. Ltd.,
Class A (Financials) 2,600
2,100 Seazen Holdings Co. Ltd., Class
A (Real Estate)* 3,770
282,965 SenseTime Group, Inc., Class
B (Information Technology)*
(a)(b)
49,272
1,400 Seres Group Co. Ltd., Class A
(Consumer Discretionary)* 14,839
4,600 SF Holding Co. Ltd., Class A
(Industrials) 27,223
400 SG Micro Corp., Class A
(Information Technology) 5,023
2,300 Shaanxi Beiyuan Chemical
Industry Group Co. Ltd., Class
A (Materials) 1,588
8,600 Shaanxi Coal Industry Co. Ltd.,
Class A (Energy) 23,460
2,300 Shaanxi Energy Investment Co.
Ltd., Class A (Utilities) 2,780
200 Shaanxi Huaqin Technology
Industry Co. Ltd., Class A
(Materials) 4,148
3,400 Shan Xi Hua Yang Group
New Energy Co. Ltd., Class A
(Energy) 4,233
3,400 Shandong Gold Mining Co.
Ltd., Class A (Materials) 11,046
12,216 Shandong Gold Mining Co.
Ltd., Class H (Materials)
(a)
24,118
700 Shandong Himile Mechanical
Science & Technology Co. Ltd.,
Class A (Industrials) 2,914
1,700 Shandong Hi-speed Co. Ltd.,
Class A (Industrials) 1,612
53,152 Shandong Hi-Speed Holdings
Group Ltd. (Financials)* 41,036
2,000 Shandong Hualu Hengsheng
Chemical Co. Ltd., Class A
(Materials) 8,360
1,400 Shandong Linglong Tyre Co.
Ltd., Class A (Consumer
Discretionary) 3,903
11,000 Shandong Nanshan Aluminum
Co. Ltd., Class A (Materials) 4,436
700 Shandong Sinocera Functional
Material Co. Ltd., Class A
(Materials) 2,509
2,600 Shandong Sun Paper Industry
JSC Ltd., Class A (Materials) 4,373
38,066 Shandong Weigao Group
Medical Polymer Co. Ltd., Class
H (Health Care) 36,115
200 Shandong Weigao Orthopaedic
Device Co. Ltd., Class A
(Health Care) 1,201

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,700 Shanghai Aiko Solar Energy
Co. Ltd., Class A (Information
Technology) $ 3,852
1,000 Shanghai Bairun Investment
Holding Group Co. Ltd., Class
A (Consumer Staples) 3,610
4,900 Shanghai Baosight Software
Co. Ltd., Class A (Information
Technology) 28,819
200 Shanghai BOCHU Electronic
Technology Corp. Ltd., Class A
(Information Technology) 6,304
8,300 Shanghai Construction Group
Co. Ltd., Class A (Industrials) 2,906
700 Shanghai Daimay Automotive
Interior Co. Ltd., Class A
(Consumer Discretionary) 1,570
10,500 Shanghai Electric Group Co.
Ltd., Class A (Industrials)* 6,484
41,181 Shanghai Electric Group Co.
Ltd., Class H (Industrials)* 8,805
2,600 Shanghai Electric Power Co.
Ltd., Class A (Utilities) 3,204
100 Shanghai Flyco Electrical
Appliance Co. Ltd., Class A
(Consumer Staples) 764
2,000 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class A (Health
Care) 7,814
7,454 Shanghai Fosun Pharmaceutical
Group Co. Ltd., Class H (Health
Care) 16,492
495 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class A (Information
Technology) 3,102
4,213 Shanghai Fudan
Microelectronics Group Co.
Ltd., Class H (Information
Technology)
(b)
8,846
2,300 Shanghai International Airport
Co. Ltd., Class A (Industrials)* 11,556
6,400 Shanghai International Port
Group Co. Ltd., Class A
(Industrials) 4,508
900 Shanghai Jinjiang International
Hotels Co. Ltd., Class A
(Consumer Discretionary) 4,273
713 Shanghai Junshi Biosciences
Co. Ltd., Class A (Health
Care)* 4,501
2,522 Shanghai Junshi Biosciences
Co. Ltd., Class H (Health
Care)*
(a)
7,572
2,000 Shanghai Lingang Holdings
Corp. Ltd., Class A (Real
Estate) 3,075
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
7,300 Shanghai Lujiazui Finance &
Trade Zone Development Co.
Ltd., Class A (Real Estate) $ 9,180
900 Shanghai M&G Stationery, Inc.,
Class A (Industrials) 5,007
4,118 Shanghai MicroPort MedBot
Group Co. Ltd. (Health Care)* 10,571
400 Shanghai Moons' Electric Co.
Ltd., Class A (Industrials) 4,201
2,100 Shanghai Pharmaceuticals
Holding Co. Ltd., Class A
(Health Care) 5,282
11,264 Shanghai Pharmaceuticals
Holding Co. Ltd., Class H
(Health Care) 16,326
27,600 Shanghai Pudong Development
Bank Co. Ltd., Class A
(Financials) 26,475
1,900 Shanghai Putailai New Energy
Technology Co. Ltd., Class A
(Materials) 6,106
6,300 Shanghai RAAS Blood Products
Co. Ltd., Class A (Health Care) 7,014
9,100 Shanghai Rural Commercial
Bank Co. Ltd., Class A
(Financials) 7,302
3,600 Shanghai Yuyuan Tourist
Mart Group Co. Ltd., Class A
(Consumer Discretionary) 3,252
1,500 Shanghai Zhangjiang High-Tech
Park Development Co. Ltd.,
Class A (Real Estate) 4,779
2,000 Shanghai Zhonggu Logistics
Co. Ltd., Class A (Industrials) 2,585
1,800 Shanxi Coal International
Energy Group Co. Ltd., Class A
(Industrials) 4,608
5,300 Shanxi Coking Coal Energy
Group Co. Ltd., Class A
(Energy) 7,222
2,800 Shanxi Lu’an Environmental
Energy Development Co. Ltd.,
Class A (Energy) 8,575
4,000 Shanxi Meijin Energy Co. Ltd.,
Class A (Materials)* 4,050
3,400 Shanxi Securities Co. Ltd.,
Class A (Financials) 2,657
5,300 Shanxi Taigang Stainless Steel
Co. Ltd., Class A (Materials) 2,865
1,100 Shanxi Xinghuacun Fen Wine
Factory Co. Ltd., Class A
(Consumer Staples) 36,794
300 Shede Spirits Co. Ltd., Class A
(Consumer Staples) 4,214
4,600 Shenergy Co. Ltd., Class A
(Utilities) 3,859
2,200 Shengyi Technology Co.
Ltd., Class A (Information
Technology) 5,277

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
500 Shennan Circuits Co. Ltd., Class
A (Information Technology) $ 5,118
19,700 Shenwan Hongyuan Group Co.
Ltd., Class A (Financials) 12,442
700 Shenzhen Capchem Technology
Co. Ltd., Class A (Materials) 4,376
300 Shenzhen Dynanonic Co. Ltd.,
Class A (Materials) 2,714
3,800 Shenzhen Energy Group Co.
Ltd., Class A (Utilities) 3,251
1,600 Shenzhen Fastprint Circuit Tech
Co. Ltd., Class A (Information
Technology) 3,513
400 Shenzhen Goodix Technology
Co. Ltd., Class A (Information
Technology)* 4,075
100 Shenzhen Han's CNC
Technology Co. Ltd., Class A
(Industrials) 533
800 Shenzhen Hepalink
Pharmaceutical Group Co. Ltd.,
Class A (Health Care) 1,419
2,500 Shenzhen Inovance Technology
Co. Ltd., Class A (Industrials) 23,110
1,500 Shenzhen Kaifa Technology
Co. Ltd., Class A (Information
Technology) 3,592
1,000 Shenzhen Kangtai Biological
Products Co. Ltd., Class A
(Health Care) 4,498
300 Shenzhen Kedali Industry
Co. Ltd., Class A (Consumer
Discretionary) 3,699
500 Shenzhen Kstar Science And
Technology Co. Ltd., Class A
(Industrials) 1,778
300 Shenzhen Longsys Electronics
Co. Ltd., Class A (Information
Technology)* 3,907
1,100 Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A
(Health Care) 44,806
4,200 Shenzhen MTC Co. Ltd., Class
A (Consumer Discretionary) 3,388
700 Shenzhen New Industries
Biomedical Engineering Co.
Ltd., Class A (Health Care) 6,887
7,700 Shenzhen Overseas Chinese
Town Co. Ltd., Class A (Real
Estate)* 3,720
1,000 Shenzhen Salubris
Pharmaceuticals Co. Ltd., Class
A (Health Care) 4,697
300 Shenzhen SC New Energy
Technology Corp., Class A
(Information Technology) 2,954
1,100 Shenzhen SED Industry Co.
Ltd., Class A (Information
Technology) 3,001
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
800 Shenzhen Sunlord Electronics
Co. Ltd., Class A (Information
Technology) $ 3,039
755 Shenzhen Transsion Holdings
Co. Ltd., Class A (Information
Technology) 11,701
900 Shenzhen YUTO Packaging
Technology Co. Ltd., Class A
(Materials) 3,288
12,312 Shenzhou International Group
Holdings Ltd. (Consumer
Discretionary) 123,588
200 Shijiazhuang Shangtai
Technology Co. Ltd., Class A
(Industrials) 1,158
1,600 Shijiazhuang Yiling
Pharmaceutical Co. Ltd., Class
A (Health Care) 5,628
1,700 Shuangliang Eco-Energy
Systems Co. Ltd., Class A
(Industrials) 2,045
402 SICC Co. Ltd., Class A
(Information Technology)* 4,104
4,300 Sichuan Changhong Electric
Co. Ltd., Class A (Consumer
Discretionary) 3,462
3,700 Sichuan Chuantou Energy Co.
Ltd., Class A (Utilities) 7,399
8,300 Sichuan Hebang Biotechnology
Co. Ltd., Class A (Materials) 2,720
1,400 Sichuan Kelun Pharmaceutical
Co. Ltd., Class A (Health Care) 5,623
6,800 Sichuan Road and Bridge Group
Co. Ltd., Class A (Industrials) 7,351
500 Sichuan Swellfun Co. Ltd.,
Class A (Consumer Staples) 4,095
1,100 Sichuan Yahua Industrial Group
Co. Ltd., Class A (Materials) 1,956
700 Sieyuan Electric Co. Ltd., Class
A (Industrials) 4,856
305 Sinocelltech Group Ltd., Class
A (Health Care)* 2,135
3,500 Sinolink Securities Co. Ltd.,
Class A (Financials) 4,686
2,500 Sinoma International
Engineering Co., Class A
(Industrials) 3,280
1,600 Sinoma Science & Technology
Co. Ltd., Class A (Materials) 3,764
6,800 Sinomach Heavy Equipment
Group Co. Ltd., Class A
(Industrials)* 2,771
700 Sinomine Resource Group Co.
Ltd., Class A (Materials) 3,372
7,300 Sinopec Oilfield Service Corp.,
Class A (Energy)* 1,912
5,700 Sinopec Shanghai
Petrochemical Co. Ltd., Class A
(Materials)* 2,331

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
51,214 Sinopec Shanghai
Petrochemical Co. Ltd., Class H
(Materials)* $ 7,344
21,084 Sinopharm Group Co. Ltd.,
Class H (Health Care) 52,317
3,600 Sinotrans Ltd., Class A
(Industrials) 2,420
28,998 Sinotrans Ltd., Class H
(Industrials) 10,581
10,411 Sinotruk Hong Kong Ltd.
(Industrials) 21,594
500 Skshu Paint Co. Ltd., Class A
(Materials)* 3,782
27,891 Smoore International Holdings
Ltd. (Consumer Staples)
(a)(b)
24,319
2,400 Songcheng Performance
Development Co. Ltd., Class A
(Consumer Discretionary) 3,532
400 Sonoscape Medical Corp., Class
A (Health Care) 2,911
4,700 SooChow Securities Co. Ltd.,
Class A (Financials) 5,048
6,200 Southwest Securities Co. Ltd.,
Class A (Financials) 3,577
2,600 SPIC Industry-Finance
Holdings Co. Ltd., Class A
(Financials) 1,478
900 Spring Airlines Co. Ltd., Class
A (Industrials)* 6,689
200 StarPower Semiconductor
Ltd., Class A (Information
Technology) 5,273
3,000 State Grid Yingda Co. Ltd.,
Class A (Industrials) 2,033
1,400 Sungrow Power Supply Co.
Ltd., Class A (Industrials) 16,311
10,528 Sunny Optical Technology
Group Co. Ltd. (Information
Technology) 99,952
500 Sunresin New Materials Co.
Ltd., Class A (Materials) 3,521
1,700 Sunwoda Electronic Co. Ltd.,
Class A (Industrials) 3,621
731 SUPCON Technology Co.
Ltd., Class A (Information
Technology) 4,484
1,600 Suzhou Dongshan Precision
Manufacturing Co. Ltd., Class
A (Information Technology) 4,174
300 Suzhou Maxwell Technologies
Co. Ltd., Class A (Industrials) 4,537
400 Suzhou TFC Optical
Communication Co. Ltd., Class
A (Information Technology) 4,106
6,828 TAL Education Group ADR
(Consumer Discretionary)* 85,555
1,200 Talkweb Information
System Co. Ltd., Class A
(Communication Services)* 2,773
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,500 Tangshan Jidong Cement Co.
Ltd., Class A (Materials) $ 2,433
5,600 TangShan Port Group Co. Ltd.,
Class A (Industrials) 2,855
1,400 Tasly Pharmaceutical Group Co.
Ltd., Class A (Health Care) 3,002
4,700 TBEA Co. Ltd., Class A
(Industrials) 9,168
17,700 TCL Technology Group
Corp., Class A (Information
Technology)* 10,361
3,800 TCL Zhonghuan Renewable
Energy Technology Co.
Ltd., Class A (Information
Technology) 8,876
95,892 Tencent Holdings Ltd.
(Communication Services) 4,014,786
9,848 Tencent Music Entertainment
Group ADR (Communication
Services)* 83,806
400 Thunder Software Technology
Co. Ltd., Class A (Information
Technology) 4,492
3,900 Tian Di Science & Technology
Co. Ltd., Class A (Industrials) 2,813
8,100 Tianfeng Securities Co. Ltd.,
Class A (Financials)* 3,618
500 Tianjin Pharmaceutical Da Re
Tang Group Corp. Ltd., Class A
(Health Care) 2,513
2,300 Tianma Microelectronics Co.
Ltd., Class A (Information
Technology)* 3,501
409 Tianneng Battery Group Co.
Ltd., Class A (Consumer
Discretionary) 1,695
1,400 Tianqi Lithium Corp., Class A
(Materials) 9,818
2,203 Tianqi Lithium Corp., Class H
(Materials)
(b)
10,761
4,300 Tianshan Aluminum Group Co.
Ltd., Class A (Materials) 3,637
3,000 Tianshui Huatian Technology
Co. Ltd., Class A (Information
Technology) 3,756
29,137 Tingyi Cayman Islands Holding
Corp. (Consumer Staples) 36,672
1,700 Titan Wind Energy Suzhou Co.
Ltd., Class A (Industrials)* 2,973
1,500 Toly Bread Co. Ltd., Class A
(Consumer Staples) 1,748
18,939 Tongcheng Travel Holdings Ltd.
(Consumer Discretionary)* 34,870
1,400 TongFu Microelectronics Co.
Ltd., Class A (Information
Technology) 4,450
1,900 Tonghua Dongbao
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,182

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
2,200 Tongkun Group Co. Ltd., Class
A (Materials)* $ 4,187
9,900 Tongling Nonferrous Metals
Group Co. Ltd., Class A
(Materials) 4,215
4,200 Tongwei Co. Ltd., Class A
(Information Technology) 14,410
300 Topchoice Medical Corp., Class
A (Health Care)* 3,442
43,732 Topsports International
Holdings Ltd. (Consumer
Discretionary)
(a)
35,555
14,654 TravelSky Technology
Ltd., Class H (Consumer
Discretionary) 24,729
2,022 Trina Solar Co. Ltd., Class A
(Information Technology) 7,634
8,756 Trip.com Group Ltd. ADR
(Consumer Discretionary)* 308,036
3,100 Tsinghua Tongfang Co.
Ltd., Class A (Information
Technology)* 3,516
700 Tsingtao Brewery Co. Ltd.,
Class A (Consumer Staples) 7,309
9,691 Tsingtao Brewery Co. Ltd.,
Class H (Consumer Staples) 64,025
800 Unigroup Guoxin
Microelectronics Co. Ltd., Class
A (Information Technology)* 8,117
18,747 Uni-President China Holdings
Ltd. (Consumer Staples) 12,001
2,700 Unisplendour Corp. Ltd., Class
A (Information Technology)* 7,641
1,400 Universal Scientific Industrial
Shanghai Co. Ltd., Class A
(Information Technology) 2,923
200 Vanchip Tianjin Technology
Co. Ltd., Class A (Information
Technology)* 1,843
900 Venustech Group, Inc., Class A
(Information Technology) 3,229
467 Verisilicon Microelectronics
Shanghai Co. Ltd., Class A
(Information Technology)* 3,492
5,625 Vipshop Holdings Ltd. ADR
(Consumer Discretionary)* 90,169
1,500 Walvax Biotechnology Co. Ltd.,
Class A (Health Care) 5,197
2,000 Wanda Film Holding Co. Ltd.,
Class A (Communication
Services)* 3,504
1,100 Wangfujing Group Co.
Ltd., Class A (Consumer
Discretionary) 2,674
2,900 Wanhua Chemical Group Co.
Ltd., Class A (Materials) 32,752
67,308 Want Want China Holdings Ltd.
(Consumer Staples) 39,384
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,104 Weibo Corp. ADR
(Communication Services) $ 11,161
6,300 Weichai Power Co. Ltd., Class
A (Industrials) 13,145
30,530 Weichai Power Co. Ltd., Class
H (Industrials) 56,132
800 Weihai Guangwei Composites
Co. Ltd., Class A (Materials) 2,790
6,100 Wens Foodstuffs Group Co.
Ltd., Class A (Consumer
Staples) 16,452
2,200 Western Mining Co. Ltd., Class
A (Materials) 3,950
4,200 Western Securities Co. Ltd.,
Class A (Financials) 3,882
604 Western Superconducting
Technologies Co. Ltd., Class A
(Materials) 4,438
15,021 Wharf Holdings Ltd. (The)
(Real Estate) 39,042
1,100 Will Semiconductor Co. Ltd.
Shanghai, Class A (Information
Technology) 16,673
32,572 Wilmar International Ltd.
(Consumer Staples) 88,593
1,200 Wingtech Technology Co.
Ltd., Class A (Information
Technology)* 8,105
400 Winner Medical Co. Ltd., Class
A (Health Care) 2,171
2,000 Winning Health Technology
Group Co. Ltd., Class A (Health
Care) 2,126
20,900 Wintime Energy Group Co.
Ltd., Class A (Utilities)* 4,156
4,900 Wuchan Zhongda Group Co.
Ltd., Class A (Consumer
Discretionary) 3,170
4,000 Wuhan Guide Infrared Co.
Ltd., Class A (Information
Technology) 4,347
300 Wuhan Jingce Electronic Group
Co. Ltd., Class A (Information
Technology) 3,492
3,600 Wuliangye Yibin Co. Ltd., Class
A (Consumer Staples) 75,191
1,800 WUS Printed Circuit Kunshan
Co. Ltd., Class A (Information
Technology) 5,210
2,400 WuXi AppTec Co. Ltd., Class A
(Health Care) 27,761
5,584 WuXi AppTec Co. Ltd., Class H
(Health Care)
(a)
65,418
290 Wuxi Autowell Technology
Co. Ltd., Class A (Information
Technology) 3,698
56,920 Wuxi Biologics Cayman, Inc.
(Health Care)*
(a)
317,020

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
1,500 Wuxi Lead Intelligent
Equipment Co. Ltd., Class A
(Industrials) $ 5,495
11,100 XCMG Construction Machinery
Co. Ltd., Class A (Industrials) 8,596
2,800 Xiamen C & D, Inc., Class A
(Industrials) 3,713
200 Xiamen Faratronic Co.
Ltd., Class A (Information
Technology) 2,633
1,300 Xiamen Tungsten Co. Ltd.,
Class A (Materials) 3,129
2,100 Xiangcai Co. Ltd., Class A
(Real Estate) 2,311
1,200 Xiangtan Electric
Manufacturing Co. Ltd., Class
A (Industrials)* 2,470
247,621 Xiaomi Corp., Class B
(Information Technology)*
(a)
495,223
8,000 Xinhu Zhongbao Co. Ltd., Class
A (Real Estate) 2,610
1,329 Xinjiang Daqo New Energy
Co. Ltd., Class A (Information
Technology) 5,730
3,200 Xinjiang Tianshan Cement Co.
Ltd., Class A (Materials) 3,110
24,806 Xinyi Glass Holdings Ltd.
(Industrials) 28,553
71,394 Xinyi Solar Holdings Ltd.
(Information Technology) 41,043
17,441 XPeng, Inc., Class A (Consumer
Discretionary)* 150,063
18,115 Yadea Group Holdings Ltd.
(Consumer Discretionary)
(a)
34,002
500 Yangzhou Yangjie Electronic
Technology Co. Ltd., Class A
(Information Technology) 2,623
41,667 Yangzijiang Shipbuilding
Holdings Ltd. (Industrials) 45,270
3,500 Yankuang Energy Group Co.
Ltd., Class A (Energy) 10,072
34,059 Yankuang Energy Group Co.
Ltd., Class H (Energy) 63,319
1,000 Yantai Jereh Oilfield Services
Group Co. Ltd., Class A
(Energy) 4,152
1,000 Yealink Network Technology
Corp. Ltd., Class A
(Information Technology) 4,506
900 Yifeng Pharmacy Chain Co.
Ltd., Class A (Consumer
Staples) 4,804
1,600 Yihai Kerry Arawana Holdings
Co. Ltd., Class A (Consumer
Staples) 7,822
2,600 Yintai Gold Co. Ltd., Class A
(Materials) 5,389
600 Yongan Futures Co. Ltd., Class
A (Financials) 1,370
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
8,500 Yonghui Superstores Co. Ltd.,
Class A (Consumer Staples)* $ 3,630
500 YongXing Special Materials
Technology Co. Ltd., Class A
(Materials) 3,079
3,200 Yonyou Network Technology
Co. Ltd., Class A (Information
Technology) 7,488
4,300 Youngor Group Co. Ltd., Class
A (Real Estate) 4,083
4,720 YSB, Inc. (Health Care)* 12,050
3,200 YTO Express Group Co. Ltd.,
Class A (Industrials) 5,893
25,862 Yuexiu Property Co. Ltd. (Real
Estate) 23,576
2,700 Yunda Holding Co. Ltd., Class
A (Industrials) 3,248
3,200 Yunnan Aluminium Co. Ltd.,
Class A (Materials) 5,767
1,700 Yunnan Baiyao Group Co. Ltd.,
Class A (Health Care) 11,982
400 Yunnan Botanee Bio-
Technology Group Co. Ltd.,
Class A (Consumer Staples) 4,003
4,700 Yunnan Chihong
Zinc&Germanium Co. Ltd.,
Class A (Materials) 3,317
900 Yunnan Energy New Material
Co. Ltd., Class A (Materials) 7,420
1,500 Yunnan Tin Co. Ltd., Class A
(Materials) 2,899
1,700 Yunnan Yuntianhua Co. Ltd.,
Class A (Materials) 3,742
2,100 Yutong Bus Co. Ltd., Class A
(Industrials) 3,958
1,393 Zai Lab Ltd. ADR (Health
Care)* 38,015
1,500 Zangge Mining Co. Ltd., Class
A (Materials) 5,025
600 Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd., Class
A (Health Care) 21,237
22,378 Zhaojin Mining Industry Co.
Ltd., Class H (Materials) 28,996
4,900 Zhefu Holding Group Co. Ltd.,
Class A (Industrials) 2,511
6,900 Zhejiang Century Huatong
Group Co. Ltd., Class A
(Communication Services)* 5,392
100 Zhejiang Cfmoto Power Co.
Ltd., Class A (Consumer
Discretionary) 1,327
5,100 Zhejiang China Commodities
City Group Co. Ltd., Class A
(Consumer Discretionary) 5,678
2,000 Zhejiang Chint Electrics Co.
Ltd., Class A (Industrials) 6,142

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
3,100 Zhejiang Dahua Technology
Co. Ltd., Class A (Information
Technology) $ 8,391
500 Zhejiang Dingli Machinery Co.
Ltd., Class A (Industrials) 3,403
18,474 Zhejiang Expressway Co. Ltd.,
Class H (Industrials)
(b)
11,708
1,900 Zhejiang Hailiang Co. Ltd.,
Class A (Materials) 2,951
1,400 Zhejiang Huahai
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,068
1,600 Zhejiang Huayou Cobalt Co.
Ltd., Class A (Materials) 7,192
1,200 Zhejiang Jingsheng Mechanical
& Electrical Co. Ltd., Class A
(Information Technology) 7,254
3,300 Zhejiang Jinke Tom Culture
Industry Co. Ltd., Class A
(Communication Services)* 2,241
800 Zhejiang Jiuzhou
Pharmaceutical Co. Ltd., Class
A (Health Care) 3,076
2,500 Zhejiang Juhua Co. Ltd., Class
A (Materials) 5,563
10,221 Zhejiang Leapmotor
Technology Co. Ltd. (Consumer
Discretionary)*
(a)(b)
52,477
3,000 Zhejiang Longsheng Group Co.
Ltd., Class A (Materials) 3,617
2,900 Zhejiang NHU Co. Ltd., Class
A (Health Care) 6,912
3,300 Zhejiang Sanhua Intelligent
Controls Co. Ltd., Class A
(Industrials) 13,365
800 Zhejiang Shuanghuan Driveline
Co. Ltd., Class A (Consumer
Discretionary) 3,109
400 Zhejiang Supor Co. Ltd., Class
A (Consumer Discretionary) 2,927
1,600 Zhejiang Weiming Environment
Protection Co. Ltd., Class A
(Industrials) 3,964
1,500 Zhejiang Weixing New Building
Materials Co. Ltd., Class A
(Industrials) 3,142
9,100 Zhejiang Zheneng Electric
Power Co. Ltd., Class A
(Utilities)* 5,913
1,400 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class A (Industrials) 2,333
3,798 Zhengzhou Coal Mining
Machinery Group Co. Ltd.,
Class H (Industrials) 3,705
3,600 Zheshang Securities Co. Ltd.,
Class A (Financials) 5,293
Shares Description Value
a
Common Stocks – (continued)
China – (continued)
10,863 ZhongAn Online P&C
Insurance Co. Ltd., Class H
(Financials)*
(a)
$ 27,400
680 Zhongfu Shenying Carbon Fiber
Co. Ltd., Class A (Materials) 2,912
800 Zhongji Innolight Co.
Ltd., Class A (Information
Technology) 10,634
4,500 Zhongjin Gold Corp. Ltd., Class
A (Materials) 6,787
11,035 Zhongsheng Group Holdings
Ltd. (Consumer Discretionary) 26,421
6,100 Zhongtai Securities Co. Ltd.,
Class A (Financials) 6,142
1,050 Zhuhai CosMX Battery Co.
Ltd., Class A (Industrials) 3,114
2,000 Zhuhai Huafa Properties Co.
Ltd., Class A (Real Estate) 2,098
594 Zhuzhou CRRC Times Electric
Co. Ltd., Class A (Industrials) 3,202
7,992 Zhuzhou CRRC Times Electric
Co. Ltd., Class H (Industrials) 25,275
2,500 Zhuzhou Kibing Group Co.
Ltd., Class A (Industrials) 2,748
19,400 Zijin Mining Group Co. Ltd.,
Class A (Materials) 33,089
89,257 Zijin Mining Group Co. Ltd.,
Class H (Materials) 141,480
7,710 ZJLD Group, Inc. (Consumer
Staples)*
(a)
10,839
6,600 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class A (Industrials) 5,961
21,811 Zoomlion Heavy Industry
Science and Technology Co.
Ltd., Class H (Industrials) 11,617
3,700 ZTE Corp., Class A
(Information Technology) 13,280
11,871 ZTE Corp., Class H
(Information Technology) 25,899
6,420 ZTO Express Cayman, Inc.
ADR (Industrials) 143,294
31,686,079
Colombia – 0.0%
3,609 Bancolombia SA (Financials) 28,232
74,349 Ecopetrol SA (Energy) 46,205
6,922 Interconexion Electrica SA ESP
(Utilities) 25,879
100,316
Czech Republic – 0.0%
2,519 CEZ AS (Utilities) 111,634
1,166 Komercni banka AS (Financials) 36,166
147,800
Denmark – 1.9%
41 AP Moller – Maersk A/S, Class
A (Industrials) 63,662
52 AP Moller – Maersk A/S, Class
B (Industrials) 82,188

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
1,422 Carlsberg AS, Class B
(Consumer Staples) $ 176,472
1,602 Chr Hansen Holding A/S
(Materials) 128,382
1,924 Coloplast A/S, Class B (Health
Care) 227,507
10,455 Danske Bank A/S (Financials) 271,123
1,329 Demant A/S (Health Care)* 56,481
2,764 DSV A/S (Industrials) 416,836
1,011 Genmab A/S (Health Care)* 319,731
49,540 Novo Nordisk A/S, Class B
(Health Care) 5,042,341
3,195 Novozymes A/S, Class B
(Materials) 166,035
2,946 Orsted AS (Utilities)
(a)
138,997
1,384 Pandora A/S (Consumer
Discretionary) 187,189
4,976 Tryg A/S (Financials) 107,557
15,707 Vestas Wind Systems A/S
(Industrials)* 435,732
7,820,233
Egypt – 0.0%
4,589 Abou Kir Fertilizers &
Chemical Industries (Materials) 11,784
36,753 Commercial International Bank
- Egypt (CIB) (Financials) 91,823
14,109 EFG Holding S.A.E.
(Financials)* 8,429
7,842 ElSewedy Electric Co.
(Industrials) 6,903
2,872 Ezz Steel Co. SAE (Materials)* 7,061
611 Misr Fertilizers Production Co.
SAE (Materials) 10,954
8,047 Telecom Egypt Co.
(Communication Services) 9,373
146,327
Faroe Islands – 0.0%
780 Bakkafrost P/F (Consumer
Staples) 37,810
Finland – 0.7%
2,193 Elisa OYJ (Communication
Services) 98,296
6,772 Fortum OYJ (Utilities) 95,206
1,640 Huhtamaki OYJ (Materials) 63,631
4,232 Kesko OYJ, Class B (Consumer
Staples) 81,061
5,177 Kone OYJ, Class B (Industrials) 230,407
10,867 Metso Corp. (Industrials) 107,069
6,699 Neste OYJ (Energy) 254,948
82,457 Nokia OYJ (Information
Technology) 289,520
49,724 Nordea Bank Abp (Financials) 559,249
1,669 Orion OYJ, Class B (Health
Care) 66,359
6,899 Sampo OYJ, Class A
(Financials) 302,229
Shares Description Value
a
Common Stocks – (continued)
Finland – (continued)
8,903 Stora Enso OYJ, Class R
(Materials) $ 115,694
8,241 UPM-Kymmene OYJ
(Materials) 288,456
7,621 Wartsila OYJ Abp (Industrials) 105,271
2,657,396
France – 5.3%
3,090 Adevinta ASA (Communication
Services)* 32,050
430 Aeroports de Paris SA
(Industrials) 53,063
7,957 Air Liquide SA (Materials) 1,508,912
9,140 Airbus SE (Industrials) 1,358,276
27,772 AXA SA (Financials) 866,487
660 BioMerieux (Health Care) 71,120
16,741 BNP Paribas SA (Financials) 1,055,233
12,482 Bollore SE (Communication
Services) 71,432
3,036 Bouygues SA (Industrials) 115,642
2,469 Capgemini SE (Information
Technology) 506,458
8,730 Carrefour SA (Consumer
Staples) 165,693
7,262 Cie de Saint-Gobain SA
(Industrials) 473,909
10,480 Cie Generale des Etablissements
Michelin (Consumer
Discretionary) 352,304
17,300 Credit Agricole SA (Financials) 226,928
9,841 Danone SA (Consumer Staples) 633,191
10,596 Dassault Systemes (Information
Technology) 496,731
27,322 Engie SA (Utilities) 474,532
4,476 EssilorLuxottica SA (Health
Care) 855,245
506 Hermes International SCA
(Consumer Discretionary) 1,051,303
1,113 Kering (Consumer
Discretionary) 478,107
3,999 Legrand SA (Industrials) 385,804
3,498 L'Oreal SA (Consumer Staples) 1,645,175
4,056 LVMH Moet Hennessy
Louis Vuitton SE (Consumer
Discretionary) 3,109,801
29,225 Orange SA (Communication
Services)
(b)
360,455
3,028 Pernod Ricard SA (Consumer
Staples) 523,826
5,532 Safran SA (Industrials) 971,911
382 Sartorius Stedim Biotech
(Health Care) 86,028
11,663 Societe Generale SA
(Financials) 293,641
1,266 Sodexo SA (Consumer
Discretionary) 135,923
1,518 Thales SA (Industrials) 226,829
35,010 TotalEnergies SE (Energy) 2,378,296

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
France – (continued)
7,569 Vinci SA (Industrials) $ 927,434
21,891,739
Germany – 4.4%
2,587 adidas AG (Consumer
Discretionary) 542,349
6,273 Allianz SE (Financials) 1,578,335
13,956 BASF SE (Materials) 649,981
15,338 Bayer AG (Health Care) 524,819
4,749 Bayerische Motoren Werke AG
(Consumer Discretionary) 495,313
1,528 Beiersdorf AG (Consumer
Staples) 214,569
1,452 BioNTech SE ADR (Health
Care)* 149,461
575 Carl Zeiss Meditec AG (Health
Care) 51,646
1,686 Continental AG (Consumer
Discretionary) 130,648
6,710 Daimler Truck Holding AG
(Industrials) 218,394
30,417 Deutsche Bank AG (Financials) 379,206
2,867 Deutsche Boerse AG
(Financials) 545,243
14,757 Deutsche Post AG (Industrials) 693,003
50,402 Deutsche Telekom AG
(Communication Services) 1,208,485
34,550 E.ON SE (Utilities) 449,920
3,156 Evonik Industries AG
(Materials) 59,056
3,121 Fresenius Medical Care AG &
Co. KGaA (Health Care) 128,142
6,423 Fresenius SE & Co. KGaA
(Health Care) 203,867
938 Hannover Rueck SE
(Financials) 224,136
99 Hapag-Lloyd AG (Industrials)
(a)
12,401
2,057 Heidelberg Materials AG
(Materials) 167,881
1,502 Henkel AG & Co. KGaA
(Consumer Staples) 105,016
20,332 Infineon Technologies AG
(Information Technology) 788,650
1,038 Knorr-Bremse AG (Industrials) 65,122
12,274 Mercedes-Benz Group AG
(Consumer Discretionary) 797,905
2,017 Merck KGaA (Health Care) 352,450
838 MTU Aero Engines AG
(Industrials) 171,668
2,127 Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen
(Financials) 906,957
1,571 Puma SE (Consumer
Discretionary) 101,442
11,613 RWE AG (Utilities) 498,855
15,979 SAP SE (Information
Technology) 2,536,399
11,555 Siemens AG (Industrials) 1,941,580
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
7,872 Siemens Energy AG
(Industrials)* $ 93,450
4,206 Siemens Healthineers AG
(Health Care)
(a)
242,951
2,073 Symrise AG (Materials) 233,423
703 Talanx AG (Financials) 51,085
450 Volkswagen AG (Consumer
Discretionary) 58,428
10,862 Vonovia SE (Real Estate) 302,451
17,874,687
Greece – 0.1%
31,688 Alpha Services and Holdings
SA (Financials)* 53,937
37,974 Eurobank Ergasias Services and
Holdings SA (Financials)* 70,064
2,730 Hellenic Telecommunications
Organization SA
(Communication Services) 40,123
1,642 JUMBO SA (Consumer
Discretionary) 43,070
915 Motor Oil Hellas Corinth
Refineries SA (Energy) 24,759
1,631 Mytilineos SA (Industrials) 65,382
8,567 National Bank of Greece SA
(Financials)* 58,721
3,070 OPAP SA (Consumer
Discretionary) 49,240
10,038 Piraeus Financial Holdings SA
(Financials)* 35,705
3,292 Public Power Corp. SA
(Utilities)* 38,792
1,060 Star Bulk Carriers Corp.
(Industrials) 22,536
845 Terna Energy SA (Utilities) 14,466
516,795
Guatemala – 0.0%
2,034 Millicom International Cellular
SA SDR (Communication
Services)* 34,366
Hong Kong – 1.2%
180,736 AIA Group Ltd. (Financials) 1,559,685
9,466 Cathay Pacific Airways Ltd.
(Industrials)* 9,550
29,616 CK Asset Holdings Ltd. (Real
Estate) 140,490
9,542 CK Infrastructure Holdings Ltd.
(Utilities) 47,281
29,604 CLP Holdings Ltd. (Utilities) 230,266
4,735 DFI Retail Group Holdings Ltd.
(Consumer Staples) 10,512
1,118 Futu Holdings Ltd. ADR
(Financials)* 60,283
27,156 Hang Lung Properties Ltd.
(Real Estate) 36,299
11,250 Hang Seng Bank Ltd.
(Financials) 124,595

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Hong Kong – (continued)
20,677 Henderson Land Development
Co. Ltd. (Real Estate) $ 56,257
35,542 HK Electric Investments &
HK Electric Investments Ltd.
(Utilities) 20,432
56,726 HKT Trust & HKT Ltd.
(Communication Services) 60,501
142,872 Hong Kong & China Gas Co.
Ltd. (Utilities) 98,232
18,625 Hong Kong Exchanges &
Clearing Ltd. (Financials) 661,031
16,126 Hongkong Land Holdings Ltd.
(Real Estate) 51,926
3,082 Jardine Matheson Holdings Ltd.
(Industrials) 118,996
39,795 Link REIT (Real Estate) 196,675
24,441 MTR Corp. Ltd. (Industrials) 87,621
21,512 New World Development Co.
Ltd. (Real Estate) 32,005
2,060 Orient Overseas International
Ltd. (Industrials) 24,780
3,824 Polestar Automotive Holding
UK PLC, Class A, ADR
(Consumer Discretionary)*
(b)
8,451
21,288 Power Assets Holdings Ltd.
(Utilities) 111,069
42,960 Prudential PLC (Financials) 469,345
154,034 Sino Biopharmaceutical Ltd.
(Health Care) 75,732
52,914 Sino Land Co. Ltd. (Real
Estate) 53,318
22,730 Sun Hung Kai Properties Ltd.
(Real Estate) 223,071
6,436 Swire Pacific Ltd., Class A
(Real Estate) 41,779
12,007 Swire Pacific Ltd., Class B
(Real Estate) 12,837
16,527 Swire Properties Ltd. (Real
Estate) 32,122
21,293 Techtronic Industries Co. Ltd.
(Industrials) 216,193
119,287 WH Group Ltd. (Consumer
Staples)
(a)
76,671
24,159 Wharf Real Estate Investment
Co. Ltd. (Real Estate) 76,248
5,024,253
Hungary – 0.1%
6,943 MOL Hungarian Oil & Gas
PLC (Energy) 55,264
3,552 OTP Bank Nyrt (Financials) 147,620
2,182 Richter Gedeon Nyrt (Health
Care) 54,978
257,862
India – 4.7%
832 ABB India Ltd. (Industrials) 44,095
1,085 ACC Ltd. (Materials) 24,402
4,520 Adani Energy Solutions Ltd.
(Utilities)* 47,298
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,868 Adani Enterprises Ltd.
(Industrials) $ 137,677
4,850 Adani Green Energy Ltd.
(Utilities)* 59,833
11,312 Adani Ports & Special
Economic Zone Ltd.
(Industrials) 111,975
12,327 Adani Power Ltd. (Utilities)* 63,783
4,346 Adani Total Gas Ltd. (Utilities) 36,939
2,462 Adani Wilmar Ltd. (Consumer
Staples)* 10,057
7,771 Aditya Birla Capital Ltd.
(Financials)* 15,655
488 Alkem Laboratories Ltd.
(Health Care) 27,641
9,517 Ambuja Cements Ltd.
(Materials) 50,128
2,597 APL Apollo Tubes Ltd.
(Materials) 52,556
1,581 Apollo Hospitals Enterprise
Ltd. (Health Care) 104,819
22,549 Ashok Leyland Ltd.
(Industrials) 49,522
6,356 Asian Paints Ltd. (Materials) 237,789
1,864 Astral Ltd. (Industrials) 43,579
7,185 AU Small Finance Bank Ltd.
(Financials)
(a)
63,877
4,434 Aurobindo Pharma Ltd. (Health
Care) 55,379
2,263 Avenue Supermarts Ltd.
(Consumer Staples)*
(a)
107,182
35,582 Axis Bank Ltd. (Financials) 458,355
1,067 Bajaj Auto Ltd. (Consumer
Discretionary) 77,927
4,150 Bajaj Finance Ltd. (Financials) 354,414
5,968 Bajaj Finserv Ltd. (Financials) 119,763
420 Bajaj Holdings & Investment
Ltd. (Financials) 37,048
1,267 Balkrishna Industries Ltd.
(Consumer Discretionary) 39,143
11,941 Bandhan Bank Ltd.
(Financials)
(a)
32,375
16,251 Bank of Baroda (Financials) 38,409
11,908 Bank of India (Financials) 14,815
3,841 Berger Paints India Ltd.
(Materials) 26,456
55,762 Bharat Electronics Ltd.
(Industrials) 97,557
4,004 Bharat Forge Ltd. (Consumer
Discretionary) 53,787
20,014 Bharat Heavy Electricals Ltd.
(Industrials) 40,907
15,110 Bharat Petroleum Corp. Ltd.
(Energy) 78,944
37,562 Bharti Airtel Ltd.
(Communication Services) 457,039
7,032 Biocon Ltd. (Health Care) 20,094
137 Bosch Ltd. (Consumer
Discretionary) 35,484

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
1,860 Britannia Industries Ltd.
(Consumer Staples) $ 108,233
5,701 Canara Bank (Financials) 27,553
10,048 CG Power & Industrial
Solutions Ltd. (Industrials) 54,148
6,219 Cholamandalam Investment and
Finance Co. Ltd. (Financials) 83,333
8,385 Cipla Ltd. (Health Care) 121,893
32,589 Coal India Ltd. (Energy) 133,707
2,094 Colgate-Palmolive India Ltd.
(Consumer Staples) 55,146
4,316 Container Corp. Of India Ltd.
(Industrials) 40,161
2,133 Cummins India Ltd.
(Industrials) 48,830
9,299 Dabur India Ltd. (Consumer
Staples) 59,996
1,263 Dalmia Bharat Ltd. (Materials) 33,585
1,163 Deepak Nitrite Ltd. (Materials) 30,627
4,801 Delhivery Ltd. (Industrials)* 22,519
1,986 Divi's Laboratories Ltd. (Health
Care) 90,227
9,735 DLF Ltd. (Real Estate) 73,059
1,900 Dr. Reddy's Laboratories Ltd.
(Health Care) 131,874
2,170 Eicher Motors Ltd. (Consumer
Discretionary) 101,402
9,566 Embassy Office Parks REIT
(Real Estate) 36,956
16,091 FSN E-Commerce Ventures Ltd.
(Consumer Discretionary)* 33,921
42,375 GAIL India Ltd. (Utilities) 67,023
3,894 General Insurance Corp. of
India (Financials)
(a)
14,921
963 Gland Pharma Ltd. (Health
Care)*
(a)
20,493
5,910 Godrej Consumer Products Ltd.
(Consumer Staples) 71,450
1,812 Godrej Properties Ltd. (Real
Estate)* 40,777
4,854 Grasim Industries Ltd.
(Materials) 116,729
540 Gujarat Fluorochemicals Ltd.
(Materials) 18,462
2,739 Gujarat Gas Ltd. (Utilities) 14,226
3,450 Havells India Ltd. (Industrials) 53,891
16,536 HCL Technologies Ltd.
(Information Technology) 265,885
1,238 HDFC Asset Management Co.
Ltd. (Financials)
(a)
44,084
43,543 HDFC Bank Ltd. (Financials) 813,908
15,281 HDFC Life Insurance Co. Ltd.
(Financials)
(a)
126,572
2,047 Hero MotoCorp Ltd. (Consumer
Discretionary) 93,743
22,760 Hindalco Industries Ltd.
(Materials) 140,732
2,610 Hindustan Aeronautics Ltd.
(Industrials) 74,481
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
10,051 Hindustan Petroleum Corp. Ltd.
(Energy)* $ 41,870
13,973 Hindustan Unilever Ltd.
(Consumer Staples) 426,518
34 Honeywell Automation India
Ltd. (Information Technology) 14,944
80,836 ICICI Bank Ltd. (Financials) 906,274
3,705 ICICI Lombard General
Insurance Co. Ltd. (Financials)
(a)
65,753
6,021 ICICI Prudential Life Insurance
Co. Ltd. (Financials)
(a)
40,620
44,744 IDFC First Bank Ltd.
(Financials)* 45,713
3,784 Indian Bank (Financials) 18,009
13,316 Indian Hotels Co. Ltd.
(Consumer Discretionary) 67,335
58,905 Indian Oil Corp. Ltd. (Energy) 78,934
4,724 Indian Railway Catering &
Tourism Corp. Ltd. (Industrials) 39,979
27,832 Indian Railway Finance Corp.
Ltd. (Financials)
(a)
24,914
5,499 Indraprastha Gas Ltd. (Utilities) 25,657
13,121 Indus Towers Ltd.
(Communication Services)* 29,013
8,966 IndusInd Bank Ltd. (Financials) 157,626
1,081 Info Edge India Ltd.
(Communication Services) 59,771
56,038 Infosys Ltd. (Information
Technology) 977,815
1,701 InterGlobe Aviation Ltd.
(Industrials)*
(a)
55,182
46,569 ITC Ltd. (Consumer Staples) 243,361
4,744 Jindal Stainless Ltd. (Materials) 28,517
5,982 Jindal Steel & Power Ltd.
(Materials) 48,118
52,930 Jio Financial Services Ltd.
(Financials)* 145,600
5,830 JSW Energy Ltd. (Utilities) 28,547
14,805 JSW Steel Ltd. (Materials) 142,220
6,000 Jubilant Foodworks Ltd.
(Consumer Discretionary) 40,352
17,059 Kotak Mahindra Bank Ltd.
(Financials) 359,094
428 L&T Technology Services Ltd.
(Industrials)
(a)
24,476
10,753 Larsen & Toubro Ltd.
(Industrials) 400,908
3,478 Life Insurance Corp. of India
(Financials) 28,339
307 Linde India Ltd. (Materials) 21,140
1,437 LTIMindtree Ltd. (Information
Technology)
(a)
95,406
3,775 Lupin Ltd. (Health Care) 57,983
3,786 Macrotech Developers Ltd.
(Real Estate)
(a)
40,028
9,000 Mahindra & Mahindra Financial
Services Ltd. (Financials) 29,603
13,833 Mahindra & Mahindra Ltd.
(Consumer Discretionary) 273,322

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
532 Mankind Pharma Ltd. (Health
Care)* $ 12,105
8,200 Marico Ltd. (Consumer Staples) 52,965
2,058 Maruti Suzuki India Ltd.
(Consumer Discretionary) 261,803
3,475 Max Financial Services Ltd.
(Financials)* 42,470
11,557 Max Healthcare Institute Ltd.
(Health Care) 88,111
478 Mazagon Dock Shipbuilders
Ltd. (Industrials) 11,537
1,311 Mphasis Ltd. (Information
Technology) 37,017
35 MRF Ltd. (Consumer
Discretionary) 46,873
1,675 Muthoot Finance Ltd.
(Financials) 29,765
560 Nestle India Ltd. (Consumer
Staples) 162,749
43,318 NHPC Ltd. (Utilities) 28,257
18,052 NMDC Ltd. (Materials) 39,289
73,865 NTPC Ltd. (Utilities) 231,443
1,845 Oberoi Realty Ltd. (Real Estate) 30,992
60,456 Oil & Natural Gas Corp. Ltd.
(Energy) 141,328
3,163 One 97 Communications Ltd.
(Financials)* 33,220
364 Oracle Financial Services
Software Ltd. (Information
Technology) 17,507
81 Page Industries Ltd. (Consumer
Discretionary) 36,190
1,091 Patanjali Foods Ltd. (Consumer
Staples) 18,318
3,714 PB Fintech Ltd. (Financials)* 37,100
783 Persistent Systems Ltd.
(Information Technology) 60,090
11,784 Petronet LNG Ltd. (Energy) 28,657
1,270 PI Industries Ltd. (Materials) 57,427
2,394 Pidilite Industries Ltd.
(Materials) 73,271
685 Polycab India Ltd. (Industrials) 43,271
22,817 Power Finance Corp. Ltd.
(Financials) 91,631
70,659 Power Grid Corp. of India Ltd.
(Utilities) 177,042
149 Procter & Gamble Hygiene &
Health Care Ltd. (Consumer
Staples) 30,803
34,605 Punjab National Bank
(Financials) 32,201
8,840 Rail Vikas Nigam Ltd.
(Industrials) 17,406
19,598 REC Ltd. (Financials) 81,946
53,470 Reliance Industries Ltd.
(Energy) 1,524,362
32,214 Samvardhana Motherson
International Ltd. (Consumer
Discretionary) 35,558
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,602 SBI Cards & Payment Services
Ltd. (Financials) $ 40,789
6,961 SBI Life Insurance Co. Ltd.
(Financials)
(a)
119,802
635 Schaeffler India Ltd.
(Industrials) 21,611
155 Shree Cement Ltd. (Materials) 49,704
3,732 Shriram Finance Ltd.
(Financials) 89,825
1,399 Siemens Ltd. (Industrials) 61,359
382 Solar Industries India Ltd.
(Materials) 28,807
4,271 Sona Blw Precision Forgings
Ltd. (Consumer Discretionary)
(a)
28,578
2,295 SRF Ltd. (Materials) 65,151
27,868 State Bank of India (Financials) 188,725
22,715 Steel Authority of India Ltd.
(Materials) 25,141
16,831 Sun Pharmaceutical Industries
Ltd. (Health Care) 247,408
915 Supreme Industries Ltd.
(Materials) 48,619
154,260 Suzlon Energy Ltd.
(Industrials)* 75,378
1,762 Tata Communications Ltd.
(Communication Services) 36,036
15,819 Tata Consultancy Services Ltd.
(Information Technology) 661,565
9,395 Tata Consumer Products Ltd.
(Consumer Staples) 105,983
548 Tata Elxsi Ltd. (Information
Technology) 54,231
26,945 Tata Motors Ltd. (Consumer
Discretionary) 228,242
7,219 Tata Motors Ltd., Class A
(Consumer Discretionary) 41,361
26,666 Tata Power Co. Ltd. (The)
(Utilities) 85,664
126,034 Tata Steel Ltd. (Materials) 193,297
9,704 Tech Mahindra Ltd.
(Information Technology) 142,074
577 Thermax Ltd. (Industrials) 17,540
5,808 Titan Co. Ltd. (Consumer
Discretionary) 243,105
1,454 Torrent Pharmaceuticals Ltd.
(Health Care) 37,077
2,849 Trent Ltd. (Consumer
Discretionary) 95,213
1,583 Tube Investments of India Ltd.
(Consumer Discretionary) 63,900
3,604 TVS Motor Co. Ltd. (Consumer
Discretionary) 80,577
1,796 UltraTech Cement Ltd.
(Materials) 193,906
23,145 Union Bank of India Ltd.
(Financials) 29,933
1,085 United Breweries Ltd.
(Consumer Staples) 21,426

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
India – (continued)
4,672 United Spirits Ltd. (Consumer
Staples) $ 58,760
8,168 UPL Ltd. (Materials) 55,892
7,253 Varun Beverages Ltd.
(Consumer Staples) 96,105
577 Vedant Fashions Ltd.
(Consumer Discretionary) 9,482
17,575 Vedanta Ltd. (Materials) 49,178
126,480 Vodafone Idea Ltd.
(Communication Services)* 19,792
3,624 Voltas Ltd. (Industrials) 35,980
21,910 Wipro Ltd. (Information
Technology) 108,520
671 WNS Holdings Ltd. ADR
(Industrials)* 39,911
199,375 Yes Bank Ltd. (Financials)* 46,261
59,677 Zomato Ltd. (Consumer
Discretionary)* 84,835
3,972 Zydus Lifesciences Ltd. (Health
Care) 30,366
19,344,004
Indonesia – 0.5%
172,925 Adaro Energy Indonesia Tbk PT
(Energy) 29,211
103,841 Adaro Minerals Indonesia Tbk
PT (Materials)* 8,871
205,247 Amman Mineral Internasional
PT (Materials)* 95,279
132,150 Aneka Tambang Tbk (Materials) 14,825
315,211 Astra International Tbk PT
(Industrials) 109,745
817,218 Bank Central Asia Tbk PT
(Financials) 472,891
567,386 Bank Mandiri Persero Tbk PT
(Financials) 214,004
234,238 Bank Negara Indonesia Persero
Tbk PT (Financials) 79,665
1,097,236 Bank Rakyat Indonesia Persero
Tbk PT (Financials) 373,173
423,775 Barito Pacific Tbk PT
(Materials) 28,552
107,930 Chandra Asri Petrochemical Tbk
PT (Materials) 20,528
114,573 Charoen Pokphand Indonesia
Tbk PT (Consumer Staples) 38,413
355,413 Dayamitra Telekomunikasi PT
(Communication Services) 16,499
241,304 Elang Mahkota Teknologi Tbk
PT (Communication Services) 10,035
11,847,947 GoTo Gojek Tokopedia Tbk PT
(Consumer Discretionary)* 74,097
7,189 Gudang Garam Tbk PT
(Consumer Staples) 9,792
40,182 Indah Kiat Pulp & Paper Tbk
PT (Materials) 22,734
24,410 Indocement Tunggal Prakarsa
Tbk PT (Materials) 16,053
35,673 Indofood CBP Sukses Makmur
Tbk PT (Consumer Staples) 26,565
Shares Description Value
a
Common Stocks – (continued)
Indonesia – (continued)
68,870 Indofood Sukses Makmur Tbk
PT (Consumer Staples) $ 28,529
20,763 Indosat Tbk PT
(Communication Services) 12,751
298,268 Kalbe Farma Tbk PT (Health
Care) 31,058
54,012 Mayora Indah Tbk PT
(Consumer Staples) 8,880
165,004 Merdeka Battery Materials Tbk
PT (Materials)* 6,755
192,229 Merdeka Copper Gold Tbk PT
(Materials)* 31,357
25,207 Pantai Indah Kapuk Dua Tbk
PT (Materials)* 7,638
301,148 Sarana Menara Nusantara Tbk
PT (Communication Services) 19,416
51,760 Semen Indonesia Persero Tbk
PT (Materials) 21,692
296,093 Sumber Alfaria Trijaya Tbk PT
(Consumer Staples) 54,790
740,998 Telkom Indonesia Persero Tbk
PT (Communication Services) 179,636
86,711 Tower Bersama Infrastructure
Tbk PT (Communication
Services) 11,461
124,872 Trimegah Bangun Persada Tbk
PT (Materials) 8,172
89,947 Unilever Indonesia Tbk PT
(Consumer Staples) 21,167
22,192 United Tractors Tbk PT
(Energy) 31,335
33,071 Vale Indonesia Tbk PT
(Materials) 9,595
2,145,164
Ireland – 0.3%
2,818 AerCap Holdings NV
(Industrials)* 192,244
19,229 AIB Group PLC (Financials) 89,252
16,477 Bank of Ireland Group PLC
(Financials) 154,431
2,449 Kerry Group PLC, Class A
(Consumer Staples) 198,324
2,390 Kingspan Group PLC
(Industrials) 189,843
2,918 Ryanair Holdings PLC ADR
(Industrials)* 344,966
4,039 Smurfit Kappa Group PLC
(Materials) 153,362
1,322,422
Israel – 0.5%
907 Airport City Ltd. (Real Estate)* 14,238
3,393 Amot Investments Ltd. (Real
Estate) 17,311
603 Ashtrom Group Ltd.
(Industrials) 8,582
575 Azrieli Group Ltd. (Real Estate) 33,397
19,402 Bank Hapoalim BM
(Financials) 164,162

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Israel – (continued)
22,877 Bank Leumi Le-Israel BM
(Financials) $ 171,696
31,446 Bezeq The Israeli
Telecommunication Corp. Ltd.
(Communication Services) 40,767
179 Big Shopping Centers Ltd.
(Real Estate)* 16,049
387 Camtek Ltd. (Information
Technology)* 24,940
1,430 Check Point Software
Technologies Ltd. (Information
Technology)* 208,780
146 Delek Group Ltd. (Energy) 18,892
389 Elbit Systems Ltd. (Industrials) 77,579
4,076 Energix-Renewable Energies
Ltd. (Utilities) 12,915
1,822 Enlight Renewable Energy Ltd.
(Utilities)* 31,522
104 Fattal Holdings 1998 Ltd.
(Consumer Discretionary)* 10,696
814 First International Bank Of
Israel Ltd. (The) (Financials) 32,633
1,070 Global-e Online Ltd. (Consumer
Discretionary)* 36,647
1,732 Harel Insurance Investments
& Financial Services Ltd.
(Financials) 12,938
10,958 ICL Group Ltd. (Materials) 55,142
59 Israel Corp. Ltd. (Materials)* 14,802
19,313 Israel Discount Bank Ltd., Class
A (Financials) 93,192
395 Melisron Ltd. (Real Estate) 27,513
9,205 Mivne Real Estate KD Ltd.
(Real Estate) 24,290
2,362 Mizrahi Tefahot Bank Ltd.
(Financials) 84,355
988 Nice Ltd. (Information
Technology)* 190,113
451 Nova Ltd. (Information
Technology)* 57,330
1,597 OPC Energy Ltd. (Utilities)* 9,782
2,570 Phoenix Holdings Ltd. (The)
(Financials) 24,568
1,251 Plus500 Ltd. (Financials) 22,821
2,230 Shapir Engineering and Industry
Ltd. (Industrials) 13,347
786 Strauss Group Ltd. (Consumer
Staples)* 15,078
17,400 Teva Pharmaceutical Industries
Ltd. (Health Care)* 169,370
1,728 Tower Semiconductor Ltd.
(Information Technology)* 47,468
862 Wix.com Ltd. (Information
Technology)* 87,493
1,870,408
Italy – 1.4%
24,431 A2A SpA (Utilities) 52,594
2,046 Amplifon SpA (Health Care) 63,690
Shares Description Value
a
Common Stocks – (continued)
Italy – (continued)
16,026 Assicurazioni Generali SpA
(Financials) $ 332,321
3,189 Banca Mediolanum SpA
(Financials) 28,414
21,485 Banco BPM SpA (Financials) 118,946
7,646 Davide Campari-Milano NV
(Consumer Staples) 83,592
355 DiaSorin SpA (Health Care) 33,675
119,889 Enel SpA (Utilities) 848,440
33,116 Eni SpA (Energy) 548,063
2,038 Ferrari NV (Consumer
Discretionary) 735,143
9,525 FinecoBank Banca Fineco SpA
(Financials) 128,506
10,979 Hera SpA (Utilities) 34,740
4,888 Infrastrutture Wireless
Italiane SpA (Communication
Services)
(a)
60,373
1,132 Interpump Group SpA
(Industrials) 52,740
242,201 Intesa Sanpaolo SpA
(Financials) 698,058
6,252 Leonardo SpA (Industrials) 95,979
9,441 Mediobanca Banca di Credito
Finanziario SpA (Financials) 110,994
3,029 Moncler SpA (Consumer
Discretionary) 168,155
7,637 Nexi SpA (Financials)*
(a)
59,579
3,960 Pirelli & C SpA (Consumer
Discretionary)
(a)
19,694
7,162 Poste Italiane SpA (Financials)
(a)
77,176
8,050 PRADA SpA (Consumer
Discretionary) 44,268
3,991 Prysmian SpA (Industrials) 153,847
1,533 Recordati Industria Chimica
e Farmaceutica SpA (Health
Care) 73,881
31,966 Snam SpA (Utilities) 161,242
520 Stevanato Group SpA (Health
Care) 13,723
169,248 Telecom Italia SpA
(Communication Services)* 49,232
94,713 Telecom Italia SpA-RSP
(Communication Services)* 28,078
21,905 Terna - Rete Elettrica Nazionale
(Utilities) 176,768
26,777 UniCredit SpA (Financials) 729,972
6,569 UnipolSai Assicurazioni SpA
(Financials) 16,270
5,798,153
Japan – 14.7%
1,438 ABC-Mart, Inc. (Consumer
Discretionary) 23,739
5,966 Acom Co. Ltd. (Financials) 14,064
11,450 Advantest Corp. (Information
Technology) 362,549
12,222 Aeon Co. Ltd. (Consumer
Staples) 253,063

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,441 Aeon Mall Co. Ltd. (Real
Estate) $ 16,761
3,177 AGC, Inc. (Industrials) 115,402
3,175 Air Water, Inc. (Materials) 41,697
2,274 Aisin Corp. (Consumer
Discretionary) 83,847
8,166 Ajinomoto Co., Inc. (Consumer
Staples) 305,241
2,947 Alfresa Holdings Corp. (Health
Care) 47,394
5,307 Amada Co. Ltd. (Industrials) 53,219
6,974 ANA Holdings, Inc.
(Industrials)* 143,976
7,430 Asahi Group Holdings Ltd.
(Consumer Staples) 274,161
3,352 Asahi Intecc Co. Ltd. (Health
Care) 64,995
21,193 Asahi Kasei Corp. (Materials) 147,155
2,634 Asics Corp. (Consumer
Discretionary) 94,253
27,884 Astellas Pharma, Inc. (Health
Care) 339,037
2,053 Azbil Corp. (Information
Technology) 66,269
9,051 Bandai Namco Holdings, Inc.
(Consumer Discretionary) 180,181
2,029 BayCurrent Consulting, Inc.
(Industrials) 68,294
8,558 Bridgestone Corp. (Consumer
Discretionary) 353,006
3,949 Brother Industries Ltd.
(Information Technology) 66,674
1,219 Calbee, Inc. (Consumer Staples) 22,832
15,622 Canon, Inc. (Information
Technology) 402,293
2,611 Capcom Co. Ltd.
(Communication Services) 88,008
14,541 Central Japan Railway Co.
(Industrials) 349,177
11,411 Chiba Bank Ltd. (The)
(Financials) 85,408
11,300 Chubu Electric Power Co., Inc.
(Utilities) 139,650
9,983 Chugai Pharmaceutical Co. Ltd.
(Health Care) 352,361
2,205 Coca-Cola Bottlers Japan
Holdings, Inc. (Consumer
Staples) 30,211
17,503 Concordia Financial Group Ltd.
(Financials) 82,155
299 Cosmos Pharmaceutical Corp.
(Consumer Staples) 31,652
6,494 CyberAgent, Inc.
(Communication Services) 39,297
3,708 Dai Nippon Printing Co. Ltd.
(Industrials) 104,166
5,338 Daifuku Co. Ltd. (Industrials) 100,488
15,067 Dai-ichi Life Holdings, Inc.
(Financials) 314,008
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
29,915 Daiichi Sankyo Co. Ltd. (Health
Care) $ 809,416
4,245 Daikin Industries Ltd.
(Industrials) 636,169
936 Daito Trust Construction Co.
Ltd. (Real Estate) 103,202
9,676 Daiwa House Industry Co. Ltd.
(Real Estate) 274,830
35 Daiwa House REIT Investment
Corp. REIT (Real Estate) 62,455
22,331 Daiwa Securities Group, Inc.
(Financials) 144,317
27,803 Denso Corp. (Consumer
Discretionary) 435,189
3,104 Dentsu Group, Inc.
(Communication Services) 83,671
1,391 Disco Corp. (Information
Technology) 301,939
5,689 East Japan Railway Co.
(Industrials) 307,664
1,450 Ebara Corp. (Industrials) 82,105
4,414 Eisai Co. Ltd. (Health Care) 229,068
2,639 Electric Power Development Co.
Ltd. (Utilities) 41,013
43,421 ENEOS Holdings, Inc. (Energy) 171,646
14,684 FANUC Corp. (Industrials) 408,631
2,607 Fast Retailing Co. Ltd.
(Consumer Discretionary) 661,118
2,125 Fuji Electric Co. Ltd.
(Industrials) 89,134
4,772 FUJIFILM Holdings Corp.
(Information Technology) 279,538
2,967 Fujitsu Ltd. (Information
Technology) 423,871
2,874 Fukuoka Financial Group, Inc.
(Financials) 66,740
75 GLP J REIT (Real Estate) 70,873
690 GMO Payment Gateway, Inc.
(Financials) 40,639
3,436 Hakuhodo DY Holdings, Inc.
(Communication Services) 25,927
2,194 Hamamatsu Photonics KK
(Information Technology) 86,908
3,686 Hankyu Hanshin Holdings, Inc.
(Industrials) 111,476
4,000 Haseko Corp. (Consumer
Discretionary) 49,203
301 Hikari Tsushin, Inc. (Industrials) 46,809
460 Hirose Electric Co. Ltd.
(Information Technology) 51,497
1,125 Hisamitsu Pharmaceutical Co.,
Inc. (Health Care) 35,142
1,623 Hitachi Construction Machinery
Co. Ltd. (Industrials) 42,102
14,306 Hitachi Ltd. (Industrials) 995,280
79,432 Honda Motor Co. Ltd.
(Consumer Discretionary) 810,788
1,700 Hoshizaki Corp. (Industrials) 54,150
5,408 Hoya Corp. (Health Care) 609,628

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
7,923 Hulic Co. Ltd. (Real Estate) $ 78,675
1,944 Ibiden Co. Ltd. (Information
Technology) 92,982
3,699 Idemitsu Kosan Co. Ltd.
(Energy) 101,486
2,302 IHI Corp. (Industrials) 44,472
2,496 Iida Group Holdings Co. Ltd.
(Consumer Discretionary) 37,313
14,562 Inpex Corp. (Energy) 205,869
5,324 Isetan Mitsukoshi Holdings Ltd.
(Consumer Discretionary) 60,178
9,425 Isuzu Motors Ltd. (Consumer
Discretionary) 124,670
873 Ito En Ltd. (Consumer Staples) 26,544
19,397 ITOCHU Corp. (Industrials) 752,866
1,336 Itochu Techno-Solutions Corp.
(Information Technology) 38,995
3,916 J Front Retailing Co. Ltd.
(Consumer Discretionary) 35,879
6,703 Japan Airlines Co. Ltd.
(Industrials) 127,454
8,253 Japan Exchange Group, Inc.
(Financials) 168,538
109 Japan Metropolitan Fund Invest
REIT (Real Estate) 72,625
6,054 Japan Post Bank Co. Ltd.
(Financials) 59,768
32,973 Japan Post Holdings Co. Ltd.
(Financials) 290,955
2,868 Japan Post Insurance Co. Ltd.
(Financials) 53,641
17,299 Japan Tobacco, Inc. (Consumer
Staples) 444,776
8,271 JFE Holdings, Inc. (Materials) 121,966
3,536 JGC Holdings Corp.
(Industrials) 39,741
3,142 JSR Corp. (Materials) 86,480
3,518 JTEKT Corp. (Consumer
Discretionary) 32,257
6,906 Kajima Corp. (Industrials) 109,148
11,444 Kansai Electric Power Co., Inc.
(The) (Utilities) 152,576
3,066 Kansai Paint Co. Ltd.
(Materials) 46,705
7,053 Kao Corp. (Consumer Staples) 271,748
2,456 Kawasaki Heavy Industries Ltd.
(Industrials) 55,870
1,983 Kawasaki Kisen Kaisha Ltd.
(Industrials) 69,603
24,048 KDDI Corp. (Communication
Services) 752,339
1,684 Keihan Holdings Co. Ltd.
(Industrials) 42,056
4,083 Keikyu Corp. (Industrials) 34,855
1,726 Keio Corp. (Industrials) 49,771
2,465 Keisei Electric Railway Co. Ltd.
(Industrials) 99,377
1,619 Kewpie Corp. (Consumer
Staples) 28,255
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,870 Keyence Corp. (Information
Technology) $ 1,229,847
2,400 Kikkoman Corp. (Consumer
Staples) 147,164
2,951 Kintetsu Group Holdings Co.
Ltd. (Industrials) 82,760
12,733 Kirin Holdings Co. Ltd.
(Consumer Staples) 179,753
796 Kobayashi Pharmaceutical Co.
Ltd. (Consumer Staples) 36,721
2,220 Kobe Bussan Co. Ltd.
(Consumer Staples) 58,625
1,777 Koei Tecmo Holdings Co. Ltd.
(Communication Services) 21,762
3,764 Koito Manufacturing Co. Ltd.
(Consumer Discretionary) 56,943
13,992 Komatsu Ltd. (Industrials) 357,005
1,493 Konami Group Corp.
(Communication Services) 73,875
526 Kose Corp. (Consumer Staples) 37,235
16,592 Kubota Corp. (Industrials) 237,822
5,096 Kuraray Co. Ltd. (Materials) 51,861
1,767 Kurita Water Industries Ltd.
(Industrials) 62,607
5,194 Kyocera Corp. (Information
Technology) 287,746
3,907 Kyowa Kirin Co. Ltd. (Health
Care) 64,405
7,259 Kyushu Electric Power Co., Inc.
(Utilities)* 48,640
2,207 Kyushu Railway Co.
(Industrials) 46,145
1,224 Lasertec Corp. (Information
Technology) 273,555
701 Lawson, Inc. (Consumer
Staples) 34,714
4,004 Lion Corp. (Consumer Staples) 35,047
4,372 Lixil Corp. (Industrials) 53,395
40,808 LY Corp. (Communication
Services) 118,862
6,383 M3, Inc. (Health Care) 105,588
3,808 Makita Corp. (Industrials) 101,076
26,177 Marubeni Corp. (Industrials) 408,498
2,792 Marui Group Co. Ltd.
(Financials) 44,656
5,546 MatsukiyoCocokara & Co.
(Consumer Staples) 95,794
8,981 Mazda Motor Corp. (Consumer
Discretionary) 95,894
1,340 McDonald's Holdings Co. Japan
Ltd. (Consumer Discretionary) 57,195
16,621 Mebuki Financial Group, Inc.
(Financials) 50,031
2,882 Medipal Holdings Corp. (Health
Care) 45,618
4,138 MEIJI Holdings Co. Ltd.
(Consumer Staples) 95,812
1,714 Mercari, Inc. (Consumer
Discretionary)* 32,805

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
6,044 MINEBEA MITSUMI, Inc.
(Industrials) $ 115,005
4,471 MISUMI Group, Inc.
(Industrials) 72,584
22,238 Mitsubishi Chemical Group
Corp. (Materials) 145,686
19,167 Mitsubishi Corp. (Industrials) 892,779
30,591 Mitsubishi Electric Corp.
(Industrials) 415,716
17,694 Mitsubishi Estate Co. Ltd. (Real
Estate) 238,956
2,846 Mitsubishi Gas Chemical Co.,
Inc. (Materials) 45,000
12,993 Mitsubishi HC Capital, Inc.
(Financials) 84,760
5,048 Mitsubishi Heavy Industries
Ltd. (Industrials) 282,321
10,187 Mitsubishi Motors Corp.
(Consumer Discretionary) 33,172
178,500 Mitsubishi UFJ Financial
Group, Inc. (Financials) 1,515,321
23,337 Mitsui & Co. Ltd. (Industrials) 851,173
2,791 Mitsui Chemicals, Inc.
(Materials) 81,709
14,185 Mitsui Fudosan Co. Ltd. (Real
Estate) 333,144
5,640 Mitsui OSK Lines Ltd.
(Industrials) 154,930
1,585 Miura Co. Ltd. (Industrials) 30,728
39,391 Mizuho Financial Group, Inc.
(Financials) 669,329
3,878 MonotaRO Co. Ltd.
(Industrials) 39,164
6,640 MS&AD Insurance Group
Holdings, Inc. (Financials) 248,514
28,875 Murata Manufacturing Co. Ltd.
(Information Technology) 563,203
3,088 Nagoya Railroad Co. Ltd.
(Industrials) 45,212
3,964 NEC Corp. (Information
Technology) 220,945
6,956 Nexon Co. Ltd.
(Communication Services) 150,474
4,543 NGK Insulators Ltd.
(Industrials) 55,437
1,523 NH Foods Ltd. (Consumer
Staples) 45,267
1,993 Nichirei Corp. (Consumer
Staples) 43,464
7,487 NIDEC Corp. (Industrials) 283,811
5,115 Nikon Corp. (Consumer
Discretionary) 49,287
17,967 Nintendo Co. Ltd.
(Communication Services) 840,044
25 Nippon Building Fund, Inc.
REIT (Real Estate) 105,016
1,298 NIPPON EXPRESS
HOLDINGS, Inc. (Industrials) 70,864
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
13,883 Nippon Paint Holdings Co. Ltd.
(Materials) $ 103,722
35 Nippon Prologis REIT, Inc.
REIT (Real Estate) 66,385
2,931 Nippon Sanso Holdings Corp.
(Materials) 76,985
957 Nippon Shinyaku Co. Ltd.
(Health Care) 34,510
13,324 Nippon Steel Corp. (Materials) 311,571
836,798 Nippon Telegraph & Telephone
Corp. (Communication
Services) 979,807
2,543 Nippon Television Holdings,
Inc. (Communication Services) 24,787
7,713 Nippon Yusen KK (Industrials) 207,336
2,038 Nissan Chemical Corp.
(Materials) 74,346
34,325 Nissan Motor Co. Ltd.
(Consumer Discretionary) 135,340
4,014 Nisshin Seifun Group, Inc.
(Consumer Staples) 55,621
949 Nissin Foods Holdings Co. Ltd.
(Consumer Staples) 94,139
3,018 Niterra Co. Ltd. (Consumer
Discretionary) 70,083
1,277 Nitori Holdings Co. Ltd.
(Consumer Discretionary) 147,364
2,310 Nitto Denko Corp. (Materials) 164,302
47,060 Nomura Holdings, Inc.
(Financials) 193,320
1,622 Nomura Real Estate Holdings,
Inc. (Real Estate) 39,542
67 Nomura Real Estate Master
Fund, Inc. REIT (Real Estate) 76,955
6,061 Nomura Research Institute Ltd.
(Information Technology) 170,225
7,628 NSK Ltd. (Industrials) 39,994
9,687 NTT Data Group Corp.
(Information Technology) 117,750
10,792 Obayashi Corp. (Industrials) 91,068
452 OBIC Business Consultants Co.
Ltd. (Information Technology) 20,665
1,016 Obic Co. Ltd. (Information
Technology) 155,972
4,986 Odakyu Electric Railway Co.
Ltd. (Industrials) 70,135
14,587 Oji Holdings Corp. (Materials) 54,190
19,573 Olympus Corp. (Health Care) 286,773
2,924 Omron Corp. (Information
Technology) 122,609
6,864 Ono Pharmaceutical Co. Ltd.
(Health Care) 126,336
1,176 Open House Group Co. Ltd.
(Consumer Discretionary) 32,837
523 Oracle Corp. Japan (Information
Technology) 40,454
17,194 Oriental Land Co. Ltd.
(Consumer Discretionary) 584,434
17,943 ORIX Corp. (Financials) 327,522

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
43 Orix JREIT, Inc. REIT (Real
Estate) $ 50,727
6,412 Osaka Gas Co. Ltd. (Utilities) 124,913
1,726 Otsuka Corp. (Information
Technology) 70,460
6,911 Otsuka Holdings Co. Ltd.
(Health Care) 265,950
5,963 Pan Pacific International
Holdings Corp. (Consumer
Discretionary) 129,235
34,673 Panasonic Holdings Corp.
(Consumer Discretionary) 358,844
28,920 Persol Holdings Co. Ltd.
(Industrials) 49,845
1,297 Pola Orbis Holdings, Inc.
(Consumer Staples) 13,673
1,364 Rakus Co. Ltd. (Information
Technology) 24,589
22,162 Rakuten Group, Inc. (Consumer
Discretionary) 87,802
22,473 Recruit Holdings Co. Ltd.
(Industrials) 836,837
18,832 Renesas Electronics Corp.
(Information Technology)* 331,648
37,048 Resona Holdings, Inc.
(Financials) 192,589
2,779 Resonac Holdings Corp.
(Materials) 51,882
8,888 Ricoh Co. Ltd. (Information
Technology) 72,566
1,711 Rinnai Corp. (Consumer
Discretionary) 34,779
5,481 Rohm Co. Ltd. (Information
Technology) 104,756
3,092 Rohto Pharmaceutical Co. Ltd.
(Consumer Staples) 64,628
4,043 Ryohin Keikaku Co. Ltd.
(Consumer Discretionary) 63,899
5,724 Santen Pharmaceutical Co. Ltd.
(Health Care) 54,168
3,791 SBI Holdings, Inc. (Financials) 82,239
1,464 SCREEN Holdings Co. Ltd.
(Information Technology) 106,655
2,252 SCSK Corp. (Information
Technology) 41,495
3,242 Secom Co. Ltd. (Industrials) 225,768
2,430 Sega Sammy Holdings, Inc.
(Consumer Discretionary) 35,299
3,503 Seibu Holdings, Inc.
(Industrials) 42,284
4,320 Seiko Epson Corp. (Information
Technology) 64,229
5,888 Sekisui Chemical Co. Ltd.
(Consumer Discretionary) 83,659
9,321 Sekisui House Ltd. (Consumer
Discretionary) 190,979
11,911 Seven & i Holdings Co. Ltd.
(Consumer Staples) 442,730
9,516 Seven Bank Ltd. (Financials) 19,330
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
7,069 SG Holdings Co. Ltd.
(Industrials) $ 102,208
4,355 Sharp Corp. (Consumer
Discretionary)* 27,267
4,279 Shimadzu Corp. (Information
Technology) 111,002
371 Shimamura Co. Ltd. (Consumer
Discretionary) 41,546
1,225 Shimano, Inc. (Consumer
Discretionary) 188,554
8,517 Shimizu Corp. (Industrials) 55,975
30,594 Shin-Etsu Chemical Co. Ltd.
(Materials) 1,078,607
1,000 Shinko Electric Industries Co.
Ltd. (Information Technology) 37,332
4,579 Shionogi & Co. Ltd. (Health
Care) 216,135
6,112 Shiseido Co. Ltd. (Consumer
Staples) 163,968
8,615 Shizuoka Financial Group, Inc.
(Financials) 69,696
879 SMC Corp. (Industrials) 442,666
43,642 SoftBank Corp.
(Communication Services) 530,931
15,226 SoftBank Group Corp.
(Communication Services) 620,019
5,562 Sohgo Security Services Co.
Ltd. (Industrials) 32,235
3,488 Sojitz Corp. (Industrials) 77,695
5,081 Sompo Holdings, Inc.
(Financials) 232,234
19,232 Sony Group Corp. (Consumer
Discretionary) 1,667,766
1,384 Square Enix Holdings Co. Ltd.
(Communication Services) 48,045
2,344 Stanley Electric Co. Ltd.
(Consumer Discretionary) 43,381
9,578 Subaru Corp. (Consumer
Discretionary) 169,811
536 Sugi Holdings Co. Ltd.
(Consumer Staples) 23,255
5,347 SUMCO Corp. (Information
Technology) 80,168
22,488 Sumitomo Chemical Co. Ltd.
(Materials) 57,424
18,376 Sumitomo Corp. (Industrials) 385,332
11,383 Sumitomo Electric Industries
Ltd. (Consumer Discretionary) 141,214
1,800 Sumitomo Heavy Industries
Ltd. (Industrials) 42,968
4,000 Sumitomo Metal Mining Co.
Ltd. (Materials) 116,129
20,406 Sumitomo Mitsui Financial
Group, Inc. (Financials) 1,001,838
5,191 Sumitomo Mitsui Trust
Holdings, Inc. (Financials) 195,196
6,641 Sumitomo Realty &
Development Co. Ltd. (Real
Estate) 187,503

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
2,750 Sumitomo Rubber Industries
Ltd. (Consumer Discretionary) $ 31,800
1,066 Sundrug Co. Ltd. (Consumer
Staples) 32,268
1,967 Suntory Beverage & Food Ltd.
(Consumer Staples) 61,843
6,196 Suzuki Motor Corp. (Consumer
Discretionary) 252,350
2,478 Sysmex Corp. (Health Care) 137,129
8,432 T&D Holdings, Inc. (Financials) 124,710
2,604 Taisei Corp. (Industrials) 88,617
764 Taisho Pharmaceutical Holdings
Co. Ltd. (Health Care) 44,904
1,928 Taiyo Yuden Co. Ltd.
(Information Technology) 50,001
23,840 Takeda Pharmaceutical Co. Ltd.
(Health Care) 671,651
2,115 TBS Holdings, Inc.
(Communication Services) 39,293
5,922 TDK Corp. (Information
Technology) 275,200
11,210 Terumo Corp. (Health Care) 357,755
1,927 THK Co. Ltd. (Industrials) 38,498
3,701 TIS, Inc. (Information
Technology) 78,283
3,259 Tobu Railway Co. Ltd.
(Industrials) 80,574
147 Toei Animation Co. Ltd.
(Communication Services) 15,283
1,692 Toho Co. Ltd. (Communication
Services) 58,725
7,247 Tohoku Electric Power Co., Inc.
(Utilities) 46,418
29,692 Tokio Marine Holdings, Inc.
(Financials) 732,685
644 Tokyo Century Corp.
(Financials) 25,667
23,264 Tokyo Electric Power Co.
Holdings, Inc. (Utilities)* 99,281
7,060 Tokyo Electron Ltd.
(Information Technology) 1,147,337
6,446 Tokyo Gas Co. Ltd. (Utilities) 149,426
8,596 Tokyu Corp. (Industrials) 100,912
9,338 Tokyu Fudosan Holdings Corp.
(Real Estate) 57,733
4,058 TOPPAN Holdings, Inc.
(Industrials) 95,085
23,608 Toray Industries, Inc.
(Materials) 122,499
6,505 Toshiba Corp. (Industrials)* 202,408
4,708 Tosoh Corp. (Materials) 62,642
2,399 TOTO Ltd. (Industrials) 61,616
1,434 Toyo Suisan Kaisha Ltd.
(Consumer Staples) 76,339
1,142 Toyota Boshoku Corp.
(Consumer Discretionary) 19,698
2,593 Toyota Industries Corp.
(Industrials) 223,019
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
177,746 Toyota Motor Corp. (Consumer
Discretionary) $ 3,359,903
3,637 Toyota Tsusho Corp.
(Industrials) 201,488
2,065 Trend Micro, Inc. (Information
Technology) 104,958
594 Tsuruha Holdings, Inc.
(Consumer Staples) 49,984
6,451 Unicharm Corp. (Consumer
Staples) 207,841
48 United Urban Investment Corp.
REIT (Real Estate) 47,079
3,115 USS Co. Ltd. (Consumer
Discretionary) 60,958
1,444 Welcia Holdings Co. Ltd.
(Consumer Staples) 25,240
3,712 West Japan Railway Co.
(Industrials) 146,813
328 Workman Co. Ltd. (Consumer
Discretionary) 10,250
4,144 Yakult Honsha Co. Ltd.
(Consumer Staples) 92,587
10,198 Yamada Holdings Co. Ltd.
(Consumer Discretionary) 29,559
2,548 Yamaha Corp. (Consumer
Discretionary) 59,652
4,773 Yamaha Motor Co. Ltd.
(Consumer Discretionary) 121,944
4,809 Yamato Holdings Co. Ltd.
(Industrials) 85,504
2,081 Yamazaki Baking Co. Ltd.
(Consumer Staples) 45,537
4,087 Yaskawa Electric Corp.
(Industrials) 156,834
3,761 Yokogawa Electric Corp.
(Information Technology) 71,259
2,063 Yokohama Rubber Co. Ltd.
(The) (Consumer Discretionary) 45,897
1,335 Zensho Holdings Co. Ltd.
(Consumer Discretionary) 74,175
1,837 ZOZO, Inc. (Consumer
Discretionary) 38,831
60,463,303
Jordan – 0.0%
2,478 Hikma Pharmaceuticals PLC
(Health Care) 54,067
Kuwait – 0.2%
23,581 Agility Public Warehousing Co.
KSC (Industrials)* 41,243
20,420 Boubyan Bank KSCP
(Financials) 38,558
34,215 Gulf Bank KSCP (Financials) 28,037
161,245 Kuwait Finance House KSCP
(Financials) 365,054
9,930 Mabanee Co KPSC (Real
Estate) 26,952

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Kuwait – (continued)
32,962 Mobile Telecommunications
Co. KSCP (Communication
Services) $ 52,205
116,529 National Bank of Kuwait SAKP
(Financials) 334,018
886,067
Luxembourg – 0.1%
7,159 ArcelorMittal (Materials) 180,360
2,024 Eurofins Scientific SE (Health
Care) 117,839
2,125 Reinet Investments SCA
(Financials) 49,620
347,819
Macau – 0.1%
29,026 Galaxy Entertainment Group
Ltd. (Consumer Discretionary) 150,142
37,857 Sands China Ltd. (Consumer
Discretionary)* 92,870
243,012
Mexico – 0.8%
75,717 Alfa SAB de CV, Class A
(Industrials) 55,225
502,777 America Movil SAB de CV,
Series B (Communication
Services) 454,689
7,327 Arca Continental SAB de CV
(Consumer Staples) 74,803
27,613 Becle SAB de CV (Consumer
Staples) 46,828
236,007 Cemex SAB de CV, Series CPO
(Materials)* 163,982
8,253 Coca-Cola Femsa SAB de CV
(Consumer Staples) 69,353
3,102 El Puerto de Liverpool SAB de
CV (Consumer Discretionary) 18,064
44,971 Fibra Uno Administracion SA
de CV REIT (Real Estate) 72,356
33,742 Fomento Economico Mexicano
SAB de CV (Consumer Staples) 429,032
2,896 Fresnillo PLC (Materials) 21,367
2,841 Gruma SAB de CV, Class B
(Consumer Staples) 52,641
5,953 Grupo Aeroportuario del
Pacifico SAB de CV, Class B
(Industrials) 90,661
2,858 Grupo Aeroportuario del
Sureste SAB de CV, Class B
(Industrials) 67,466
21,251 Grupo Bimbo SAB de CV,
Series A (Consumer Staples) 107,212
7,682 Grupo Carso SAB de CV, Series
A1 (Industrials) 70,565
7,099 Grupo Comercial Chedraui SA
de CV (Consumer Staples) 41,728
813 Grupo Elektra SAB DE CV
(Financials) 55,475
45,019 Grupo Financiero Banorte SAB
de CV, Class O (Financials) 418,560
Shares Description Value
a
Common Stocks – (continued)
Mexico – (continued)
30,771 Grupo Financiero Inbursa SAB
de CV, Class O (Financials)* $ 75,194
48,760 Grupo Mexico SAB de CV,
Series B (Materials) 223,457
2,948 Industrias Penoles SAB de CV
(Materials)* 43,232
25,152 Kimberly-Clark de Mexico
SAB de CV, Class A (Consumer
Staples) 50,879
14,308 Orbia Advance Corp. SAB de
CV (Materials) 30,549
77,779 Wal-Mart de Mexico SAB de
CV (Consumer Staples) 304,866
3,038,184
Netherlands – 3.0%
469 Adyen NV (Financials)*
(a)
548,059
2,663 Akzo Nobel NV (Materials) 204,729
873 Argenx SE ADR (Health Care)* 393,383
718 ASM International NV
(Information Technology) 368,751
6,161 ASML Holding NV
(Information Technology) 4,187,974
1,553 EXOR NV (Financials) 151,317
1,411 HAL Trust (Financials) 179,203
1,730 Heineken Holding NV
(Consumer Staples) 134,586
4,487 Heineken NV (Consumer
Staples) 410,755
54,883 ING Groep NV (Financials) 771,171
1,443 JDE Peet’s NV (Consumer
Staples) 38,763
14,982 Koninklijke Ahold Delhaize NV
(Consumer Staples) 434,173
51,666 Koninklijke KPN NV
(Communication Services) 177,405
12,318 Koninklijke Philips NV (Health
Care)* 252,272
104,484 Shell PLC (Energy) 3,386,153
11,999 Universal Music Group NV
(Communication Services) 317,353
3,874 Wolters Kluwer NV
(Industrials) 533,860
12,489,907
New Zealand – 0.2%
10,612 a2 Milk Co. Ltd. (The)
(Consumer Staples)* 27,201
18,837 Auckland International Airport
Ltd. (Industrials) 92,147
12,181 Contact Energy Ltd. (Utilities) 58,609
8,563 Fisher & Paykel Healthcare
Corp. Ltd. (Health Care) 124,607
12,677 Infratil Ltd. (Industrials) 76,342
1,301 Mainfreight Ltd. (Industrials) 54,240
10,245 Mercury NZ Ltd. (Utilities) 39,422
19,873 Meridian Energy Ltd. (Utilities) 64,012
9,420 Ryman Healthcare Ltd. (Health
Care) 31,419

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
New Zealand – (continued)
28,514 Spark New Zealand Ltd.
(Communication Services) $ 91,317
1,983 Xero Ltd. (Information
Technology)* 135,493
794,809
Norway – 0.4%
348 Aker ASA, Class A (Industrials) 21,841
4,790 Aker BP ASA (Energy) 137,806
11,580 AutoStore Holdings Ltd.
(Industrials)*
(a)
19,279
13,873 DNB Bank ASA (Financials) 265,264
13,670 Equinor ASA (Energy) 441,471
2,246 Frontline PLC (Energy) 44,362
2,845 Gjensidige Forsikring ASA
(Financials) 48,064
1,313 Kongsberg Gruppen ASA
(Industrials) 56,570
4,215 Leroy Seafood Group ASA
(Consumer Staples) 16,526
6,912 Mowi ASA (Consumer Staples) 123,314
2,590 Nordic Semiconductor ASA
(Information Technology)* 23,692
20,399 Norsk Hydro ASA (Materials) 118,812
12,413 Orkla ASA (Consumer Staples) 91,714
1,021 Salmar ASA (Consumer
Staples) 56,152
1,076 Schibsted ASA, Class A
(Communication Services) 26,564
1,499 Schibsted ASA, Class B
(Communication Services) 34,767
1,132 Seadrill Ltd. (Energy)* 50,463
2,673 SpareBank 1 SR-Bank ASA
(Financials) 29,461
6,830 Storebrand ASA (Financials) 59,120
10,051 Telenor ASA (Communication
Services) 108,447
3,665 TOMRA Systems ASA
(Industrials) 36,144
6,121 Var Energi ASA (Energy) 19,666
1,594 Wallenius Wilhelmsen ASA
(Industrials) 13,945
1,843,444
Philippines – 0.2%
138,710 ACEN Corp. (Utilities) 11,999
3,896 Ayala Corp. (Industrials) 46,620
94,039 Ayala Land, Inc. (Real Estate) 52,875
31,080 Bank of the Philippine Islands
(Financials) 57,858
33,093 BDO Unibank, Inc. (Financials) 79,617
12,771 International Container
Terminal Services, Inc.
(Industrials) 49,666
47,012 JG Summit Holdings, Inc.
(Industrials) 32,618
7,035 Jollibee Foods Corp. (Consumer
Discretionary) 28,728
4,630 Manila Electric Co. (Utilities) 30,038
Shares Description Value
a
Common Stocks – (continued)
Philippines – (continued)
28,267 Metropolitan Bank & Trust Co.
(Financials) $ 25,445
1,358 PLDT, Inc. (Communication
Services) 31,521
7,633 SM Investments Corp.
(Industrials) 112,659
179,025 SM Prime Holdings, Inc. (Real
Estate) 104,208
13,692 Universal Robina Corp.
(Consumer Staples) 27,882
691,734
Poland – 0.2%
7,380 Allegro.eu SA (Consumer
Discretionary)*
(a)
53,525
2,754 Bank Pekao SA (Financials) 97,005
199 Budimex SA (Industrials) 27,679
1,086 CD Projekt SA (Communication
Services)
(b)
29,625
3,815 Cyfrowy Polsat SA
(Communication Services)* 12,267
752 Dino Polska SA (Consumer
Staples)*
(a)
84,015
2,725 InPost SA (Industrials)* 32,200
2,144 KGHM Polska Miedz SA
(Materials) 61,952
206 mBank SA (Financials)* 29,127
9,082 ORLEN SA (Energy) 134,378
13,796 PGE Polska Grupa
Energetyczna SA (Utilities)* 29,070
13,392 Powszechna Kasa Oszczednosci
Bank Polski SA (Financials)* 159,519
8,874 Powszechny Zaklad
Ubezpieczen SA (Financials) 101,411
523 Santander Bank Polska SA
(Financials)* 65,115
916,888
Portugal – 0.1%
115,090 Banco Comercial Portugues SA,
Class R (Financials)* 38,702
43,787 EDP – Energias de Portugal SA
(Utilities) 209,593
7,438 Galp Energia SGPS SA
(Energy) 110,819
4,291 Jeronimo Martins SGPS SA
(Consumer Staples) 106,279
3,356 Navigator Co SA (The)
(Materials) 13,805
479,198
Qatar – 0.2%
52,917 Commercial Bank PSQC (The)
(Financials) 77,464
27,421 Dukhan Bank (Financials) 29,085
31,020 Industries Qatar QSC
(Industrials) 106,495
108,366 Masraf Al Rayan QSC
(Financials) 73,990
68,200 Mesaieed Petrochemical
Holding Co. (Materials) 31,450

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Qatar – (continued)
10,984 Ooredoo QPSC
(Communication Services) $ 31,042
7,646 Qatar Electricity & Water Co.
QSC (Utilities) 35,448
9,201 Qatar Fuel QSC (Energy) 40,231
55,501 Qatar Gas Transport Co. Ltd.
(Energy) 49,388
17,452 Qatar International Islamic
Bank QSC (Financials) 48,076
25,614 Qatar Islamic Bank (Financials) 133,663
69,320 Qatar National Bank QPSC
(Financials) 298,908
955,240
Saudi Arabia – 1.1%
2,077 ACWA Power Co. (Utilities) 126,785
2,002 Advanced Petrochemical Co.
(Materials) 19,959
30,601 Al Rajhi Bank (Financials) 623,195
15,300 Alinma Bank (Financials) 146,006
3,863 Almarai Co. JSC (Consumer
Staples) 57,458
10,457 Arab National Bank (Financials) 66,898
396 Arabian Internet &
Co.mmunications Services Co.
(Information Technology) 32,871
7,699 Bank AlBilad (Financials) 78,498
9,221 Banque Saudi Fransi
(Financials) 91,927
1,165 Bupa Arabia for Cooperative
Insurance Co. (Financials) 61,922
1,148 Co. for Cooperative Insurance
(The) (Financials) 37,700
1,320 Dr Sulaiman Al Habib Medical
Services Group Co. (Health
Care) 99,224
412 Elm Co. (Information
Technology) 81,774
5,928 Etihad Etisalat Co.
(Communication Services) 73,004
9,240 Jarir Marketing Co. (Consumer
Discretionary) 35,911
1,492 Mouwasat Medical Services Co.
(Health Care) 44,782
612 Nahdi Medical Co. (Consumer
Staples) 22,154
6,564 Rabigh Refining &
Petrochemical Co. (Energy)* 19,072
22,951 Riyad Bank (Financials) 163,346
3,642 SABIC Agri-Nutrients Co.
(Materials) 133,584
5,646 Sahara International
Petrochemical Co. (Materials) 48,687
18,911 Saudi Arabian Mining Co.
(Materials)* 200,880
68,387 Saudi Arabian Oil Co.
(Energy)
(a)
605,211
796 Saudi Aramco Base Oil Co.
(Materials) 29,111
15,633 Saudi Awwal Bank (Financials) 144,808
Shares Description Value
a
Common Stocks – (continued)
Saudi Arabia – (continued)
14,052 Saudi Basic Industries Corp.
(Materials) $ 296,659
12,284 Saudi Electricity Co. (Utilities) 59,136
5,811 Saudi Industrial Investment
Group (Materials) 34,883
11,549 Saudi Kayan Petrochemical Co.
(Materials)* 34,849
45,902 Saudi National Bank (The)
(Financials) 427,636
749 Saudi Tadawul Group Holding
Co. (Financials) 36,497
28,103 Saudi Telecom Co.
(Communication Services) 288,034
4,112 Savola Group (The) (Consumer
Staples) 41,103
4,330 Yanbu National Petrochemical
Co. (Materials) 43,456
4,307,020
Singapore – 0.9%
55,425 CapitaLand Ascendas REIT
REIT (Real Estate) 117,943
70,935 CapitaLand Integrated
Commercial Trust REIT (Real
Estate) 96,734
37,474 CapitaLand Investment Ltd.
(Real Estate) 85,079
6,930 City Developments Ltd. (Real
Estate) 32,505
28,539 DBS Group Holdings Ltd.
(Financials) 678,726
43,743 Frasers Logistics & Commercial
Trust REIT (Real Estate) 36,382
89,085 Genting Singapore Ltd.
(Consumer Discretionary) 61,077
28,930 Grab Holdings Ltd., Class A
(Industrials)* 87,947
3,557 Hafnia Ltd. (Energy) 21,879
1,489 Jardine Cycle & Carriage Ltd.
(Industrials) 31,820
4,357 Keppel REIT (Real Estate) 2,824
21,651 Keppel Corp. Ltd. (Industrials) 108,206
21,002 Keppel DC REIT (Real Estate) 28,955
32,078 Mapletree Industrial Trust REIT
(Real Estate) 54,801
51,404 Mapletree Logistics Trust REIT
(Real Estate) 62,011
35,834 Mapletree Pan Asia Commercial
Trust REIT (Real Estate) 36,785
14,065 Olam Group Ltd. (Consumer
Staples) 10,750
50,133 Oversea-Chinese Banking Corp.
Ltd. (Financials) 471,053
13,648 SATS Ltd. (Industrials)* 27,100
5,680 Sea Ltd. ADR (Communication
Services)* 205,730
1,007,749 Seatrium Ltd. (Industrials)* 79,285
14,087 Sembcorp Industries Ltd.
(Utilities) 54,254

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Singapore – (continued)
20,673 Singapore Airlines Ltd.
(Industrials) $ 98,207
12,771 Singapore Exchange Ltd.
(Financials) 90,237
23,853 Singapore Technologies
Engineering Ltd. (Industrials) 66,308
111,515 Singapore Telecommunications
Ltd. (Communication Services) 193,016
10,156 STMicroelectronics NV
(Information Technology) 481,534
20,879 United Overseas Bank Ltd.
(Financials) 425,840
8,254 UOL Group Ltd. (Real Estate) 36,489
4,248 Venture Corp. Ltd. (Information
Technology) 39,883
3,823,360
South Africa – 0.8%
11,979 Absa Group Ltd. (Financials) 109,840
1,673 African Rainbow Minerals Ltd.
(Materials) 16,043
875 Anglo American Platinum Ltd.
(Materials) 36,830
18,027 Anglo American PLC
(Materials) 488,832
5,636 Aspen Pharmacare Holdings
Ltd. (Health Care) 55,060
5,214 Bid Corp. Ltd. (Consumer
Staples) 113,709
5,331 Bidvest Group Ltd. (The)
(Industrials) 66,327
1,521 Capitec Bank Holdings Ltd.
(Financials) 157,374
3,801 Clicks Group Ltd. (Consumer
Staples) 59,199
8,355 Discovery Ltd. (Financials) 58,657
3,785 Exxaro Resources Ltd. (Energy) 37,501
78,121 FirstRand Ltd. (Financials) 277,979
13,734 Gold Fields Ltd. (Materials) 206,416
13,548 Impala Platinum Holdings Ltd.
(Materials) 54,785
3,306 Investec Ltd. (Financials) 21,014
881 Kumba Iron Ore Ltd.
(Materials) 27,535
26,250 MTN Group Ltd.
(Communication Services) 142,595
4,858 MultiChoice Group
(Communication Services)* 17,345
2,883 Naspers Ltd., Class N
(Consumer Discretionary)* 528,456
6,807 Nedbank Group Ltd.
(Financials) 76,799
5,169 Northam Platinum Holdings
Ltd. (Materials) 33,185
76,576 Old Mutual Ltd. (Financials) 46,471
13,279 OUTsurance Group Ltd.
(Financials) 29,081
25,116 Pepkor Holdings Ltd.
(Consumer Discretionary)
(a)
24,679
7,969 Remgro Ltd. (Financials) 61,065
Shares Description Value
a
Common Stocks – (continued)
South Africa – (continued)
25,675 Sanlam Ltd. (Financials) $ 92,010
9,072 Sasol Ltd. (Materials) 100,295
7,401 Shoprite Holdings Ltd.
(Consumer Staples) 100,431
43,956 Sibanye Stillwater Ltd.
(Materials) 48,247
21,088 Standard Bank Group Ltd.
(Financials) 222,809
9,306 Vodacom Group Ltd.
(Communication Services) 47,635
14,072 Woolworths Holdings Ltd.
(Consumer Discretionary) 50,125
3,408,329
South Korea – 3.3%
561 Alteogen, Inc. (Health Care)* 34,787
457 Amorepacific Corp. (Consumer
Staples) 45,801
395 AMOREPACIFIC Group
(Consumer Staples) 8,481
122 BGF retail Co. Ltd. (Consumer
Staples) 12,832
4,289 BNK Financial Group, Inc.
(Financials) 23,836
1,553 Celltrion Healthcare Co. Ltd.
(Health Care) 89,678
279 Celltrion Pharm, Inc. (Health
Care)* 17,322
1,705 Celltrion, Inc. (Health Care) 215,281
1,073 Cheil Worldwide, Inc.
(Communication Services) 16,276
69 Chunbo Co. Ltd. (Materials) 5,765
124 CJ CheilJedang Corp.
(Consumer Staples) 29,699
206 CJ Corp. (Industrials) 14,690
161 CJ ENM Co. Ltd.
(Communication Services)* 9,559
141 CJ Logistics Corp. (Industrials) 12,361
356 CosmoAM&T Co. Ltd.
(Information Technology)* 45,447
849 Coway Co. Ltd. (Consumer
Discretionary) 32,903
362 CS Wind Corp. (Industrials) 15,011
3,129 Daewoo Engineering &
Construction Co. Ltd.
(Industrials)* 11,253
556 DB HiTek Co. Ltd. (Information
Technology) 26,676
685 DB Insurance Co. Ltd.
(Financials) 44,440
3,120 Delivery Hero SE (Consumer
Discretionary)*
(a)
99,080
444 DL E&C Co. Ltd. (Industrials) 13,181
504 Dongsuh Cos., Inc. (Consumer
Staples) 7,161
769 Doosan Bobcat, Inc.
(Industrials) 27,180
109 Doosan Co. Ltd. (Industrials) 7,781
6,745 Doosan Enerbility Co. Ltd.
(Industrials)* 82,604

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
633 Doosan Fuel Cell Co. Ltd.
(Industrials)* $ 11,923
715 Ecopro BM Co. Ltd.
(Industrials) 151,851
303 Ecopro Co. Ltd. (Materials) 175,673
296 E-MART, Inc. (Consumer
Staples) 17,391
242 F&F Co. Ltd. (Consumer
Discretionary) 16,113
688 Fila Holdings Corp. (Consumer
Discretionary) 20,398
85 Green Cross Corp. (Health
Care) 7,550
1,007 GS Engineering & Construction
Corp. (Industrials) 12,652
702 GS Holdings Corp. (Industrials) 22,472
653 GS Retail Co. Ltd. (Consumer
Staples) 12,071
4,502 Hana Financial Group, Inc.
(Financials) 145,338
416 Hanjin Kal Corp. (Industrials) 17,380
1,075 Hankook Tire & Technology Co.
Ltd. (Consumer Discretionary) 37,787
98 Hanmi Pharm Co. Ltd. (Health
Care) 23,358
304 Hanmi Science Co. Ltd. (Health
Care) 8,436
660 Hanmi Semiconductor Co. Ltd.
(Information Technology) 32,536
2,515 Hanon Systems (Consumer
Discretionary) 14,133
144 Hansol Chemical Co. Ltd.
(Materials) 22,435
142 Hanssem Co. Ltd. (Consumer
Discretionary) 5,668
524 Hanwha Aerospace Co. Ltd.
(Industrials) 51,135
560 Hanwha Corp. (Industrials) 11,112
4,277 Hanwha Life Insurance Co. Ltd.
(Financials)* 9,166
3,076 Hanwha Ocean Co. Ltd.
(Industrials)* 65,089
1,625 Hanwha Solutions Corp.
(Materials)* 42,069
982 Hanwha Systems Co. Ltd.
(Industrials) 12,254
660 HD Hyundai Co. Ltd. (Energy) 30,848
300 HD Hyundai Heavy Industries
Co. Ltd. (Industrials)* 29,113
1,969 HD Hyundai Infracore Co. Ltd.
(Industrials) 11,919
700 HD Korea Shipbuilding &
Offshore Engineering Co. Ltd.
(Industrials)* 60,605
492 Hite Jinro Co. Ltd. (Consumer
Staples) 8,428
503 HL Mando Co. Ltd. (Consumer
Discretionary) 13,899
1,772 HLB, Inc. (Health Care)* 43,814
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
3,815 HMM Co. Ltd. (Industrials) $ 45,804
478 Hotel Shilla Co. Ltd. (Consumer
Discretionary) 24,305
96 Hugel, Inc. (Health Care)* 11,340
282 HYBE Co. Ltd.
(Communication Services)* 47,104
39 Hyosung Advanced Materials
Corp. (Materials) 11,925
38 Hyosung TNC Corp. (Materials) 11,237
104 Hyundai Autoever Corp.
(Information Technology) 14,913
211 Hyundai Department Store Co.
Ltd. (Consumer Discretionary) 8,308
330 Hyundai Elevator Co. Ltd.
(Industrials) 11,331
1,139 Hyundai Engineering &
Construction Co. Ltd.
(Industrials) 31,650
293 Hyundai Glovis Co. Ltd.
(Industrials) 39,448
912 Hyundai Marine & Fire
Insurance Co. Ltd. (Financials) 22,055
358 Hyundai Mipo Dockyard Co.
Ltd. (Industrials)* 22,504
973 Hyundai Mobis Co. Ltd.
(Consumer Discretionary) 172,706
2,115 Hyundai Motor Co. (Consumer
Discretionary) 302,131
1,136 Hyundai Rotem Co. Ltd.
(Industrials)* 23,378
1,312 Hyundai Steel Co. (Materials) 35,796
3,929 Industrial Bank of Korea
(Financials) 36,027
430 JYP Entertainment Corp.
(Communication Services) 31,996
4,714 Kakao Corp. (Communication
Services) 184,519
633 Kakao Games Corp.
(Communication Services)* 12,928
3,358 KakaoBank Corp. (Financials) 68,193
364 Kakaopay Corp. (Financials)* 13,006
1,798 Kangwon Land, Inc. (Consumer
Discretionary) 21,601
5,828 KB Financial Group, Inc.
(Financials) 236,707
65 KCC Corp. (Materials) 10,505
203 KEPCO Engineering &
Construction Co., Inc.
(Industrials) 9,630
341 KEPCO Plant Service
& Engineering Co. Ltd.
(Industrials) 9,198
3,858 Kia Corp. (Consumer
Discretionary) 256,871
220 KIWOOM Securities Co. Ltd.
(Financials) 15,739
1,103 Korea Aerospace Industries Ltd.
(Industrials) 39,626

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
4,035 Korea Electric Power Corp.
(Utilities)* $ 58,954
435 Korea Gas Corp. (Utilities)* 8,379
648 Korea Investment Holdings Co.
Ltd. (Financials) 30,086
143 Korea Zinc Co. Ltd. (Materials) 54,478
2,892 Korean Air Lines Co. Ltd.
(Industrials) 50,324
450 Krafton, Inc. (Communication
Services)* 74,294
999 KT Corp. (Communication
Services) 25,979
1,752 KT&G Corp. (Consumer
Staples) 119,774
459 Kum Yang Co. Ltd. (Materials)* 45,646
258 Kumho Petrochemical Co. Ltd.
(Materials) 25,597
385 L&F Co. Ltd. (Information
Technology) 52,610
155 LEENO Industrial, Inc.
(Information Technology) 24,004
734 LG Chem Ltd. (Materials) 285,032
1,389 LG Corp. (Industrials) 90,544
3,490 LG Display Co. Ltd.
(Information Technology)* 33,868
1,681 LG Electronics, Inc. (Consumer
Discretionary) 133,813
633 LG Energy Solution Ltd.
(Industrials)* 222,996
147 LG H&H Co. Ltd. (Consumer
Staples) 37,999
220 LG Innotek Co. Ltd.
(Information Technology) 40,584
3,362 LG Uplus Corp.
(Communication Services) 27,362
286 Lotte Chemical Corp.
(Materials) 34,183
425 Lotte Corp. (Industrials) 9,224
339 Lotte Energy Materials Corp.
(Information Technology) 11,824
172 Lotte Shopping Co. Ltd.
(Consumer Discretionary) 10,199
269 LS Corp. (Industrials) 17,660
1,643 Meritz Financial Group, Inc.
(Financials)* 70,679
3,882 Mirae Asset Securities Co. Ltd.
(Financials) 21,574
2,120 NAVER Corp. (Communication
Services) 341,790
215 NCSoft Corp. (Communication
Services) 43,662
339 Netmarble Corp.
(Communication Services)*
(a)
15,608
2,069 NH Investment & Securities Co.
Ltd. (Financials) 16,454
50 NongShim Co. Ltd. (Consumer
Staples) 15,715
199 OCI Holdings Co. Ltd.
(Materials) 15,239
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
349 Orion Corp. (Consumer Staples) $ 31,839
3,798 Pan Ocean Co. Ltd. (Industrials) 13,321
462 Pearl Abyss Corp.
(Communication Services)* 13,536
795 Posco DX Co. Ltd. (Information
Technology) 35,309
445 POSCO Future M Co. Ltd.
(Industrials) 111,927
1,113 POSCO Holdings, Inc.
(Materials) 416,679
806 Posco International Corp.
(Industrials) 35,735
281 S-1 Corp. (Industrials) 13,112
275 Samsung Biologics Co. Ltd.
(Health Care)*
(a)
154,536
1,260 Samsung C&T Corp.
(Industrials) 116,512
368 Samsung Card Co. Ltd.
(Financials) 9,413
862 Samsung Electro-Mechanics
Co. Ltd. (Information
Technology) 97,348
75,869 Samsung Electronics Co. Ltd.
(Information Technology) 4,281,102
2,437 Samsung Engineering Co. Ltd.
(Industrials)* 47,695
485 Samsung Fire & Marine
Insurance Co. Ltd. (Financials) 97,741
10,178 Samsung Heavy Industries Co.
Ltd. (Industrials)* 62,954
1,191 Samsung Life Insurance Co.
Ltd. (Financials) 64,620
801 Samsung SDI Co. Ltd.
(Information Technology) 293,045
571 Samsung SDS Co. Ltd.
(Information Technology) 74,531
975 Samsung Securities Co. Ltd.
(Financials) 29,624
568 SD Biosensor, Inc. (Health
Care) 5,001
7,034 Shinhan Financial Group Co.
Ltd. (Financials) 201,182
110 Shinsegae, Inc. (Consumer
Discretionary) 14,503
439 SK Biopharmaceuticals Co. Ltd.
(Health Care)* 29,297
373 SK Bioscience Co. Ltd. (Health
Care)* 19,660
154 SK Chemicals Co. Ltd.
(Materials) 7,675
8,395 SK Hynix, Inc. (Information
Technology) 871,287
421 SK IE Technology Co. Ltd.
(Materials)*
(a)
23,169
888 SK Innovation Co. Ltd.
(Energy)* 98,495
1,722 SK Networks Co. Ltd.
(Industrials) 7,568

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
South Korea – (continued)
1,554 SK Square Co. Ltd.
(Industrials)* $ 61,430
1,674 SK Telecom Co. Ltd.
(Communication Services) 67,731
560 SK, Inc. (Industrials) 71,012
291 SKC Co. Ltd. (Materials) 21,879
647 S-Oil Corp. (Energy) 34,202
66 Soulbrain Co. Ltd. (Materials) 14,170
1,732 SSANGYONG C&E Co. Ltd.
(Materials) 8,095
185 Studio Dragon Corp.
(Communication Services)* 7,758
287 Wemade Co. Ltd.
(Communication Services) 11,924
497 WONIK IPS Co. Ltd.
(Information Technology) 13,098
10,136 Woori Financial Group, Inc.
(Financials) 102,291
818 Yuhan Corp. (Health Care) 38,866
13,673,188
Spain – 1.5%
3,185 ACS Actividades de
Construccion y Servicios SA
(Industrials) 127,364
1,148 Aena SME SA (Industrials)
(a)
197,845
7,015 Amadeus IT Group SA
(Consumer Discretionary) 480,829
92,933 Banco Bilbao Vizcaya
Argentaria SA (Financials) 862,502
248,266 Banco Santander SA
(Financials) 1,029,627
58,940 CaixaBank SA (Financials) 265,662
8,888 Cellnex Telecom SA
(Communication Services)*
(a)
339,807
896 Corp ACCIONA Energias
Renovables SA (Utilities) 26,631
4,633 EDP Renovaveis SA (Utilities) 84,672
4,938 Endesa SA (Utilities) 103,366
4,637 Grifols SA (Health Care)* 65,596
90,243 Iberdrola SA (Utilities) 1,117,076
17,324 Industria de Diseno Textil SA
(Consumer Discretionary) 715,071
1,962 Naturgy Energy Group SA
(Utilities)
(b)
58,699
6,305 Redeia Corp. SA (Utilities) 105,805
19,933 Repsol SA (Energy) 305,355
80,646 Telefonica SA (Communication
Services) 347,924
6,233,831
Sweden – 2.0%
2,758 AAK AB (Consumer Staples) 56,061
3,752 AddTech AB, Class B
(Industrials) 69,856
4,402 Alfa Laval AB (Industrials) 164,421
15,158 Assa Abloy AB, Class B
(Industrials) 388,683
39,520 Atlas Copco AB, Class A
(Industrials) 610,591
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
23,480 Atlas Copco AB, Class B
(Industrials) $ 310,225
1,862 Avanza Bank Holding AB
(Financials) 36,551
1,653 Axfood AB (Consumer Staples) 41,266
5,870 Beijer Ref AB (Industrials) 65,036
4,195 Boliden AB (Materials) 112,052
6,344 Castellum AB (Real Estate) 77,583
3,283 Electrolux AB, Class B
(Consumer Discretionary)* 32,348
5,441 Elekta AB, Class B (Health
Care) 42,474
12,688 Embracer Group AB
(Communication Services)*
(b)
27,903
9,696 Epiroc AB, Class A (Industrials) 180,987
5,886 Epiroc AB, Class B (Industrials) 92,737
6,977 EQT AB (Financials) 164,790
9,407 Essity AB, Class B (Consumer
Staples) 235,650
2,790 Evolution AB (Consumer
Discretionary)
(a)
289,521
3,465 Fabege AB (Real Estate) 31,050
10,043 Fastighets AB Balder, Class B
(Real Estate)* 59,287
3,416 Getinge AB, Class B (Health
Care) 72,696
9,564 H & M Hennes & Mauritz
AB, Class B (Consumer
Discretionary) 153,242
30,114 Hexagon AB, Class B
(Information Technology) 301,460
1,424 Holmen AB, Class B (Materials) 59,779
6,027 Husqvarna AB, Class B
(Industrials) 46,082
2,439 Industrivarden AB, Class A
(Financials) 73,411
2,028 Industrivarden AB, Class C
(Financials) 61,118
4,196 Indutrade AB (Industrials) 92,098
2,118 Investment AB Latour, Class B
(Industrials) 47,478
7,488 Investor AB, Class A
(Financials) 153,992
28,318 Investor AB, Class B
(Financials) 588,582
3,738 Kinnevik AB, Class B
(Financials)* 34,937
706 L E Lundbergforetagen AB,
Class B (Financials) 34,374
3,538 Lifco AB, Class B (Industrials) 76,879
23,024 Nibe Industrier AB, Class B
(Industrials) 136,138
1,209 Saab AB, Class B (Industrials) 62,210
3,172 Sagax AB, Class B (Real Estate) 72,014
16,337 Sandvik AB (Industrials) 322,722
7,888 Securitas AB, Class B
(Industrials) 71,090
24,752 Skandinaviska Enskilda Banken
AB, Class A (Financials) 299,986

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
5,203 Skanska AB, Class B
(Industrials) $ 83,664
5,821 SKF AB, Class B (Industrials) 109,489
3,460 SSAB AB, Class A (Materials) 26,230
9,965 SSAB AB, Class B (Materials) 73,776
9,326 Svenska Cellulosa AB SCA,
Class B (Materials) 138,704
22,860 Svenska Handelsbanken AB,
Class A (Financials) 216,845
554 Svenska Handelsbanken AB,
Class B (Financials) 6,429
2,841 Sweco AB, Class B (Industrials) 34,079
15,555 Swedbank AB, Class A
(Financials) 285,528
3,627 Swedish Orphan Biovitrum AB
(Health Care)* 86,393
8,682 Tele2 AB, Class B
(Communication Services) 68,155
45,430 Telefonaktiebolaget LM
Ericsson, Class B (Information
Technology) 225,267
35,416 Telia Co. AB (Communication
Services) 84,156
1,659 Thule Group AB (Consumer
Discretionary)
(a)
40,656
3,268 Trelleborg AB, Class B
(Industrials) 101,544
2,984 Volvo AB, Class A (Industrials) 70,565
23,305 Volvo AB, Class B (Industrials) 540,989
7,459 Volvo Car AB, Class B
(Consumer Discretionary)* 24,323
8,066,152
Switzerland – 3.0%
25,240 ABB Ltd. (Industrials) 1,007,510
7,675 Alcon, Inc. (Health Care) 581,837
7,865 Cie Financiere Richemont SA
(Consumer Discretionary) 987,704
4,102 DSM-Firmenich AG (Materials) 388,804
515 Geberit AG (Industrials) 289,852
144 Givaudan SA (Materials) 541,853
799 Kuehne + Nagel International
AG (Industrials) 232,657
1,157 Lonza Group AG (Health Care) 450,266
31,209 Novartis AG (Health Care) 3,055,040
336 Partners Group Holding AG
(Financials) 445,334
310 Schindler Holding AG
(Industrials) 66,809
635 Schindler Holding AG
Participation Certificates
(Industrials) 142,949
2,316 SGS SA (Industrials) 197,894
2,274 Sika AG (Materials) 620,313
1,663 Straumann Holding AG (Health
Care) 229,976
439 Swatch Group AG (The)
– Bearer (Consumer
Discretionary) 115,865
Shares Description Value
a
Common Stocks – (continued)
Switzerland – (continued)
829 Swatch Group AG (The)
– Registered (Consumer
Discretionary) $ 41,853
397 Swisscom AG (Communication
Services) 233,027
48,914 UBS Group AG (Financials) 1,385,489
2,264 Zurich Insurance Group AG
(Financials) 1,140,136
12,155,168
Taiwan – 4.3%
7,883 Accton Technology Corp.
(Information Technology) 134,495
46,009 Acer, Inc. (Information
Technology) 51,841
6,768 Advantech Co. Ltd.
(Information Technology) 76,584
1,119 Alchip Technologies Ltd.
(Information Technology) 111,399
57,534 ASE Technology Holding Co.
Ltd. (Information Technology) 235,735
40,373 Asia Cement Corp. (Materials) 53,891
4,642 Asia Vital Components Co. Ltd.
(Information Technology) 45,766
473 ASMedia Technology, Inc.
(Information Technology) 21,803
471 ASPEED Technology, Inc.
(Information Technology) 44,401
10,955 Asustek Computer, Inc.
(Information Technology) 137,989
90,751 AUO Corp. (Information
Technology)* 47,496
10,256 Catcher Technology Co. Ltd.
(Information Technology) 63,854
162,000 Cathay Financial Holding Co.
Ltd. (Financials)* 241,133
23,595 Chailease Holding Co. Ltd.
(Financials) 140,482
92,414 Chang Hwa Commercial Bank
Ltd. (Financials) 52,656
33,982 Cheng Shin Rubber Industry
Co. Ltd. (Consumer
Discretionary) 51,180
9,414 Chicony Electronics Co. Ltd.
(Information Technology) 48,064
44,880 China Airlines Ltd. (Industrials) 30,313
253,262 China Development Financial
Holding Corp. (Financials)* 102,959
190,072 China Steel Corp. (Materials) 159,407
6,327 Chroma ATE, Inc. (Information
Technology) 43,544
59,347 Chunghwa Telecom Co. Ltd.
(Communication Services) 227,016
62,602 Compal Electronics, Inc.
(Information Technology) 61,921
283,866 CTBC Financial Holding Co.
Ltd. (Financials) 248,519
29,995 Delta Electronics, Inc.
(Information Technology) 303,887

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
14,163 E Ink Holdings, Inc.
(Information Technology) $ 82,965
234,744 E.Sun Financial Holding Co.
Ltd. (Financials) 192,364
3,544 Eclat Textile Co. Ltd.
(Consumer Discretionary) 67,272
4,567 Elite Material Co. Ltd.
(Information Technology) 55,552
965 eMemory Technology, Inc.
(Information Technology) 77,688
41,855 Eva Airways Corp. (Industrials) 41,935
15,796 Evergreen Marine Corp. Taiwan
Ltd. (Industrials) 56,631
46,988 Far Eastern New Century Corp.
(Industrials) 46,025
25,089 Far EasTone
Telecommunications Co. Ltd.
(Communication Services) 66,577
9,950 Feng TAY Enterprise Co. Ltd.
(Consumer Discretionary) 58,445
168,969 First Financial Holding Co. Ltd.
(Financials) 149,822
69,264 Formosa Chemicals & Fibre
Corp. (Materials) 142,341
21,787 Formosa Petrochemical Corp.
(Energy) 59,280
84,549 Formosa Plastics Corp.
(Materials) 218,680
1,547 Formosa Sumco Technology
Corp. (Information Technology) 8,121
15,489 Foxconn Technology Co. Ltd.
(Information Technology) 26,426
131,492 Fubon Financial Holding Co.
Ltd. (Financials) 271,065
5,043 Giant Manufacturing Co. Ltd.
(Consumer Discretionary) 30,671
8,415 Gigabyte Technology Co. Ltd.
(Information Technology) 67,342
1,371 Global Unichip Corp.
(Information Technology) 72,412
3,314 Globalwafers Co. Ltd.
(Information Technology) 61,952
5,043 Gold Circuit Electronics Ltd.
(Information Technology) 36,805
27,712 Highwealth Construction Corp.
(Real Estate) 36,325
4,357 Hiwin Technologies Corp.
(Industrials) 31,869
186,398 Hon Hai Precision Industry Co.
Ltd. (Information Technology) 605,614
4,996 Hotai Motor Co. Ltd.
(Consumer Discretionary) 113,545
155,558 Hua Nan Financial Holdings
Co. Ltd. (Financials) 110,793
133,365 Innolux Corp. (Information
Technology)* 53,790
49,281 Inventec Corp. (Information
Technology) 66,886
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
1,487 Largan Precision Co. Ltd.
(Information Technology) $ 113,762
34,734 Lite-On Technology Corp.
(Information Technology) 122,303
1,405 Lotes Co. Ltd. (Information
Technology) 41,646
27,397 Macronix International Co. Ltd.
(Information Technology) 25,257
23,486 MediaTek, Inc. (Information
Technology) 710,444
168,332 Mega Financial Holding Co.
Ltd. (Financials) 212,840
3,427 Merida Industry Co. Ltd.
(Consumer Discretionary) 20,569
11,182 Micro-Star International Co.
Ltd. (Information Technology) 65,682
1,231 momo.com, Inc. (Consumer
Discretionary) 20,412
87,530 Nan Ya Plastics Corp.
(Materials) 190,806
3,354 Nan Ya Printed Circuit Board
Corp. (Information Technology) 26,626
18,187 Nanya Technology Corp.
(Information Technology) 43,663
2,964 Nien Made Enterprise Co. Ltd.
(Consumer Discretionary) 32,353
8,840 Novatek Microelectronics Corp.
(Information Technology) 144,598
4,854 Oneness Biotech Co. Ltd.
(Health Care) 31,852
30,433 Pegatron Corp. (Information
Technology) 79,102
3,895 PharmaEssentia Corp. (Health
Care)* 45,446
2,602 Phison Electronics Corp.
(Information Technology) 40,271
4,713 Polaris Group (Health Care)* 10,907
36,130 Pou Chen Corp. (Consumer
Discretionary) 35,737
47,385 Powerchip Semiconductor
Manufacturing Corp.
(Information Technology) 45,656
10,433 Powertech Technology, Inc.
(Information Technology) 37,404
8,638 President Chain Store Corp.
(Consumer Staples) 74,518
36,877 Quanta Computer, Inc.
(Information Technology) 239,630
7,088 Realtek Semiconductor Corp.
(Information Technology) 101,986
26,743 Ruentex Development Co. Ltd.
(Real Estate)* 30,647
11,090 Ruentex Industries Ltd.
(Consumer Discretionary)* 22,365
70,946 Shanghai Commercial &
Savings Bank Ltd. (The)
(Financials) 102,422
209,574 Shin Kong Financial Holding
Co. Ltd. (Financials)* 60,444

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
8,345 Sino-American Silicon
Products, Inc. (Information
Technology) $ 48,884
168,288 SinoPac Financial Holdings Co.
Ltd. (Financials) 101,813
19,823 Synnex Technology
International Corp. (Information
Technology) 43,720
29,554 TA Chen Stainless Pipe
(Materials) 36,564
203,304 Taishin Financial Holding Co.
Ltd. (Financials) 119,093
97,412 Taiwan Business Bank
(Financials) 42,095
96,879 Taiwan Cement Corp.
(Materials) 108,384
166,055 Taiwan Cooperative Financial
Holding Co. Ltd. (Financials) 143,252
10,551 Taiwan Fertilizer Co. Ltd.
(Materials) 21,514
32,670 Taiwan High Speed Rail Corp.
(Industrials) 31,478
26,923 Taiwan Mobile Co. Ltd.
(Communication Services) 84,802
373,779 Taiwan Semiconductor
Manufacturing Co. Ltd.
(Information Technology) 6,903,665
32,018 Tatung Co. Ltd. (Industrials)* 41,355
27,331 Teco Electric and Machinery
Co. Ltd. (Industrials) 40,857
7,703 Tripod Technology Corp.
(Information Technology) 47,589
20,373 Unimicron Technology Corp.
(Information Technology) 115,430
73,897 Uni-President Enterprises Corp.
(Consumer Staples) 172,679
180,160 United Microelectronics Corp.
(Information Technology) 282,005
14,077 Vanguard International
Semiconductor Corp.
(Information Technology) 35,959
1,537 VisEra Technologies Co. Ltd.
(Information Technology) 15,080
1,111 Voltronic Power Technology
Corp. (Industrials) 57,257
43,645 Walsin Lihwa Corp.
(Industrials) 54,347
5,999 Walsin Technology Corp.
(Information Technology) 26,212
22,043 Wan Hai Lines Ltd. (Industrials) 32,952
5,497 Win Semiconductors Corp.
(Information Technology) 30,265
44,020 Winbond Electronics Corp.
(Information Technology) 39,948
42,099 Wistron Corp. (Information
Technology) 123,305
1,468 Wiwynn Corp. (Information
Technology) 82,704
Shares Description Value
a
Common Stocks – (continued)
Taiwan – (continued)
24,686 WPG Holdings Ltd.
(Information Technology) $ 61,320
7,730 WT Microelectronics Co. Ltd.
(Information Technology) 29,322
6,077 Yageo Corp. (Information
Technology) 116,910
27,431 Yang Ming Marine Transport
Corp. (Industrials) 36,879
172,574 Yuanta Financial Holding Co.
Ltd. (Financials) 143,628
5,540 Yulon Finance Corp.
(Financials) 33,605
9,513 Yulon Motor Co. Ltd.
(Consumer Discretionary) 23,417
10,006 Zhen Ding Technology Holding
Ltd. (Information Technology) 33,150
17,736,315
Thailand – 0.5%
16,828 Advanced Info Service PCL,
NVDR (Communication
Services) 104,286
66,913 Airports of Thailand PCL,
NVDR (Industrials)* 113,178
125,717 Asset World Corp. PCL, NVDR
(Consumer Discretionary) 13,223
16,070 B Grimm Power PCL, NVDR
(Utilities) 11,535
15,857 Bangkok Bank PCL, NVDR
(Financials) 68,066
106,983 Bangkok Dusit Medical
Services PCL, NVDR (Health
Care) 79,832
122,397 Bangkok Expressway & Metro
PCL, NVDR (Industrials) 27,139
4,100 Bangkok Life Assurance PCL,
NVDR (Financials) 2,296
65,762 Banpu PCL, NVDR (Energy) 13,927
16,099 Berli Jucker PCL, NVDR
(Consumer Staples) 12,013
123,703 BTS Group Holdings PCL,
NVDR (Industrials) 25,495
8,116 Bumrungrad Hospital PCL,
NVDR (Health Care) 51,450
5,044 Carabao Group PCL, NVDR
(Consumer Staples) 11,722
26,218 Central Pattana PCL, NVDR
(Real Estate) 50,494
8,895 Central Plaza Hotel
PCL, NVDR (Consumer
Discretionary)* 10,683
48,795 Central Retail Corp.
PCL, NVDR (Consumer
Discretionary) 52,363
61,119 Charoen Pokphand Foods PCL,
NVDR (Consumer Staples) 34,575
13,366 Com7 PCL, NVDR (Consumer
Discretionary) 8,701
84,605 CP ALL PCL, NVDR
(Consumer Staples) 125,065

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
22,501 CP Axtra PCL, NVDR
(Consumer Staples) $ 17,270
5,856 Delta Electronics Thailand
PCL, NVDR (Information
Technology) 12,943
3,809 Electricity Generating PCL,
NVDR (Utilities) 13,968
24,617 Energy Absolute PCL, NVDR
(Utilities) 31,141
10,972 Global Power Synergy PCL,
NVDR (Utilities) 14,192
74,209 Gulf Energy Development PCL,
NVDR (Utilities) 97,040
76,469 Home Product Center
PCL, NVDR (Consumer
Discretionary) 25,651
26,847 Indorama Ventures PCL, NVDR
(Materials) 18,698
14,306 Intouch Holdings PCL, NVDR
(Communication Services) 28,366
166,800 IRPC PCL, NVDR (Energy) 9,389
9,969 JMT Network Services PCL,
NVDR (Financials) 7,368
22,882 Kasikornbank PCL, NVDR
(Financials) 83,260
9,955 KCE Electronics PCL, NVDR
(Information Technology) 14,857
74,466 Krung Thai Bank PCL, NVDR
(Financials) 38,527
14,578 Krungthai Card PCL, NVDR
(Financials) 19,374
83,289 Land & Houses PCL, NVDR
(Real Estate) 18,231
52,318 Minor International
PCL, NVDR (Consumer
Discretionary) 40,528
10,839 Muangthai Capital PCL, NVDR
(Financials) 13,480
19,867 Ngern Tid Lor PCL, NVDR
(Financials) 12,933
25,543 Osotspa PCL, NVDR
(Consumer Staples) 16,628
21,514 PTT Exploration & Production
PCL, NVDR (Energy) 92,655
29,655 PTT Global Chemical PCL,
NVDR (Materials) 32,456
43,428 PTT Oil & Retail Business
PCL, NVDR (Consumer
Discretionary) 24,567
152,167 PTT PCL, NVDR (Energy) 150,318
10,022 Ratch Group PCL, NVDR
(Utilities) 9,259
16,479 SCB X PCL, NVDR
(Financials) 46,494
18,809 SCG Packaging PCL, NVDR
(Materials) 20,586
6,327 Siam Cement PCL (The),
NVDR (Materials) 51,620
Shares Description Value
a
Common Stocks – (continued)
Thailand – (continued)
26,161 Siam Global House
PCL, NVDR (Consumer
Discretionary) $ 12,494
12,178 Srisawad Corp. PCL, NVDR
(Financials) 15,319
135,154 Thai Beverage PCL (Consumer
Staples) 50,635
39,177 Thai Life Insurance PCL,
NVDR (Financials) 10,859
17,754 Thai Oil PCL, NVDR (Energy) 25,992
38,188 Thai Union Group PCL, NVDR
(Consumer Staples) 15,958
7,394 Tisco Financial Group PCL,
NVDR (Financials) 20,441
621,592 TMBThanachart Bank PCL,
NVDR (Financials) 27,212
7,976 TOA Paint Thailand PCL,
NVDR (Materials) 4,807
158,525 True Corp. PCL, NVDR
(Communication Services) 25,236
127,554 WHA Corp. PCL, NVDR (Real
Estate) 18,130
2,004,925
Turkey – 0.3%
1,426 AG Anadolu Grubu Holding AS
(Industrials) 9,410
10,358 Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim AS
(Utilities)* 4,412
42,470 Akbank TAS (Financials) 49,518
613 Akcansa Cimento AS
(Materials) 3,123
4,866 Akfen Yenilenebilir Enerji AS
(Utilities)* 2,985
1,775 Aksa Akrilik Kimya Sanayii AS
(Consumer Discretionary) 5,309
3,939 Aksa Enerji Uretim AS
(Utilities) 4,699
2,284 Alarko Holding AS (Industrials) 7,980
1,126 Alfa Solar Enerji Sanayi
VE Ticaret AS (Information
Technology) 4,031
2,706 Anadolu Anonim Turk Sigorta
Sirketi (Financials)* 6,171
3,066 Anadolu Efes Biracilik Ve Malt
Sanayii AS (Consumer Staples) 11,785
1,011 Anadolu Hayat Emeklilik AS
(Financials) 1,438
239 Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret AS, Class C
(Industrials) 1,930
1,541 Arcelik AS (Consumer
Discretionary) 7,259
18,488 Aselsan Elektronik Sanayi Ve
Ticaret AS (Industrials) 31,296
3,300 Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret AS (Industrials) 12,547

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
1,747 Aydem Yenilenebilir Enerji AS
(Utilities)* $ 1,326
829 Aygaz AS (Utilities) 3,859
1,680 Baskent Dogalgaz Dagitim
Gayrimenkul Yatirim Ortakligi
AS (Utilities) 1,063
6,709 Bera Holding AS (Industrials) 3,246
1,129 Bien Yapi Urunleri Sanayi
Turizm ve Ticaret AS
(Industrials)* 1,906
6,430 BIM Birlesik Magazalar AS
(Consumer Staples) 68,641
428 Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret AS
(Materials)* 9,991
62 Borusan Yatirim ve Pazarlama
AS (Financials) 4,938
6 Bosch Fren Sistemleri Sanayi
ve Ticaret AS (Consumer
Discretionary) 2,421
612 Brisa Bridgestone Sabanci
Sanayi ve Ticaret AS (Consumer
Discretionary) 1,877
6,083 Can2 Termik AS (Utilities)* 4,031
39 Celebi Hava Servisi AS
(Industrials) 1,254
6,651 Cimsa Cimento Sanayi VE
Ticaret AS (Materials) 7,944
1,129 Coca-Cola Icecek AS
(Consumer Staples) 15,858
451 CW Enerji Muhendislik Ticaret
VE Sanayi AS (Industrials)* 4,689
601 DAP Gayrimenkul Gelistirme
AS (Real Estate)* 787
559 Deva Holding AS (Health Care) 1,584
14,592 Dogan Sirketler Grubu Holding
AS (Consumer Discretionary) 6,676
688 Dogu Aras Enerji Yatirimlari AS
(Utilities) 1,471
1,185 Dogus Otomotiv Servis
ve Ticaret AS (Consumer
Discretionary) 10,071
304 Eczacibasi Yatirim Holding
Ortakligi AS (Industrials) 3,514
17 EGE Endustri VE Ticaret AS
(Consumer Discretionary) 6,775
2,022 EIS Eczacibasi Ilac ve Sinai ve
Finansal Yatirimlar Sanayi ve
Ticaret AS (Consumer Staples) 3,377
30,244 Emlak Konut Gayrimenkul
Yatirim Ortakligi AS REIT
(Real Estate) 7,726
3,711 Enerjisa Enerji AS (Utilities)
(a)
6,117
609 Enerya Enerji AS (Utilities)* 2,955
8,329 Enka Insaat ve Sanayi AS
(Industrials) 10,150
25,994 Eregli Demir ve Celik
Fabrikalari TAS (Materials)* 36,903
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
943 Europower Enerji VE
Otomasyon Teknolojileri Sanayi
Ticaret AS (Industrials)* $ 5,576
986 Ford Otomotiv Sanayi AS
(Consumer Discretionary) 28,741
1,264 GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret AS (Health
Care) 2,431
1,839 Girisim Elektrik Taahhut Ticaret
Ve Sanayi AS (Industrials)* 5,239
1,222 Gubre Fabrikalari TAS
(Materials)* 16,095
16,077 Haci Omer Sabanci Holding AS
(Financials) 33,963
16,371 Hektas Ticaret TAS (Materials)* 12,653
585 Investco Holding AS
(Financials)* 6,985
6,164 Is Gayrimenkul Yatirim
Ortakligi AS REIT (Real
Estate)* 4,444
8,075 Is Yatirim Menkul Degerler AS
(Financials) 8,659
2,154 Izdemir Enerji Elektrik Uretim
AS (Utilities)* 2,591
7,284 Izmir Demir Celik Sanayi AS
(Materials)* 1,454
291 Jantsa Jant Sanayi Ve Ticaret AS
(Industrials) 1,454
1,707 Kaleseramik Canakkale
Kalebodur Seramik Sanayi AS
(Industrials)* 4,423
2,953 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class A
(Materials) 2,372
1,529 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class B
(Materials) 1,067
11,204 Kardemir Karabuk Demir Celik
Sanayi ve Ticaret AS, Class D
(Materials) 9,592
1,655 Kayseri Seker Fabrikasi AS
(Consumer Staples) 2,321
3,828 Kiler Holding AS (Industrials)* 4,585
1,030 Kimteks Poliuretan Sanayi VE
Ticaret AS (Materials) 2,437
10,456 KOC Holding AS (Industrials) 51,280
2,452 Kocaer Celik Sanayi Ve Ticaret
AS (Materials) 2,590
1,317 Kontrolmatik Enerji Ve
Muhendislik AS (Industrials) 11,629
12 Konya Cimento Sanayii AS
(Materials)* 3,871
883 Kordsa Teknik Tekstil AS
(Consumer Discretionary) 2,566
15,096 Koza Altin Isletmeleri AS
(Materials) 12,160
2,588 Koza Anadolu Metal Madencilik
Isletmeleri AS (Materials)* 4,951

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
1,043 Logo Yazilim Sanayi Ve Ticaret
AS (Information Technology) $ 2,856
4,475 Margun Enerji Uretim Sanayi
VE Ticaret AS (Utilities) 2,373
2,250 Mavi Giyim Sanayi Ve Ticaret
AS, Class B (Consumer
Discretionary)
(a)
7,908
3,770 MIA Teknoloji AS (Information
Technology)* 5,120
1,400 Migros Ticaret AS (Consumer
Staples) 17,456
1,077 MLP Saglik Hizmetleri AS
(Health Care)*
(a)
5,599
406 Nuh Cimento Sanayi AS
(Materials) 4,563
17,407 ODAS Elektrik Uretim ve
Sanayi Ticaret AS (Utilities)* 6,594
515 Otokar Otomotiv Ve Savunma
Sanayi A.S. (Industrials)* 7,885
4,876 Oyak Cimento Fabrikalari AS
(Materials)* 11,019
655 Pegasus Hava Tasimaciligi AS
(Industrials)* 16,005
978 Penta Teknoloji Urunleri
Dagitim Ticaret AS
(Information Technology)* 712
19,510 Petkim Petrokimya Holding AS
(Materials)* 14,606
8 Politeknik Metal Sanayi ve
Ticaret AS (Materials) 4,639
12,423 Qua Granite Hayal
(Industrials)* 2,502
6,374 Sarkuysan Elektrolitik
Bakir Sanayi ve Ticaret AS
(Industrials) 6,632
20,970 Sasa Polyester Sanayi AS
(Materials)* 36,253
191 SDT Uzay VE Savunma
Teknolojileri AS (Industrials) 2,065
1,455 Selcuk Ecza Deposu Ticaret ve
Sanayi A.S. (Health Care) 2,799
2,360 Smart Gunes Enerjisi
Teknolojileri ArGE Uretim
Sanayi ve Ticaret AS
(Information Technology)* 5,374
4,315 Sok Marketler Ticaret AS
(Consumer Staples) 8,757
2,787 TAV Havalimanlari Holding AS
(Industrials)* 11,205
2,891 Tekfen Holding AS (Industrials) 4,519
1,930 Tofas Turk Otomobil Fabrikasi
AS (Consumer Discretionary) 15,954
3,296 Torunlar Gayrimenkul Yatirim
Ortakligi AS REIT (Real Estate) 3,854
10,861 Turk Hava Yollari AO
(Industrials)* 94,486
7,323 Turk Telekomunikasyon AS
(Communication Services)* 6,066
Shares Description Value
a
Common Stocks – (continued)
Turkey – (continued)
393 Turk Traktor ve Ziraat
Makineleri AS (Industrials) $ 9,406
18,666 Turkcell Iletisim Hizmetleri AS
(Communication Services)* 37,426
9,606 Turkiye Halk Bankasi AS
(Financials)* 4,322
50,942 Turkiye Is Bankasi AS, Class C
(Financials) 37,855
13,976 Turkiye Petrol Rafinerileri AS
(Energy) 74,065
3,210 Turkiye Sigorta AS (Financials) 4,241
16,957 Turkiye Sinai Kalkinma Bankasi
AS (Financials)* 4,185
23,392 Turkiye Sise ve Cam Fabrikalari
AS (Industrials) 39,938
2,250 Ulker Biskuvi Sanayi AS
(Consumer Staples)* 6,679
232 Verusa Holding AS (Financials) 2,155
4,865 Vestel Beyaz Esya Sanayi
ve Ticaret AS (Consumer
Discretionary) 2,791
2,058 Vestel Elektronik Sanayi
ve Ticaret AS (Consumer
Discretionary)* 4,262
51,160 Yapi ve Kredi Bankasi AS
(Financials) 34,045
2,564 Yayla Agro Gida Sanayi VE
Nakliyat AS (Consumer Staples) 1,271
515 YEO Teknoloji Enerji VE
Endustri AS (Industrials)* 3,847
13,863 Ziraat Gayrimenkul Yatirim
Ortakligi AS (Real Estate) 2,446
22,136 Zorlu Enerji Elektrik Uretim AS
(Utilities)* 3,905
1,221,812
United Arab Emirates – 0.6%
45,485 Abu Dhabi Commercial Bank
PJSC (Financials) 104,044
22,829 Abu Dhabi Islamic Bank PJSC
(Financials) 63,410
47,274 Abu Dhabi National Energy Co.
PJSC (Utilities) 41,838
45,175 Abu Dhabi National Oil Co. for
Distribution PJSC (Consumer
Discretionary) 46,746
27,656 ADNOC Drilling Co. PJSC
(Energy) 28,919
119,832 Adnoc Gas PLC (Energy) 107,032
57,398 Aldar Properties PJSC (Real
Estate) 89,405
21,639 Alpha Dhabi Holding PJSC
(Industrials)* 115,612
47,228 Borouge PLC (Materials) 32,409
140,516 Dubai Electricity & Water
Authority PJSC (Utilities) 96,809
45,509 Dubai Islamic Bank PJSC
(Financials) 68,408
96,971 Emaar Properties PJSC (Real
Estate) 200,425

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Arab Emirates – (continued)
38,373 Emirates NBD Bank PJSC
(Financials) $ 183,910
54,312 Emirates Telecommunications
Group Co. PJSC
(Communication Services) 285,740
68,994 First Abu Dhabi Bank PJSC
(Financials) 257,770
5,589 International Holding Co. PJSC
(Industrials)* 608,021
58,350 Multiply Group PJSC
(Industrials)* 55,772
2,386,270
United Kingdom – 6.5%
14,722 3i Group PLC (Financials) 415,985
2,980 Admiral Group PLC
(Financials) 101,896
4,667 Allfunds Group PLC
(Financials) 29,484
6,831 Ashtead Group PLC
(Industrials) 411,891
5,400 Associated British Foods PLC
(Consumer Staples) 162,563
23,387 AstraZeneca PLC (Health Care) 2,997,984
14,227 Auto Trader Group PLC
(Communication Services)
(a)
130,541
42,714 Aviva PLC (Financials) 225,758
14,550 B&M European Value Retail SA
(Consumer Discretionary) 105,655
47,594 BAE Systems PLC (Industrials) 632,643
237,330 Barclays PLC (Financials) 423,752
15,284 Barratt Developments PLC
(Consumer Discretionary) 99,414
1,643 Berkeley Group Holdings PLC
(Consumer Discretionary) 96,427
243,698 BP PLC (Energy) 1,478,070
32,007 British American Tobacco PLC
(Consumer Staples) 1,017,845
98,392 BT Group PLC
(Communication Services) 153,084
5,244 Bunzl PLC (Industrials) 199,292
5,778 Burberry Group PLC
(Consumer Discretionary) 107,050
87,244 Centrica PLC (Utilities) 164,621
41,458 CK Hutchison Holdings Ltd.
(Industrials) 207,813
14,938 CNH Industrial NV (Industrials) 158,751
3,167 Coca-Cola Europacific Partners
PLC (Consumer Staples) 192,047
27,055 Compass Group PLC
(Consumer Discretionary) 686,034
25,919 ConvaTec Group PLC (Health
Care)
(a)
73,762
2,176 Croda International PLC
(Materials) 123,521
1,542 DCC PLC (Industrials) 104,281
35,061 Diageo PLC (Consumer
Staples) 1,226,594
20,961 DS Smith PLC (Materials) 77,112
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
9,962 Entain PLC (Consumer
Discretionary) $ 101,244
5,890 Halma PLC (Information
Technology) 158,897
5,552 Hargreaves Lansdown PLC
(Financials) 50,493
309,322 HSBC Holdings PLC
(Financials) 2,357,742
13,484 Imperial Brands PLC
(Consumer Staples) 315,199
21,854 Informa PLC (Communication
Services) 205,559
2,501 InterContinental Hotels Group
PLC (Consumer Discretionary) 193,641
4,543 Intermediate Capital Group
PLC (Financials) 89,949
28,890 International Consolidated
Airlines Group SA ADR
(Industrials)* 110,215
2,512 Intertek Group PLC
(Industrials) 126,726
27,421 J Sainsbury PLC (Consumer
Staples) 99,246
39,235 JD Sports Fashion PLC
(Consumer Discretionary) 78,006
29,603 Kingfisher PLC (Consumer
Discretionary) 82,222
10,573 Land Securities Group PLC
REIT (Real Estate) 83,549
92,677 Legal & General Group PLC
(Financials) 269,025
1,003,836 Lloyds Banking Group PLC
(Financials) 552,420
5,617 London Stock Exchange Group
PLC (Financials) 633,292
34,799 M&G PLC (Financials) 92,161
20,883 Melrose Industries PLC
(Industrials) 137,102
57,464 National Grid PLC (Utilities) 747,471
85,526 NatWest Group PLC
(Financials) 225,097
1,868 Next PLC (Consumer
Discretionary) 187,528
9,262 Ocado Group PLC (Consumer
Staples)* 70,351
11,166 Pearson PLC (Consumer
Discretionary) 132,479
5,018 Persimmon PLC (Consumer
Discretionary) 79,502
11,752 Phoenix Group Holdings PLC
(Financials) 69,210
11,164 Reckitt Benckiser Group PLC
(Consumer Staples) 762,903
29,474 RELX PLC (Industrials) 1,134,304
39,129 Rentokil Initial PLC
(Industrials) 212,358
12,780 Rightmove PLC
(Communication Services) 88,110

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
131,395 Rolls-Royce Holdings PLC
(Industrials)* $ 447,121
15,926 Sage Group PLC (The)
(Information Technology) 227,926
13,826 Schroders PLC (Financials) 70,292
18,148 Segro PLC REIT (Real Estate) 186,599
4,119 Severn Trent PLC (Utilities) 135,628
13,635 Smith & Nephew PLC (Health
Care) 176,669
5,465 Smiths Group PLC (Industrials) 114,016
1,147 Spirax-Sarco Engineering PLC
(Industrials) 134,285
17,013 SSE PLC (Utilities) 394,677
8,598 St James's Place PLC
(Financials) 70,598
36,704 Standard Chartered PLC
(Financials) 303,512
55,447 Taylor Wimpey PLC (Consumer
Discretionary) 90,935
111,383 Tesco PLC (Consumer Staples) 402,994
38,913 Unilever PLC (Consumer
Staples) 1,856,929
10,646 United Utilities Group PLC
(Utilities) 147,038
380,305 Vodafone Group PLC
(Communication Services) 343,417
4,050 Weir Group PLC (The)
(Industrials) 96,031
3,031 Whitbread PLC (Consumer
Discretionary) 118,605
9,207 Wise PLC, Class A
(Financials)* 91,007
16,754 WPP PLC (Communication
Services) 149,910
26,808,060
United States – 4.4%
512 BRP, Inc. (Consumer
Discretionary) 31,645
7,489 CSL Ltd. (Health Care) 1,302,125
633 CyberArk Software Ltd.
(Information Technology)* 126,138
14,347 Experian PLC (Industrials) 527,260
7,355 Ferrovial SE (Industrials) 254,875
63,896 GSK PLC (Health Care) 1,148,141
79,370 Haleon PLC (Consumer
Staples) 331,629
8,000 Holcim AG (Materials)* 591,570
1,270 ICON PLC (Health Care)* 339,014
1,127 Inmode Ltd. (Health Care)* 26,766
6,872 James Hardie Industries PLC
CDI (Materials)* 221,992
10,580 JBS SA (Consumer Staples) 49,787
409 Monday.com Ltd. (Information
Technology)* 73,555
41,624 Nestle SA (Consumer Staples) 4,755,729
1,192 Parade Technologies Ltd.
(Information Technology) 41,018
10,966 Roche Holding AG (Health
Care) 2,976,855
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
448 Roche Holding AG (Health
Care) $ 128,699
17,261 Sanofi SA (Health Care) 1,609,510
8,405 Schneider Electric SE
(Industrials) 1,546,363
34,017 Stellantis NV (Consumer
Discretionary) 738,682
4,508 Swiss Re AG (Financials) 535,278
7,321 Tenaris SA (Energy) 125,810
4,008 Waste Connections, Inc.
(Industrials) 543,298
18,025,739
Zambia – 0.0%
8,703 First Quantum Minerals Ltd.
(Materials) 71,313
TOTAL COMMON STOCKS
(Cost $293,751,307)
377,761,793
Shares Description Rate Value
a
Preferred Stocks – 0.9%
Brazil – 0.4%
81,067 Banco Bradesco
SA (Financials) 6.20% 267,415
2,976 Braskem SA
(Materials)* 0.00 11,543
3,818 Centrais Eletricas
Brasileiras SA,
Class B (Utilities) 3.33 34,733
22,600 Cia Energetica
de Minas Gerais
(Utilities) 9.98 50,724
16,136 Cia Paranaense
de Energia
(Utilities) 3.54 30,949
17,971 Gerdau SA
(Materials) 14.87 79,612
75,605 Itau Unibanco
Holding SA
(Financials) 4.73 484,234
84,404 Itausa SA
(Financials) 6.73 166,849
71,300 Petroleo
Brasileiro SA
(Energy) 8.81 519,110
18,902 Raizen SA
(Energy) 6.21 13,988
1,659,157
Chile – 0.0%
2,148 Sociedad
Quimica y
Minera de Chile
SA, Class B
(Industrials) 14.40 109,608
Colombia – 0.0%
7,104 Bancolombia SA
(Financials) 12.35 48,704

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Rate Value
a
Preferred Stocks – (continued)
Germany – 0.3%
918 Bayerische
Motoren Werke
AG (Consumer
Discretionary) 9.76% $ 87,242
1,778 Dr. Ing hc F
Porsche AG
(Consumer
Discretionary)
(a)
1.20 163,075
2,574 Henkel AG
& Co. KGaA
(Consumer
Staples) 2.56 202,773
2,391 Porsche
Automobil
Holding SE
(Consumer
Discretionary) 5.71 117,032
386 Sartorius AG
(Health Care) 0.49 124,454
2,858 Volkswagen
AG (Consumer
Discretionary) 26.14 331,856
1,026,432
South Korea – 0.2%
42 Doosan Co. Ltd.
(Industrials) 3.90 1,732
541 Hyundai Motor
Co. (Consumer
Discretionary) 8.36 45,959
342 Hyundai Motor
Co. (Consumer
Discretionary) 8.40 28,656
121 LG Chem Ltd.
(Materials) 3.28 28,980
270 LG Electronics,
Inc. (Consumer
Discretionary) 1.60 9,794
12,831 Samsung
Electronics Co.
Ltd. (Information
Technology) 2.50 575,836
50 Samsung Fire &
Marine Insurance
Co. Ltd.
(Financials) 7.31 7,313
22 Samsung SDI Co.
Ltd. (Information
Technology) 0.45 4,229
702,499
Spain – 0.0%
4,108 Grifols SA, Class
B (Health Care)* 0.00 40,138
TOTAL PREFERRED STOCKS
(Cost $3,494,204)
3,586,538
Shares Description Value
a
Exchange-Traded Funds – 6.9%
United States – 6.9%
68,023 iShares MSCI Malaysia ETF $ 1,444,809
205,000 Vanguard FTSE All-World ex-
US ETF, Class U 11,139,700
342,000 Vanguard FTSE Developed
Markets ETF 15,718,320
TOTAL EXCHANGE-TRADED FUNDS
(Cost $23,968,903)
28,302,829
Units Description Expiration Month Value
A
Rights – 0.0%
China – 0.0%
7,020 Zhejiang
Expressway Co.
Ltd.* 03/24 791
Taiwan – 0.0%
33 Wistron Corp. 12/23 —
765 WT
Microelectronics
Co. Ltd. 01/24 —
—
Thailand – 0.0%
810 Siam Cement
PCL (The),
NVDR 12/23 —
TOTAL RIGHTS
(Cost $0)
791
aa
Warrant – 0.0%
Canada – 0.0%
309 Constellation
Software, Inc.
(Information
Technology)*
(Cost $0)
08/28 —
Shares Dividend Rate Value
aa a
Investment Company – 0.1%
(c)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
591,111 5.260% 591,111
(Cost $591,111)
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $321,805,525)
410,243,062

GOLDMAN SACHS MARKETBETA
®
TOTAL INTERNATIONAL EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
Shares Dividend Rate Value
a
Securities Lending Reinvestment Vehicle – 0.3%
(c)
a a a a
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,164,110 5.259% $ 1,164,110
(Cost $1,164,110)
TOTAL INVESTMENTS – 100.1%
(Cost $322,969,635)
$ 411,407,172
LIABILITIES IN EXCESS OF OTHER ASSETS
– (0.1)%
(280,847)
NET ASSETS – 100.0%
$ 411,126,325
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or a portion of security is on loan.
(c) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
CVA — Dutch Certification
NVDR — Non-Voting Depository Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt
Sector Name
% of
Market
Value
Financials 19.3%
Industrials 12.7
Information Technology 11.4
Consumer Discretionary 10.8
Health Care 8.5
Consumer Staples 7.4
Materials 7.1
Exchange-Traded Fund 6.9
Energy 5.3
Communication Services 5.3
Utilities 3.0
Real Estate 1.9
Investment Company 0.1
Securities Lending Reinvestment Vehicle 0.3
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
MSCI Emerging Markets Index 15 12/15/23 $ 740,325 $ 8,599

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 99.6%
Communication Services – 8.3%
199,806 Alphabet, Inc., Class A* $ 26,480,289
173,536 Alphabet, Inc., Class C* 23,239,941
240,337 AT&T, Inc. 3,982,384
150 Cable One, Inc. 79,812
3,344 Charter Communications, Inc.,
Class A* 1,338,035
137,132 Comcast Corp., Class A 5,744,459
9,098 Electronic Arts, Inc. 1,255,615
2,571 Endeavor Group Holdings, Inc.,
Class A 62,501
8,374 Fox Corp., Class A 247,368
4,348 Fox Corp., Class B 120,266
7,365 Frontier Communications Parent,
Inc.* 161,220
2,483 IAC, Inc.* 118,762
12,910 Interpublic Group of Cos., Inc.
(The) 396,853
3,839 Iridium Communications, Inc. 146,266
558 Liberty Broadband Corp., Class
A* 46,281
3,879 Liberty Broadband Corp., Class
C* 322,422
765 Liberty Media Corp.-Liberty
Formula One, Class A* 43,857
6,495 Liberty Media Corp.-Liberty
Formula One, Class C* 413,472
4,965 Liberty Media Corp.-Liberty
SiriusXM* 134,005
2,473 Liberty Media Corp.-Liberty
SiriusXM, Class A* 66,623
4,907 Live Nation Entertainment, Inc.* 413,268
9,326 Match Group, Inc.* 301,976
74,055 Meta Platforms, Inc., Class A* 24,227,093
14,592 Netflix, Inc.* 6,916,170
5,381 New York Times Co. (The),
Class A 252,853
12,800 News Corp., Class A 282,112
3,534 News Corp., Class B 81,423
1,120 Nexstar Media Group, Inc. 158,962
6,584 Omnicom Group, Inc. 530,868
16,375 Paramount Global, Class B 235,309
19,495 Pinterest, Inc., Class A* 664,195
1,565 Playtika Holding Corp.* 13,600
15,624 ROBLOX Corp., Class A* 614,179
4,139 Roku, Inc.* 431,284
21,431 Sirius XM Holdings, Inc.
(a)
100,297
34,094 Snap, Inc., Class A* 471,520
4,523 Spotify Technology SA* 837,253
5,638 Take-Two Interactive Software,
Inc.* 891,932
1,819 TKO Group Holdings, Inc. 140,663
17,423 T-Mobile US, Inc. 2,621,290
14,834 Trade Desk, Inc. (The), Class A* 1,045,204
141,376 Verizon Communications, Inc. 5,418,942
61,450 Walt Disney Co. (The)* 5,695,800
75,062 Warner Bros Discovery, Inc.* 784,398
4,190 Warner Music Group Corp.,
Class A 138,731
Shares Description Value
aa
Common Stocks – (continued)
Communication Services – (continued)
9,531 ZoomInfo Technologies, Inc.* $ 136,960
117,806,713
Consumer Discretionary – 10.8%
12,043 ADT, Inc. 70,692
1,988 Advance Auto Parts, Inc. 100,971
14,086 Airbnb, Inc., Class A* 1,779,625
302,659 Amazon.com, Inc.* 44,215,453
9,483 Aptiv PLC* 785,572
8,322 Aramark 233,099
689 Asbury Automotive Group, Inc.* 144,566
2,568 Autoliv, Inc. (Sweden) 266,096
959 AutoNation, Inc.* 129,724
608 AutoZone, Inc.* 1,586,837
7,650 Bath & Body Works, Inc. 249,543
6,538 Best Buy Co., Inc. 463,806
1,191 Booking Holdings, Inc.* 3,722,709
7,835 BorgWarner, Inc. 263,961
2,422 Boyd Gaming Corp. 143,019
1,925 Bright Horizons Family
Solutions, Inc.* 168,322
2,340 Brunswick Corp. 184,556
2,178 Burlington Stores, Inc.* 369,367
6,920 Caesars Entertainment, Inc.* 309,462
3,819 Capri Holdings Ltd.* 184,992
5,309 CarMax, Inc.* 339,457
33,476 Carnival Corp.* 504,149
2,835 Carvana Co.* 88,792
3,953 Chewy, Inc., Class A* 68,861
921 Chipotle Mexican Grill, Inc.* 2,028,272
1,046 Choice Hotels International, Inc. 115,353
2,252 Churchill Downs, Inc. 260,714
1,176 Columbia Sportswear Co. 92,116
36,717 Coupang, Inc. (South Korea)* 561,036
2,040 Crocs, Inc.* 215,444
10,333 D.R. Horton, Inc. 1,319,214
4,053 Darden Restaurants, Inc. 634,173
870 Deckers Outdoor Corp.* 577,654
2,069 Dick's Sporting Goods, Inc. 269,177
277 Dillard's, Inc., Class A 96,144
1,182 Domino's Pizza, Inc. 464,396
8,844 DoorDash, Inc., Class A* 831,159
14,286 DraftKings, Inc., Class A* 546,297
1,045 Duolingo, Inc.* 221,843
1,368 Dutch Bros, Inc., Class A* 36,567
17,950 eBay, Inc. 736,129
4,095 Etsy, Inc.* 310,442
4,774 Expedia Group, Inc.* 650,123
1,829 Five Below, Inc.* 344,693
3,514 Floor & Decor Holdings, Inc.,
Class A* 322,269
131,941 Ford Motor Co. 1,353,715
1,416 Fox Factory Holding Corp.* 88,514
8,928 GameStop Corp., Class A*
(a)
129,902
5,121 Garmin Ltd. 625,991
46,611 General Motors Co. 1,472,908
7,834 Gentex Corp. 238,232
4,626 Genuine Parts Co. 614,240
4,898 H&R Block, Inc. 222,467
4,807 Harley-Davidson, Inc. 144,162

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
4,300 Hasbro, Inc. $ 199,563
8,738 Hilton Worldwide Holdings, Inc. 1,463,790
33,758 Home Depot, Inc. (The) 10,582,795
1,507 Hyatt Hotels Corp., Class A 172,943
3,501 International Game Technology
PLC 93,582
10,983 Las Vegas Sands Corp. 506,536
1,981 Lear Corp. 264,959
4,407 Leggett & Platt, Inc. 100,788
8,311 Lennar Corp., Class A 1,063,143
358 Lennar Corp., Class B 41,077
3,242 Levi Strauss & Co., Class A 50,219
3,036 Light & Wonder, Inc.* 268,443
903 Lithia Motors, Inc. 241,092
8,524 LKQ Corp. 379,574
19,693 Lowe’s Cos., Inc. 3,915,559
28,129 Lucid Group, Inc.*
(a)
118,704
3,730 Lululemon Athletica, Inc.* 1,666,564
9,088 Macy’s, Inc. 144,136
8,759 Marriott International, Inc.,
Class A 1,775,449
1,135 Marriott Vacations Worldwide
Corp. 82,742
11,812 Mattel, Inc.* 224,428
24,514 McDonald's Corp. 6,909,026
1,499 MercadoLibre, Inc. (Brazil)* 2,429,070
9,326 MGM Resorts International 367,817
2,980 Mobileye Global, Inc., Class A
(Israel)* 122,329
1,763 Mohawk Industries, Inc.* 155,691
667 Murphy USA, Inc. 246,490
13,023 Newell Brands, Inc. 99,365
40,999 NIKE, Inc., Class B 4,520,960
14,019 Norwegian Cruise Line Holdings
Ltd.* 214,070
103 NVR, Inc.* 634,005
2,021 O'Reilly Automotive, Inc.* 1,985,390
4,997 Penn Entertainment, Inc.* 122,726
615 Penske Automotive Group, Inc. 91,819
2,773 Planet Fitness, Inc., Class A* 188,398
1,798 Polaris, Inc. 148,281
1,275 Pool Corp. 442,833
7,325 PulteGroup, Inc. 647,677
2,021 PVH Corp. 197,613
1,326 Ralph Lauren Corp. 171,558
503 RH* 135,795
22,549 Rivian Automotive, Inc., Class
A* 377,921
11,233 Ross Stores, Inc. 1,464,559
7,419 Royal Caribbean Cruises Ltd.* 797,246
4,935 Service Corp. International 302,367
1,658 SharkNinja, Inc. 77,926
4,467 Skechers USA, Inc., Class A* 263,151
37,805 Starbucks Corp. 3,754,036
7,630 Tapestry, Inc. 241,642
5,611 Tempur Sealy International, Inc. 226,236
92,398 Tesla, Inc.* 22,182,912
2,243 Texas Roadhouse, Inc. 252,472
1,711 Thor Industries, Inc. 169,509
38,621 TJX Cos., Inc. (The) 3,402,896
Shares Description Value
aa
Common Stocks – (continued)
Consumer Discretionary – (continued)
3,636 Toll Brothers, Inc. $ 312,296
1,060 TopBuild Corp.* 313,527
3,677 Tractor Supply Co. 746,468
1,644 Ulta Beauty, Inc.* 700,328
1,283 Vail Resorts, Inc. 278,809
4,642 Valvoline, Inc. 158,942
12,381 VF Corp. 207,134
942 Visteon Corp.* 111,787
2,939 Wayfair, Inc., Class A* 163,996
6,486 Wendy's Co. (The) 121,613
1,795 Whirlpool Corp. 195,476
2,020 Williams-Sonoma, Inc. 378,831
983 Wingstop, Inc. 236,274
2,826 Wyndham Hotels & Resorts, Inc. 218,563
3,247 Wynn Resorts Ltd. 274,112
13,589 Yum China Holdings, Inc.
(China) 586,773
9,413 Yum! Brands, Inc. 1,181,802
154,783,580
Consumer Staples – 6.1%
13,951 Albertsons Cos., Inc., Class A 303,713
60,000 Altria Group, Inc. 2,522,400
17,926 Archer-Daniels-Midland Co. 1,321,684
4,476 BJ's Wholesale Club Holdings,
Inc.* 289,060
316 Boston Beer Co., Inc. (The),
Class A* 112,104
1,643 Brown-Forman Corp., Class A 98,958
10,276 Brown-Forman Corp., Class B 603,612
5,020 Bunge Global SA 551,547
6,422 Campbell Soup Co. 258,036
1,249 Casey's General Stores, Inc. 343,975
3,834 Celsius Holdings, Inc.* 189,821
8,201 Church & Dwight Co., Inc. 792,463
4,156 Clorox Co. (The) 595,763
130,826 Coca-Cola Co. (The) 7,645,472
159 Coca-Cola Consolidated, Inc. 116,789
27,884 Colgate-Palmolive Co. 2,196,423
15,967 Conagra Brands, Inc. 451,706
5,287 Constellation Brands, Inc., Class
A 1,271,471
14,873 Costco Wholesale Corp. 8,815,822
11,997 Coty, Inc., Class A* 136,766
5,293 Darling Ingredients, Inc.* 232,204
7,332 Dollar General Corp. 961,372
6,982 Dollar Tree, Inc.* 862,905
1,726 elf Beauty, Inc.* 203,823
7,197 Estee Lauder Cos., Inc. (The),
Class A 918,985
6,542 Flowers Foods, Inc. 136,139
19,644 General Mills, Inc. 1,250,537
4,941 Hershey Co. (The) 928,513
9,713 Hormel Foods Corp. 297,121
2,214 Ingredion, Inc. 226,913
605 Inter Parfums, Inc. 75,722
3,314 J M Smucker Co. (The) 363,645
8,705 Kellanova 457,361
58,273 Kenvue, Inc. 1,191,100
30,416 Keurig Dr Pepper, Inc. 960,233

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Consumer Staples – (continued)
11,315 Kimberly-Clark Corp. $ 1,400,005
26,503 Kraft Heinz Co. (The) 930,520
23,842 Kroger Co. (The) 1,055,485
4,791 Lamb Weston Holdings, Inc. 479,244
647 Lancaster Colony Corp. 107,337
8,445 McCormick & Co., Inc. 547,489
5,870 Molson Coors Beverage Co.,
Class B 361,240
45,672 Mondelez International, Inc.,
Class A 3,245,452
17,071 Monster Beverage Corp.* 941,466
46,291 PepsiCo, Inc. 7,790,312
5,101 Performance Food Group Co.* 331,820
52,140 Philip Morris International, Inc. 4,867,790
1,336 Pilgrim's Pride Corp.* 34,148
1,707 Post Holdings, Inc.* 145,829
79,192 Procter & Gamble Co. (The) 12,157,556
1,823 Reynolds Consumer Products,
Inc. 47,836
17,020 Sysco Corp. 1,228,333
15,496 Target Corp. 2,073,520
9,451 Tyson Foods, Inc., Class A 442,685
7,659 US Foods Holding Corp.* 335,694
23,951 Walgreens Boots Alliance, Inc. 477,583
47,732 Walmart, Inc. 7,431,395
84,116,897
Energy – 4.2%
11,315 Antero Midstream Corp. 150,716
9,306 Antero Resources Corp.* 219,901
10,323 APA Corp. 371,628
34,014 Baker Hughes Co. 1,147,972
6,594 ChampionX Corp. 193,336
8,080 Cheniere Energy, Inc. 1,471,772
3,744 Chesapeake Energy Corp. 300,681
58,409 Chevron Corp. 8,387,532
1,351 Chord Energy Corp. 219,051
2,738 Civitas Resources, Inc. 188,073
40,671 ConocoPhillips 4,700,347
25,055 Coterra Energy, Inc. 657,694
21,412 Devon Energy Corp. 962,898
5,721 Diamondback Energy, Inc. 883,380
3,264 DT Midstream, Inc. 186,995
8,302 EnLink Midstream LLC* 113,488
19,621 EOG Resources, Inc. 2,414,756
13,776 EQT Corp. 550,489
135,942 Exxon Mobil Corp. 13,966,681
30,234 Halliburton Co. 1,119,565
3,235 Helmerich & Payne, Inc. 117,204
9,313 Hess Corp. 1,309,035
1,874 Hess Midstream LP, Class A 60,980
4,588 HF Sinclair Corp. 240,778
65,871 Kinder Morgan, Inc. 1,157,353
6,033 Magnolia Oil & Gas Corp.,
Class A 129,710
20,685 Marathon Oil Corp. 526,020
13,434 Marathon Petroleum Corp. 2,004,218
3,687 Matador Resources Co. 213,404
4,981 Murphy Oil Corp. 213,037
2,773 New Fortress Energy, Inc. 106,705
Shares Description Value
aa
Common Stocks – (continued)
Energy – (continued)
3,656 Noble Corp. PLC $ 168,688
13,133 NOV, Inc. 247,163
23,467 Occidental Petroleum Corp. 1,388,073
19,534 ONEOK, Inc. 1,344,916
8,106 Ovintiv, Inc. 359,420
3,732 PBF Energy, Inc., Class A 165,701
8,539 Permian Resources Corp. 112,202
14,948 Phillips 66 1,926,648
7,815 Pioneer Natural Resources Co. 1,810,267
7,989 Range Resources Corp. 259,642
47,845 Schlumberger NV 2,489,854
1,569 Scorpio Tankers, Inc. (Monaco) 86,122
3,982 SM Energy Co. 149,126
36,349 Southwestern Energy Co.* 239,540
7,475 Targa Resources Corp. 676,114
14,730 TechnipFMC PLC (United
Kingdom) 305,206
259 Texas Pacific Land Corp. 433,035
22,725 Transocean Ltd.* 144,531
11,822 Valero Energy Corp. 1,482,006
2,122 Viper Energy, Inc. 65,400
2,373 Weatherford International PLC* 215,207
40,902 Williams Cos., Inc. (The) 1,504,785
59,859,045
Financials – 12.8%
1,159 Affiliated Managers Group, Inc. 157,102
18,033 Aflac, Inc. 1,491,509
20,284 AGNC Investment Corp. REIT 178,905
8,796 Allstate Corp. (The) 1,212,704
9,083 Ally Financial, Inc. 265,405
19,876 American Express Co. 3,394,224
2,628 American Financial Group, Inc. 300,617
23,903 American International Group,
Inc. 1,573,056
3,445 Ameriprise Financial, Inc. 1,217,842
16,482 Annaly Capital Management,
Inc. REIT 297,830
6,793 Aon PLC, Class A 2,231,433
13,607 Apollo Global Management, Inc. 1,251,844
12,000 Arch Capital Group Ltd.* 1,004,280
4,967 Ares Management Corp., Class A 557,546
7,125 Arthur J Gallagher & Co. 1,774,125
1,778 Assurant, Inc. 298,739
2,603 Axis Capital Holdings Ltd. 146,653
232,987 Bank of America Corp. 7,103,774
25,340 Bank of New York Mellon Corp.
(The) 1,224,429
3,629 Bank OZK 151,910
43,438 Berkshire Hathaway, Inc., Class
B* 15,637,680
4,983 BlackRock, Inc. 3,743,379
23,611 Blackstone, Inc. 2,653,168
18,379 Block, Inc.* 1,165,780
14,630 Blue Owl Capital, Inc. 197,212
948 BOK Financial Corp. 68,038
7,953 Brown & Brown, Inc. 594,407
12,682 Capital One Financial Corp. 1,416,072
6,465 Carlyle Group, Inc. (The) 221,620
3,533 Cboe Global Markets, Inc. 643,677

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
46,422 Charles Schwab Corp. (The) $ 2,846,597
13,874 Chubb Ltd. 3,183,112
5,197 Cincinnati Financial Corp. 534,200
63,589 Citigroup, Inc. 2,931,453
16,228 Citizens Financial Group, Inc. 442,538
12,060 CME Group, Inc. 2,633,422
738 CNA Financial Corp. 31,092
5,227 Coinbase Global, Inc., Class A* 651,911
4,393 Comerica, Inc. 198,651
4,052 Commerce Bancshares, Inc. 204,910
5,365 Corebridge Financial, Inc. 112,826
284 Credit Acceptance Corp.* 129,788
2,013 Cullen/Frost Bankers, Inc. 197,858
8,374 Discover Financial Services 778,782
2,845 Dlocal Ltd. (Uruguay)* 49,076
4,713 East West Bancorp, Inc. 296,542
11,629 Equitable Holdings, Inc. 356,894
846 Erie Indemnity Co., Class A 250,111
3,490 Essent Group Ltd. 168,707
1,578 Euronet Worldwide, Inc.* 137,633
1,183 Evercore, Inc., Class A 174,552
1,116 Everest Group Ltd. 458,174
1,282 FactSet Research Systems, Inc. 581,336
8,707 Fidelity National Financial, Inc. 390,422
19,878 Fidelity National Information
Services, Inc. 1,165,646
22,821 Fifth Third Bancorp 660,668
3,316 First American Financial Corp. 197,634
340 First Citizens BancShares, Inc.,
Class A 499,083
4,610 First Financial Bankshares, Inc. 121,012
18,497 First Horizon Corp. 236,577
20,396 Fiserv, Inc.* 2,663,922
2,409 FleetCor Technologies, Inc.* 579,365
9,567 Franklin Resources, Inc. 237,262
3,717 Glacier Bancorp, Inc. 125,003
8,755 Global Payments, Inc. 1,019,432
3,147 Globe Life, Inc. 387,490
11,129 Goldman Sachs Group, Inc.
(The)
(b)
3,800,999
1,189 Hanover Insurance Group, Inc.
(The) 147,793
10,243 Hartford Financial Services
Group, Inc. (The) 800,593
1,708 Houlihan Lokey, Inc. 183,986
48,324 Huntington Bancshares, Inc. 544,128
3,415 Interactive Brokers Group, Inc.,
Class A 265,824
18,632 Intercontinental Exchange, Inc. 2,121,067
14,774 Invesco Ltd. 210,825
2,434 Jack Henry & Associates, Inc. 386,251
5,534 Janus Henderson Group PLC 144,935
6,325 Jefferies Financial Group, Inc. 224,158
97,507 JPMorgan Chase & Co. 15,218,892
31,352 KeyCorp 388,451
735 Kinsale Capital Group, Inc. 257,323
21,725 KKR & Co., Inc. 1,647,624
3,657 Lazard Ltd., Class A 109,637
5,647 Lincoln National Corp. 134,286
6,169 Loews Corp. 433,619
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
2,545 LPL Financial Holdings, Inc. $ 565,753
5,553 M&T Bank Corp. 711,728
444 Markel Group, Inc.* 638,956
1,237 MarketAxess Holdings, Inc. 297,028
16,603 Marsh & McLennan Cos., Inc. 3,310,970
28,191 Mastercard, Inc., Class A 11,666,282
21,216 MetLife, Inc. 1,349,974
5,331 Moody's Corp. 1,945,602
43,356 Morgan Stanley 3,439,865
882 Morningstar, Inc. 249,923
2,612 MSCI, Inc. 1,360,460
11,513 Nasdaq, Inc. 642,886
22,635 New York Community Bancorp,
Inc. 212,995
6,983 Northern Trust Corp. 553,403
9,719 Old National Bancorp 144,716
8,848 Old Republic International Corp. 259,335
3,955 OneMain Holdings, Inc. 167,296
36,885 PayPal Holdings, Inc.* 2,124,945
2,521 Pinnacle Financial Partners, Inc. 182,949
13,384 PNC Financial Services Group,
Inc. (The) 1,792,921
2,359 Popular, Inc. (Puerto Rico) 174,071
1,211 Primerica, Inc. 253,717
8,152 Principal Financial Group, Inc. 601,862
19,630 Progressive Corp. (The) 3,219,909
3,041 Prosperity Bancshares, Inc. 183,403
12,263 Prudential Financial, Inc. 1,199,076
6,340 Raymond James Financial, Inc. 666,651
31,498 Regions Financial Corp. 525,387
2,226 Reinsurance Group of America,
Inc. 362,972
1,695 RenaissanceRe Holdings Ltd.
(Bermuda) 363,340
16,155 Rithm Capital Corp. REIT 167,689
1,352 RLI Corp. 183,331
18,012 Robinhood Markets, Inc., Class
A* 158,506
4,079 Rocket Cos., Inc., Class A* 38,098
3,239 Ryan Specialty Holdings, Inc.* 148,573
10,776 S&P Global, Inc. 4,480,984
3,679 SEI Investments Co. 215,847
2,004 Selective Insurance Group, Inc. 203,787
1,892 Shift4 Payments, Inc., Class A* 124,531
29,057 SoFi Technologies, Inc.* 211,825
2,525 SouthState Corp. 186,976
9,898 Starwood Property Trust, Inc.
REIT 196,673
10,694 State Street Corp. 778,737
3,445 Stifel Financial Corp. 210,214
13,975 Synchrony Financial 452,231
4,878 Synovus Financial Corp. 150,194
7,418 T. Rowe Price Group, Inc. 742,764
1,728 TFS Financial Corp. 22,827
11,691 Toast, Inc., Class A* 173,845
2,117 TPG, Inc. 74,095
3,831 Tradeweb Markets, Inc., Class A 371,224
7,737 Travelers Cos., Inc. (The) 1,397,457
44,681 Truist Financial Corp. 1,436,047
4,439 United Bankshares, Inc. 146,975

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Financials – (continued)
6,575 Unum Group $ 282,725
49,734 US Bancorp 1,895,860
2,846 UWM Holdings Corp. 15,511
14,382 Valley National Bancorp 130,876
54,401 Visa, Inc., Class A 13,963,649
3,543 Voya Financial, Inc. 253,360
6,803 W R Berkley Corp. 493,558
5,821 Webster Financial Corp. 261,072
122,278 Wells Fargo & Co. 5,452,376
3,628 Western Alliance Bancorp 185,826
12,532 Western Union Co. (The) 145,747
1,431 WEX, Inc.* 252,686
3,556 Willis Towers Watson PLC 875,843
2,042 Wintrust Financial Corp. 174,938
4,896 Zions Bancorp NA 174,444
180,829,308
Health Care – 12.4%
3,303 10X Genomics, Inc., Class A* 143,747
58,192 Abbott Laboratories 6,068,844
59,292 AbbVie, Inc. 8,442,588
3,008 Acadia Healthcare Co., Inc.* 219,554
9,915 Agilent Technologies, Inc. 1,267,137
6,979 agilon health, Inc.* 74,117
2,407 Align Technology, Inc.* 514,617
4,169 Alnylam Pharmaceuticals, Inc.* 701,434
17,908 Amgen, Inc. 4,828,713
3,235 Apellis Pharmaceuticals, Inc.* 174,269
21,909 Avantor, Inc.* 464,033
1,281 Bausch + Lomb Corp.* 19,740
16,962 Baxter International, Inc. 611,989
9,746 Becton Dickinson & Co. 2,301,810
4,837 Biogen, Inc.* 1,132,245
6,231 BioMarin Pharmaceutical, Inc.* 567,519
686 Bio-Rad Laboratories, Inc., Class
A* 209,175
5,245 Bio-Techne Corp. 329,910
49,046 Boston Scientific Corp.* 2,741,181
70,607 Bristol-Myers Squibb Co. 3,486,574
3,317 Bruker Corp. 215,904
8,426 Cardinal Health, Inc. 902,256
6,047 Catalent, Inc.* 234,926
5,658 Cencora, Inc. 1,150,667
18,415 Centene Corp.* 1,356,817
1,690 Charles River Laboratories
International, Inc.* 333,065
493 Chemed Corp. 279,531
9,890 Cigna Group (The) 2,599,883
1,657 Cooper Cos., Inc. (The) 558,276
305 CorVel Corp.* 63,702
43,062 CVS Health Corp. 2,926,063
22,160 Danaher Corp. 4,948,550
1,809 DaVita, Inc.* 183,541
7,076 DENTSPLY SIRONA, Inc. 224,663
12,983 Dexcom, Inc.* 1,499,796
4,124 Doximity, Inc., Class A* 95,883
20,221 Edwards Lifesciences Corp.* 1,369,164
16,468 Elanco Animal Health, Inc.* 193,993
7,947 Elevance Health, Inc. 3,810,507
28,429 Eli Lilly & Co. 16,802,676
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
3,307 Encompass Health Corp. $ 215,517
1,807 Ensign Group, Inc. (The) 193,475
5,472 Envista Holdings Corp.* 124,160
6,007 Exact Sciences Corp.* 384,448
10,332 Exelixis, Inc.* 225,341
12,254 GE HealthCare Technologies,
Inc. 838,909
41,891 Gilead Sciences, Inc. 3,208,851
3,919 Globus Medical, Inc., Class A* 176,041
4,384 Halozyme Therapeutics, Inc.* 169,266
6,942 HCA Healthcare, Inc. 1,738,832
2,802 HealthEquity, Inc.* 187,790
4,368 Henry Schein, Inc.* 291,477
8,220 Hologic, Inc.* 586,086
4,192 Humana, Inc. 2,032,533
2,766 IDEXX Laboratories, Inc.* 1,288,458
5,311 Illumina, Inc.* 541,456
6,267 Incyte Corp.* 340,549
963 Inspire Medical Systems, Inc.* 139,933
2,326 Insulet Corp.* 439,823
2,387 Integra LifeSciences Holdings
Corp.* 93,546
3,140 Intra-Cellular Therapies, Inc.* 192,702
11,711 Intuitive Surgical, Inc.* 3,640,247
4,692 Ionis Pharmaceuticals, Inc.* 232,113
6,086 IQVIA Holdings, Inc.* 1,303,013
2,105 Jazz Pharmaceuticals PLC* 248,874
80,962 Johnson & Johnson 12,521,583
1,194 Karuna Therapeutics, Inc.* 228,305
2,969 Laboratory Corp. of America
Holdings 644,006
2,248 Lantheus Holdings, Inc.* 161,002
1,656 Masimo Corp.* 155,267
4,553 McKesson Corp. 2,142,460
780 Medpace Holdings, Inc.* 211,162
44,736 Medtronic PLC 3,546,223
85,295 Merck & Co., Inc. 8,741,032
729 Mettler-Toledo International,
Inc.* 796,017
11,143 Moderna, Inc.* 865,811
1,939 Molina Healthcare, Inc.* 708,821
3,506 Natera, Inc.* 196,161
3,187 Neurocrine Biosciences, Inc.* 371,572
5,670 Option Care Health, Inc.* 168,682
8,565 Organon & Co. 96,956
1,231 Penumbra, Inc.* 273,393
4,526 Perrigo Co. PLC 137,862
189,846 Pfizer, Inc. 5,784,608
7,627 QIAGEN NV* 313,927
3,746 Quest Diagnostics, Inc. 514,064
1,623 QuidelOrtho Corp.* 111,549
5,059 R1 RCM, Inc.* 53,524
3,478 Regeneron Pharmaceuticals,
Inc.* 2,865,211
1,740 Repligen Corp.* 273,615
4,879 ResMed, Inc. 769,565
4,203 Revvity, Inc. 373,647
17,380 Roivant Sciences Ltd.* 166,153
12,626 Royalty Pharma PLC, Class A 341,786
2,942 Sarepta Therapeutics, Inc.* 239,126

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Health Care – (continued)
4,642 Seagen, Inc.* $ 989,721
1,213 Shockwave Medical, Inc.* 211,729
3,309 STERIS PLC 664,910
10,636 Stryker Corp. 3,151,766
1,579 Teleflex, Inc. 356,364
3,328 Tenet Healthcare Corp.* 229,665
12,955 Thermo Fisher Scientific, Inc. 6,422,571
1,536 United Therapeutics Corp.* 368,640
31,191 UnitedHealth Group, Inc. 17,247,687
2,017 Universal Health Services, Inc.,
Class B 277,297
4,870 Veeva Systems, Inc., Class A* 848,890
8,654 Vertex Pharmaceuticals, Inc.* 3,070,526
40,233 Viatris, Inc. 369,339
1,975 Waters Corp.* 554,205
2,482 West Pharmaceutical Services,
Inc. 870,586
7,017 Zimmer Biomet Holdings, Inc. 816,147
15,534 Zoetis, Inc. 2,744,392
175,850,024
Industrials – 9.2%
18,495 3M Co. 1,832,300
4,120 A O Smith Corp. 310,483
1,046 Acuity Brands, Inc. 187,506
2,301 Advanced Drainage Systems,
Inc. 278,674
4,654 AECOM 413,554
2,092 AGCO Corp. 237,505
3,469 Air Lease Corp. 134,563
4,280 Alaska Air Group, Inc.* 161,827
2,944 Allegion PLC 312,329
21,681 American Airlines Group, Inc.* 269,495
7,731 AMETEK, Inc. 1,200,083
7,080 API Group Corp.* 214,878
1,278 Applied Industrial Technologies,
Inc. 204,569
1,603 ASGN, Inc.* 143,052
1,280 Atkore, Inc.* 166,272
13,892 Automatic Data Processing, Inc. 3,194,049
668 Avis Budget Group, Inc.* 122,144
2,321 Axon Enterprise, Inc.* 533,528
18,745 Boeing Co. (The)* 4,341,904
4,319 Booz Allen Hamilton Holding
Corp. 540,436
3,934 Broadridge Financial Solutions,
Inc. 762,488
4,135 Builders FirstSource, Inc.* 554,545
3,065 BWX Technologies, Inc. 239,162
3,876 C.H. Robinson Worldwide, Inc. 318,026
757 CACI International, Inc., Class
A* 242,959
1,667 Carlisle Cos., Inc. 467,443
28,050 Carrier Global Corp. 1,457,478
17,311 Caterpillar, Inc. 4,340,214
5,004 Ceridian HCM Holding, Inc.* 344,776
1,404 Chart Industries, Inc.* 182,562
2,908 Cintas Corp. 1,608,851
13,961 Clarivate PLC* 108,337
1,697 Clean Harbors, Inc.* 274,337
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,181 Comfort Systems USA, Inc. $ 228,618
1,402 Concentrix Corp. 131,774
28,504 Copart, Inc.* 1,431,471
3,581 Core & Main, Inc., Class A* 125,442
67,286 CSX Corp. 2,173,338
4,762 Cummins, Inc. 1,067,450
1,285 Curtiss-Wright Corp. 274,862
9,061 Deere & Co. 3,301,919
21,539 Delta Air Lines, Inc. 795,435
4,052 Donaldson Co., Inc. 246,524
4,683 Dover Corp. 661,052
8,166 Dun & Bradstreet Holdings, Inc. 86,478
13,332 Eaton Corp. PLC 3,035,563
1,581 EMCOR Group, Inc. 335,994
19,159 Emerson Electric Co. 1,703,235
4,091 Equifax, Inc. 890,652
5,398 ExlService Holdings, Inc.* 153,141
4,946 Expeditors International of
Washington, Inc. 595,202
1,682 Exponent, Inc. 129,447
19,175 Fastenal Co. 1,149,925
7,746 FedEx Corp. 2,004,897
6,506 Ferguson PLC 1,114,738
4,397 Flowserve Corp. 168,229
11,873 Fortive Corp. 819,000
4,228 Fortune Brands Innovations, Inc. 289,322
1,119 FTI Consulting, Inc.* 246,695
1,177 GATX Corp. 128,293
2,060 Generac Holdings, Inc.* 241,164
7,588 General Dynamics Corp. 1,874,008
36,370 General Electric Co. 4,429,866
5,689 Genpact Ltd. 193,198
5,608 Graco, Inc. 453,014
3,921 GXO Logistics, Inc.* 220,595
1,416 HEICO Corp. 242,179
2,503 HEICO Corp., Class A 343,937
4,578 Hertz Global Holdings, Inc.* 38,181
2,825 Hexcel Corp. 195,801
22,374 Honeywell International, Inc. 4,383,514
13,738 Howmet Aerospace, Inc. 722,619
1,797 Hubbell, Inc. 539,100
1,310 Huntington Ingalls Industries,
Inc. 310,496
2,537 IDEX Corp. 511,662
10,194 Illinois Tool Works, Inc. 2,469,089
13,584 Ingersoll Rand, Inc. 970,305
1,210 Insperity, Inc. 137,638
2,755 ITT, Inc. 298,284
2,761 J.B. Hunt Transport Services, Inc. 511,530
4,220 Jacobs Solutions, Inc. 536,700
11,271 Joby Aviation, Inc.*
(a)
67,175
22,914 Johnson Controls International
PLC 1,209,859
4,511 KBR, Inc. 233,083
5,056 Knight-Swift Transportation
Holdings, Inc. 271,912
6,349 L3Harris Technologies, Inc. 1,211,453
1,199 Landstar System, Inc. 207,007
4,589 Leidos Holdings, Inc. 492,491
1,069 Lennox International, Inc. 434,720

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
1,892 Lincoln Electric Holdings, Inc. $ 374,730
8,512 Lockheed Martin Corp. 3,811,418
10,846 Lyft, Inc., Class A* 127,224
1,678 ManpowerGroup, Inc. 124,524
7,552 Masco Corp. 457,274
2,118 MasTec, Inc.* 128,436
2,025 Maximus, Inc. 169,067
6,457 MDU Resources Group, Inc. 123,587
1,777 Middleby Corp. (The)* 224,311
1,240 MSA Safety, Inc. 215,934
1,542 MSC Industrial Direct Co., Inc.,
Class A 150,222
1,378 NEXTracker, Inc., Class A* 56,002
1,716 Nordson Corp. 403,843
7,645 Norfolk Southern Corp. 1,667,833
5,099 Northrop Grumman Corp. 2,422,841
5,429 nVent Electric PLC 289,094
3,207 Old Dominion Freight Line, Inc. 1,247,715
2,181 Oshkosh Corp. 212,189
13,894 Otis Worldwide Corp. 1,191,966
3,005 Owens Corning 407,418
17,343 PACCAR, Inc. 1,592,434
4,292 Parker-Hannifin Corp. 1,859,209
1,368 Parsons Corp.* 85,213
10,821 Paychex, Inc. 1,319,837
1,721 Paycom Software, Inc. 312,637
2,131 Paycor HCM, Inc.* 45,199
1,424 Paylocity Holding Corp.* 223,098
5,522 Pentair PLC 356,390
17,979 Plug Power, Inc.*
(a)
72,635
4,827 Quanta Services, Inc. 908,972
959 RBC Bearings, Inc.* 247,173
2,217 Regal Rexnord Corp. 265,597
6,935 Republic Services, Inc. 1,122,360
3,522 Robert Half, Inc. 288,734
3,858 Rockwell Automation, Inc. 1,062,648
10,487 Rollins, Inc. 427,240
49,090 RTX Corp. 3,999,853
890 Saia, Inc.* 347,447
1,785 Science Applications
International Corp. 209,577
5,093 Sensata Technologies Holding
PLC 165,573
1,427 Simpson Manufacturing Co., Inc. 238,266
1,490 SiteOne Landscape Supply, Inc.* 209,822
1,751 Snap-on, Inc. 480,982
19,951 Southwest Airlines Co. 510,147
7,312 SS&C Technologies Holdings,
Inc. 411,373
5,096 Stanley Black & Decker, Inc. 463,226
3,094 Stericycle, Inc.* 145,325
1,775 Tetra Tech, Inc. 280,716
6,555 Textron, Inc. 502,506
2,174 Timken Co. (The) 157,398
3,479 Toro Co. (The) 288,757
7,654 Trane Technologies PLC 1,725,288
1,737 TransDigm Group, Inc. 1,672,505
6,488 TransUnion 380,975
3,644 Trex Co., Inc.* 256,064
1,857 TriNet Group, Inc.* 215,282
Shares Description Value
aa
Common Stocks – (continued)
Industrials – (continued)
65,500 Uber Technologies, Inc.* $ 3,692,890
2,027 UFP Industries, Inc. 222,220
287 U-Haul Holding Co.* 16,247
3,387 U-Haul Holding Co. 183,406
20,474 Union Pacific Corp. 4,612,178
10,974 United Airlines Holdings, Inc.* 432,376
24,377 United Parcel Service, Inc.,
Class B 3,695,797
2,303 United Rentals, Inc. 1,096,274
687 Valmont Industries, Inc. 150,845
4,848 Verisk Analytics, Inc. 1,170,453
11,653 Vertiv Holdings Co., Class A* 508,770
1,362 W.W. Grainger, Inc. 1,070,791
13,659 Waste Management, Inc. 2,335,552
1,114 Watsco, Inc. 425,804
907 Watts Water Technologies, Inc.,
Class A 174,607
1,503 WESCO International, Inc. 234,243
5,982 Westinghouse Air Brake
Technologies Corp. 697,262
6,467 WillScot Mobile Mini Holdings
Corp.* 269,803
1,874 Woodward, Inc. 253,327
3,812 XPO, Inc.* 328,899
7,987 Xylem, Inc. 839,673
131,807,108
Information Technology – 28.2%
22,328 Accenture PLC, Class A 7,438,350
15,295 Adobe, Inc.* 9,345,398
53,770 Advanced Micro Devices, Inc.* 6,514,773
5,018 Akamai Technologies, Inc.* 579,730
2,461 Allegro MicroSystems, Inc.
(Japan)* 66,988
1,766 Altair Engineering, Inc., Class
A* 127,964
3,992 Amdocs Ltd. 334,410
3,649 Amkor Technology, Inc. 102,792
19,858 Amphenol Corp., Class A 1,806,879
16,956 Analog Devices, Inc. 3,109,391
2,907 ANSYS, Inc.* 852,798
612 Appfolio, Inc., Class A* 115,821
498,079 Apple, Inc. 94,610,106
28,174 Applied Materials, Inc. 4,219,902
5,984 AppLovin Corp., Class A* 224,280
7,947 Arista Networks, Inc.* 1,746,035
1,894 Arrow Electronics, Inc.* 224,553
941 Aspen Technology, Inc.* 177,153
5,094 Atlassian Corp., Class A* 972,699
7,181 Autodesk, Inc.* 1,568,546
6,847 Bentley Systems, Inc., Class B 356,455
3,389 BILL Holdings, Inc.* 221,878
13,574 Broadcom, Inc. 12,565,859
9,079 Cadence Design Systems, Inc.* 2,481,018
5,871 CCC Intelligent Solutions
Holdings, Inc.* 68,573
4,522 CDW Corp. 953,599
4,954 Ciena Corp.* 227,141
137,048 Cisco Systems, Inc. 6,630,382
9,511 Cloudflare, Inc., Class A* 733,774

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
5,801 Cognex Corp. $ 218,698
17,048 Cognizant Technology Solutions
Corp., Class A 1,199,838
4,392 Coherent Corp.* 161,582
7,022 Confluent, Inc., Class A* 149,007
25,838 Corning, Inc. 736,125
7,326 Crowdstrike Holdings, Inc.,
Class A* 1,736,189
9,624 Datadog, Inc., Class A* 1,121,870
8,279 Dell Technologies, Inc., Class C 628,128
6,742 DocuSign, Inc.* 290,580
1,985 Dolby Laboratories, Inc., Class A 170,968
3,826 DoubleVerify Holdings, Inc.* 127,023
8,660 Dropbox, Inc., Class A* 244,039
6,842 DXC Technology Co.* 158,255
7,903 Dynatrace, Inc.* 423,206
2,650 Elastic NV* 212,954
4,457 Enphase Energy, Inc.* 450,246
5,003 Entegris, Inc. 522,313
1,884 EPAM Systems, Inc.* 486,430
2,023 F5, Inc.* 346,317
1,214 Fabrinet (Thailand)* 196,547
822 Fair Isaac Corp.* 894,007
3,404 First Solar, Inc.* 537,083
2,344 Five9, Inc.* 178,660
14,794 Flex Ltd.* 376,507
22,744 Fortinet, Inc.* 1,195,425
5,325 Freshworks, Inc., Class A* 106,607
2,573 Gartner, Inc.* 1,118,843
20,821 Gen Digital, Inc. 459,728
2,603 Gitlab, Inc., Class A* 125,829
2,548 GLOBALFOUNDRIES, Inc.* 136,802
1,389 Globant SA* 306,691
4,911 GoDaddy, Inc., Class A* 491,395
2,704 Guidewire Software, Inc.* 270,238
3,570 HashiCorp, Inc., Class A* 76,469
43,275 Hewlett Packard Enterprise Co. 731,780
33,114 HP, Inc. 971,565
1,589 HubSpot, Inc.* 784,855
3,774 Informatica, Inc., Class A* 94,690
140,234 Intel Corp. 6,268,460
30,523 International Business Machines
Corp. 4,839,727
9,159 Intuit, Inc. 5,234,002
980 IPG Photonics Corp.* 93,845
4,215 Jabil, Inc. 486,074
10,672 Juniper Networks, Inc. 303,618
5,977 Keysight Technologies, Inc.* 812,215
4,607 KLA Corp. 2,509,064
4,502 Lam Research Corp. 3,223,072
4,570 Lattice Semiconductor Corp.* 267,574
821 Littelfuse, Inc. 191,129
1,815 MACOM Technology Solutions
Holdings, Inc.* 152,424
2,058 Manhattan Associates, Inc.* 459,037
28,806 Marvell Technology, Inc. 1,605,358
17,977 Microchip Technology, Inc. 1,500,001
36,684 Micron Technology, Inc. 2,792,386
246,563 Microsoft Corp. 93,425,186
406 MicroStrategy, Inc., Class A* 202,310
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,114 MKS Instruments, Inc. $ 174,511
2,284 MongoDB, Inc.* 949,550
1,548 Monolithic Power Systems, Inc. 849,419
5,621 Motorola Solutions, Inc. 1,814,852
7,130 NetApp, Inc. 651,611
1,194 Novanta, Inc.* 172,461
7,880 Nutanix, Inc., Class A* 339,549
79,762 NVIDIA Corp. 37,304,687
5,064 Okta, Inc.* 339,541
14,471 ON Semiconductor Corp.* 1,032,216
1,631 Onto Innovation, Inc.* 229,987
52,266 Oracle Corp. 6,073,832
61,263 Palantir Technologies, Inc., Class
A* 1,228,323
10,121 Palo Alto Networks, Inc.* 2,986,606
4,201 Procore Technologies, Inc.* 248,237
3,934 PTC, Inc.* 619,054
9,674 Pure Storage, Inc., Class A* 322,241
3,302 Qorvo, Inc.* 318,643
37,419 QUALCOMM, Inc. 4,828,922
1,208 Qualys, Inc.* 223,287
3,631 Rambus, Inc.* 245,710
3,574 Roper Technologies, Inc. 1,923,706
31,628 Salesforce, Inc.* 7,967,093
5,233 Samsara, Inc., Class A* 144,117
1,908 Sanmina Corp.* 95,610
6,478 Seagate Technology Holdings
PLC 512,410
7,635 SentinelOne, Inc., Class A* 145,752
6,837 ServiceNow, Inc.* 4,688,404
1,046 Silicon Laboratories, Inc.* 110,217
5,342 Skyworks Solutions, Inc. 517,800
4,284 Smartsheet, Inc., Class A* 181,556
9,203 Snowflake, Inc., Class A* 1,727,219
1,880 SolarEdge Technologies, Inc.* 149,234
5,124 Splunk, Inc.* 776,491
1,220 SPS Commerce, Inc.* 210,182
1,535 Super Micro Computer, Inc.* 419,776
1,309 Synaptics, Inc.* 132,523
5,088 Synopsys, Inc.* 2,763,954
1,625 TD SYNNEX Corp. 160,290
10,580 TE Connectivity Ltd. 1,385,980
1,565 Teledyne Technologies, Inc.* 630,632
3,798 Tenable Holdings, Inc.* 157,199
5,198 Teradyne, Inc. 479,412
30,391 Texas Instruments, Inc. 4,641,010
8,293 Trimble, Inc.* 384,795
5,822 Twilio, Inc., Class A* 376,567
1,397 Tyler Technologies, Inc.* 571,149
13,055 UiPath, Inc., Class A* 257,967
8,302 Unity Software, Inc.* 244,992
1,466 Universal Display Corp. 248,047
3,037 VeriSign, Inc.* 644,451
10,746 Western Digital Corp.* 519,139
4,160 Wolfspeed, Inc.* 153,338
6,872 Workday, Inc., Class A* 1,860,388
1,720 Zebra Technologies Corp., Class
A* 407,606
8,540 Zoom Video Communications,
Inc., Class A* 579,268

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Information Technology – (continued)
2,934 Zscaler, Inc.* $ 579,553
398,881,284
Materials – 2.6%
7,361 Air Products and Chemicals, Inc. 1,991,519
3,931 Albemarle Corp. 476,712
5,950 Alcoa Corp. 159,817
48,542 Amcor PLC 460,178
14,114 Anglogold Ashanti PLC (United
Kingdom) 271,695
2,190 AptarGroup, Inc. 277,889
1,716 Ashland, Inc. 137,143
2,673 Avery Dennison Corp. 519,899
7,416 Axalta Coating Systems Ltd.* 233,382
10,418 Ball Corp. 576,011
3,999 Berry Global Group, Inc. 264,414
3,648 Celanese Corp. 505,832
6,527 CF Industries Holdings, Inc. 490,504
16,926 Cleveland-Cliffs, Inc.* 290,450
3,885 Commercial Metals Co. 176,107
23,890 Corteva, Inc. 1,079,828
23,228 CRH PLC 1,457,557
4,005 Crown Holdings, Inc. 344,470
23,767 Dow, Inc. 1,229,942
14,112 DuPont de Nemours, Inc. 1,009,572
1,179 Eagle Materials, Inc. 213,458
3,982 Eastman Chemical Co. 333,811
8,484 Ecolab, Inc. 1,626,637
4,170 FMC Corp. 223,762
47,990 Freeport-McMoRan, Inc. 1,790,987
10,221 Graphic Packaging Holding Co. 231,710
5,775 Huntsman Corp. 142,065
8,568 International Flavors &
Fragrances, Inc. 645,856
11,551 International Paper Co. 426,694
16,440 Linde PLC 6,802,379
6,005 Livent Corp.* 82,629
2,390 Louisiana-Pacific Corp. 145,766
8,568 LyondellBasell Industries NV,
Class A 814,817
2,074 Martin Marietta Materials, Inc. 963,560
11,123 Mosaic Co. (The) 399,204
4,816 MP Materials Corp.* 76,430
26,703 Newmont Corp. 1,073,194
8,429 Nucor Corp. 1,432,677
4,213 Olin Corp. 198,601
2,982 Packaging Corp. of America 501,006
7,904 PPG Industries, Inc. 1,122,289
1,963 Reliance Steel & Aluminum Co. 540,335
2,205 Royal Gold, Inc. 268,569
4,281 RPM International, Inc. 440,643
4,809 Sealed Air Corp. 160,524
7,962 Sherwin-Williams Co. (The) 2,219,806
2,826 Silgan Holdings, Inc. 117,901
3,267 Sonoco Products Co. 180,208
2,867 Southern Copper Corp. (Mexico) 206,223
5,226 Steel Dynamics, Inc. 622,573
7,530 United States Steel Corp. 270,327
4,458 Vulcan Materials Co. 952,050
1,085 Westlake Corp. 139,303
Shares Description Value
aa
Common Stocks – (continued)
Materials – (continued)
8,575 Westrock Co. $ 353,033
37,671,948
Real Estate – 2.7%
3,188 Agree Realty Corp. REIT 188,762
5,759 Alexandria Real Estate Equities,
Inc. REIT 630,035
11,194 American Homes 4 Rent, Class
A REIT 406,006
15,657 American Tower Corp. REIT 3,268,868
9,064 Americold Realty Trust, Inc.
REIT 255,877
5,010 Apartment Income REIT Corp.
REIT 155,911
4,759 AvalonBay Communities, Inc.
REIT 823,022
5,265 Boston Properties, Inc. REIT 299,736
10,057 Brixmor Property Group, Inc.
REIT 216,427
3,545 Camden Property Trust REIT 319,972
10,405 CBRE Group, Inc., Class A* 821,579
13,631 CoStar Group, Inc.* 1,131,918
14,518 Crown Castle, Inc. REIT 1,702,671
7,497 CubeSmart REIT 298,081
10,171 Digital Realty Trust, Inc. REIT 1,411,531
1,505 EastGroup Properties, Inc. REIT 261,494
3,135 Equinix, Inc. REIT 2,555,056
5,965 Equity LifeStyle Properties, Inc.
REIT 424,112
12,527 Equity Residential REIT 712,035
2,143 Essex Property Trust, Inc. REIT 457,445
7,022 Extra Space Storage, Inc. REIT 914,054
2,477 Federal Realty Investment Trust
REIT 236,776
4,410 First Industrial Realty Trust, Inc.
REIT 207,491
8,444 Gaming and Leisure Properties,
Inc. REIT 394,588
12,682 Healthcare Realty Trust, Inc.
REIT 193,654
18,351 Healthpeak Properties, Inc. REIT 317,839
23,642 Host Hotels & Resorts, Inc.
REIT 413,026
19,238 Invitation Homes, Inc. REIT 641,780
9,722 Iron Mountain, Inc. REIT 623,666
1,589 Jones Lang LaSalle, Inc.* 247,121
3,888 Kilroy Realty Corp. REIT 128,226
20,313 Kimco Realty Corp. REIT 392,447
2,918 Lamar Advertising Co., Class
A REIT 295,564
19,828 Medical Properties Trust, Inc.
REIT 96,166
3,899 Mid-America Apartment
Communities, Inc. REIT 485,348
2,706 National Storage Affiliates Trust
REIT 89,812
469 NET Lease Office Properties
REIT* 7,668
6,123 NNN REIT, Inc. REIT 248,716

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Real Estate – (continued)
8,214 Omega Healthcare Investors, Inc.
REIT $ 260,795
30,988 Prologis, Inc. REIT 3,561,451
5,315 Public Storage REIT 1,375,309
4,942 Rayonier, Inc. REIT 151,621
23,822 Realty Income Corp. REIT 1,285,435
6,025 Regency Centers Corp. REIT 378,250
6,933 Rexford Industrial Realty, Inc.
REIT 341,242
3,598 SBA Communications Corp.
REIT 888,562
10,888 Simon Property Group, Inc.
REIT 1,359,802
4,728 Spirit Realty Capital, Inc. REIT 195,266
6,027 STAG Industrial, Inc. REIT 216,068
4,144 Sun Communities, Inc. REIT 535,985
10,226 UDR, Inc. REIT 341,548
13,490 Ventas, Inc. REIT 618,382
34,014 VICI Properties, Inc. REIT 1,016,678
7,043 W.P. Carey, Inc. REIT 438,356
17,433 Welltower, Inc. REIT 1,553,280
24,581 Weyerhaeuser Co. REIT 770,614
1,878 Zillow Group, Inc., Class A* 73,974
5,140 Zillow Group, Inc., Class C* 210,432
37,847,530
Utilities – 2.3%
22,424 AES Corp. (The) 385,917
8,452 Alliant Energy Corp. 427,418
8,796 Ameren Corp. 682,482
17,309 American Electric Power Co.,
Inc. 1,376,931
6,538 American Water Works Co., Inc. 861,970
4,969 Atmos Energy Corp. 565,522
2,384 Avangrid, Inc. 73,594
6,018 Brookfield Renewable Corp.,
Class A
(a)
159,718
21,207 CenterPoint Energy, Inc. 599,522
1,100 Clearway Energy, Inc., Class A 26,037
2,753 Clearway Energy, Inc., Class C 68,742
9,779 CMS Energy Corp. 555,056
11,599 Consolidated Edison, Inc. 1,045,186
10,903 Constellation Energy Corp. 1,319,699
28,096 Dominion Energy, Inc. 1,273,873
6,891 DTE Energy Co. 717,422
25,894 Duke Energy Corp. 2,389,498
12,872 Edison International 862,295
7,086 Entergy Corp. 718,591
8,881 Essential Utilities, Inc. 316,252
7,624 Evergy, Inc. 389,129
11,703 Eversource Energy 695,275
33,389 Exelon Corp. 1,285,810
18,283 FirstEnergy Corp. 675,374
1,691 IDACORP, Inc. 163,181
2,954 National Fuel Gas Co. 150,034
3,114 NextEra Energy Partners LP 73,304
68,005 NextEra Energy, Inc. 3,978,972
13,862 NiSource, Inc. 355,422
7,490 NRG Energy, Inc. 358,322
6,723 OGE Energy Corp. 235,641
Shares Description Value
aa
Common Stocks – (continued)
Utilities – (continued)
82,447 PG&E Corp.* $ 1,415,615
3,806 Pinnacle West Capital Corp. 285,222
24,789 PPL Corp. 647,489
16,770 Public Service Enterprise Group,
Inc. 1,046,951
21,157 Sempra 1,541,711
36,586 Southern Co. (The) 2,596,874
2,385 Southwest Gas Holdings, Inc. 140,977
6,994 UGI Corp. 153,798
12,047 Vistra Corp. 426,584
10,595 WEC Energy Group, Inc. 885,954
18,502 Xcel Energy, Inc. 1,125,662
33,053,026
TOTAL COMMON STOCKS
(Cost $477,192,331)
1,412,506,463
Shares Dividend Rate Value
aa
Investment Company – 0.2%
(b)
Goldman Sachs Financial Square Treasury
Obligations Fund – Institutional Shares
2,707,264 5.260% 2,707,264
(Cost $2,707,264)
TOTAL INVESTMENTS BEFORE SECURITIES LENDING
REINVESTMENT VEHICLE
(Cost $479,899,595)
1,415,213,727
a
Securities Lending Reinvestment Vehicle – 0.1%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,668,918 5.259% 1,668,918
(Cost $1,668,918)
TOTAL INVESTMENTS – 99.9%
(Cost $481,568,513)
$ 1,416,882,645
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.1%
931,901
NET ASSETS – 100.0%
$ 1,417,814,546
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
*
Non-income producing security.
(a)
All or a portion of security is on loan.
(b)
Represents an affiliated issuer.
Investment Abbreviations:
LP — Limited Partnership
PLC — Public Limited Company
REIT — Real Estate Investment Trust

GOLDMAN SACHS MARKETBETA
®
U.S. 1000 EQUITY ETF
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Additional Investment Information
FUTURES CONTRACTS
— At November 30, 2023, the
Portfolio
had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
E-Mini Russell 1000 Index 28 12/15/23 $ 3,510,360 $ 10,851

Goldman Sachs MarketBeta® ETFs II
Schedule of Investments
November 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to rule 2a-5 under the Investment Company Action of 1940 (“Valuation Designee”) GSAM has day-to-day
responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the
Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by
GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Goldman Sachs MarketBeta® ETFs II
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the last bid price for long positions and the last ask price for short positions on the exchange where they are principally traded. Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy.
Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security.
Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include exchange-traded funds
(“ETFs”) and other investment companies. Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. Underlying Funds are generally classified as Level 1 of the fair value hierarchy. To the extent that underlying
ETFs are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level
2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of
November 30, 2023:
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs II
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Goldman Sachs MarketBeta® Total International Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 3,625,969 $ — $ —
Asia 166,573,581 2,645,930 —
Europe 130,687,948 863,357 —
North America 48,722,386 256,358 —
Oceania 19,953,687 — —
South America 6,312,045 1,707,861 —
Exchange-Traded Fund 28,302,829 — —
Investment Company 591,111 — —
Securities Lending Reinvestment Vehicle 1,164,110 — —
Total
$ 405,933,666 $ 5,473,506 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 8,599 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
MarketBeta® U.S. 1000 Equity ETF
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ 1,533,673 $ — $ —
Europe 929,119 — —
North America 1,407,565,525 — —
South America 2,478,146 — —
Investment Company 2,707,264 — —
Securities Lending Reinvestment Vehicle 1,668,918 — —
Total
$ 1,416,882,645 $ — $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 10,851 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund utilizes fair value model prices provided by an independent third-party fair value service for certain international equity securities resulting in a level 2 classification.
(b)
Amount shown represents unrealized gain (loss) at period end.
(c)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs II
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Securities Lending — The Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Fund on the next business day. As with other extensions of credit, the Fund may experience delay in the recovery of its securities or incur a loss should the borrower of the securities breach its agreement with the Fund or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statement of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Fund invests the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial
Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government
Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.
In the event of a default by a borrower with respect to any loan, BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If BNYM is unable to purchase replacement securities, BNYM will indemnify the Fund by paying the Fund an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Fund’s master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Fund’s loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amount of the Fund’s overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of November 30, 2023, are disclosed as “Payable upon return of securities loaned” on the Statement of Assets and Liabilities, where applicable.
The Funds’ risks include, but are not limited to, the following:
Calculation Methodology Risk — The Index relies on various sources of information to assess the criteria of issuers included in the
Index, (or a Reference Index if applicable) including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser, nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the
Index.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs II
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Depositary Receipts Risk —
Foreign securities may trade in the form of depositary receipts, which include American Depositary
Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) (collectively “Depositary Receipts”). To the extent the Fund acquires
Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the
Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments.
Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as
“derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Fund will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Foreign and Emerging Countries Risk —
Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information ; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions
(including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a
Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Geographic Risk —
If the Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/
or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs II
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Index Risk —
Solactive AG (the “Index Provider”) constructs each Fund’s Index in accordance with a rules-based methodology. The
Funds will be negatively affected by general declines in the securities and asset classes represented in its Index. In addition, because the Funds are not “actively” managed, unless a specific security is removed from an Index, a Fund generally would not sell a security because the security’s issuer was in financial trouble. Market disruptions and regulatory restrictions could have an adverse effect on a
Fund’s ability to adjust its exposure to the required levels in order to track the Index. A Fund also does not attempt to take defensive positions under any market conditions, including declining markets. Therefore, a Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers. The Index Provider relies on third party data it believes to be reliable in constructing each
Index, but it does not guarantee the accuracy or availability of such third party data. Errors in index data, index computation or the construction of an Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. In addition, neither a Fund, the Investment Adviser, the Calculation Agent nor the Index Provider can guarantee the availability or timeliness of the production of the Index.
Industry Concentration Risk —
Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Large Shareholder Transactions Risk –
A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and
Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which the
Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact the Fund and its investments. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
Market Trading Risk — The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The Investment Adviser cannot predict whether Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Index trading individually or in the aggregate at any point in time.
Mid-Cap Risk — Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs MarketBeta® ETFs II
Schedule of Investments
(continued)
November 30, 2023 (Unaudited)
Seed Investor Risk — GSAM and/or its affiliates may make payments to one or more investors that contribute seed capital to the
Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of GSAM and/or such affiliates (and not the Fund). Seed investors may contribute cash and/or securities in kind and such seed investment may constitute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem their investments in the Fund, particularly after payments from GSAM and/or its affiliates have ceased. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund, including on the Fund’s liquidity and the market price of the Fund’s Shares. The form of a seed investor’s contribution and any redemption activity by a seed investor can affect, including adversely, the tax efficiency of the Fund. For more information, see the section entitled Tax Advantaged Product
Structure in the Prospectus.
Tracking Error Risk — Tracking error is the divergence of the Fund’s performance from that of its Index. The performance of the
Fund may diverge from that of its Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to its Index or the need to meet new or existing regulatory requirements.
Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)